     As filed with the Securities and Exchange Commission on April 4, 2002


                                                   Registration No. 333-43373
                                                                    811-08569
------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 5

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 6

                     LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
                  -------------------------------------------
                           (Exact Name of Registrant)

                     LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                               (Name of Depositor)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802

                  -------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code: (219)455-2000


                         Elizabeth A. Frederick, Esquire
                              The Lincoln National
                             Life Insurance Company
                             1300 S. Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46802
                           Telephone No. (219)455-2000
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Brian M. Burke, Esquire
                              The Lincoln National
                             Life Insurance Company

                             1300 S. Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46802
                           Telephone No. (219)455-2000

                     Title of securities being registered:
    Interests in a separate account under group flexible premium deferred variable annuity contracts.

                             ---------------------

It is proposed that this filing will become effective:

      immediately upon filing pursuant to paragraph (b) of Rule 485
-----
  X   on 5/1/02 pursuant to paragraph (b) of Rule 485
-----
      60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----
      on (date) pursuant to paragraph (a)(1) of Rule 485
-----

Lincoln Life Variable Annuity Account Q Group Variable Annuity Contracts


Home office:
Lincoln National Life Insurance Co.
1300 South Clinton Street
Fort Wayne, Indiana 46802

www.LincolnRetirement.com


Servicing Office:
Lincoln National Insurance Co.
P.O. Box 99740
Portland, Maine 04104


This Prospectus describes the group variable annuity contracts and individual certificates that are issued by Lincoln National Life Insurance Company (Lincoln Life). They are for use with certain qualified retirement plans. Generally, neither the contractowner nor the individual participant pays federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate account value and, as permitted by the plan, to provide retirement income that a participant cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If a participant dies before the annuity commencement date, we pay the beneficiary or the plan a death benefit.


Participants choose whether account value accumulates on a variable or a fixed (guaranteed) basis or both. If participants allocate contributions to the fixed account, we guarantee principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract.

Allocated and unallocated contracts are available. In an allocated contract, we maintain an account value on behalf of each individual participant, and the employer if requested; each participant receives a certificate. Under an unallocated contract, the employer or an administrator performs participant accounting. Allocated and unallocated contracts have different features.

All contributions for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account Q (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If a participant puts all or some contributions into one or more of the contract's subaccounts, the participant takes all the investment risk on the account value and the retirement income. If the selected subaccounts make money, account value goes up; if they do not, it goes down. How much it goes up or down depends on the performance of the selected subaccounts. We do not guarantee how any of the funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees investment in the contract.

The available subaccounts, and the funds, in which they invest are listed below. The contractowner decides which of these subaccounts are available under the contract for participant allocations. For more information about the investment objectives, policies and risks of the funds, please refer to the Prospectus for the funds.

Alliance Variable Products Series Fund (AVP)(Class B):
  Growth Portfolio
  Technology Portfolio
American Funds Insurance Series (AFIS)(Class 2)
  Growth Fund
  International Fund
Baron Capital Asset Fund Trust (Insurance Class)

Delaware VIP Trust:


  Delaware VIP Global Bond Series (Standard Class)




  Delaware VIP Large Cap Value Series (formerly DGPF Growth & Income Series)
   (Standard Class)


  Delaware VIP REIT Series (Standard Class)


  Delaware Small Cap Value Series (Service Class)


  Delaware VIP Trend Series (Standard Class)



Fidelity(R) Variable Insurance Products:

  VIP Contrafund(R) Portfolio (Service Class)

  VIP Growth Portfolio (Service Class)


Janus Aspen Series, Worldwide Growth Fund (Institutional Shares)
Lincoln National Aggressive Growth Fund, Inc.
Lincoln National Bond Fund, Inc.
Lincoln National Capital Appreciation Fund, Inc.
Lincoln National Equity-Income Fund, Inc.
Lincoln National Global Asset Allocation Fund, Inc.
Lincoln National Growth and Income Fund, Inc.
Lincoln National International Fund, Inc.
Lincoln National Managed Fund, Inc.
Lincoln National Money Market Fund, Inc.
Lincoln National Social Awareness Fund, Inc.
Lincoln National Special Opportunities Fund, Inc.

MFS(R) Variable Insurance Trust/SM/:


  MFS(R) Utilities Series (Initial Class)

Neuberger Berman Advisors Management Trust (AMT):
  Partners Portfolio
  Mid-Cap Growth Portfolio


Putnam Variable Trust
  Health Sciences Fund (Class IB)

Scudder VIT Funds (formerly Deutsche Asset Management VIT Funds):


  Equity 500 Index


  Small Cap Index


This Prospectus gives you information about the contracts that contractowners and participants should know before investing. Please review the prospectuses for the funds that are attached, and keep the prospectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


A Statement of Additional Information (SAI), dated the same date as this Prospectus, has more information about the contracts. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 9740, Portland, Maine, 04104, or call 1-800-341-0441. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.



May 1, 2002

Table of contents


                    Item                                Page
                    ----------------------------------------
                    Special terms                        2
                    ----------------------------------------
                    Expense tables                       3
                    ----------------------------------------
                    Summary                              7
                    ----------------------------------------
                    Condensed financial information      8
                    ----------------------------------------
                    Investment results                   11
                    ----------------------------------------
                    Financial statements                 11
                    ----------------------------------------
                    Lincoln National Life Insurance Co.  11
                    ----------------------------------------
                    Fixed side of the contract           11
                    ----------------------------------------
                    Variable annuity account (VAA)       11
                    ----------------------------------------
                    Investments of the VAA               12
                    ----------------------------------------
                    Charges and other deductions         15
                    ----------------------------------------


For a free copy of the SAI please see page one of this booklet.




                   Item                                  Page
                   ------------------------------------------
                   The contracts                          17
                   ------------------------------------------
                   Annuity payouts                        22
                   ------------------------------------------
                   Federal tax matters                    24
                   ------------------------------------------
                   Voting rights                          26
                   ------------------------------------------
                   Distribution of the contracts          27
                   ------------------------------------------
                   Return privilege                       27
                   ------------------------------------------
                   State regulation                       27
                   ------------------------------------------
                   Restrictions under the Texas Optional
                   Retirement Program                     27
                   ------------------------------------------
                   Records and reports                    27
                   ------------------------------------------
                   Other information                      27
                   ------------------------------------------
                   Statement of additional information
                   table of contents for VAA              28
                   ------------------------------------------


Special terms

(We have italicized the special terms that have special meaning throughout this Prospectus)

Account or variable annuity account (VAA)--The segregated investment account, Account Q, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Account value--At a given time before the annuity commencement date, the value of all accumulation units for a contract plus the value of the fixed side of the contract.

Accumulation unit--A measure used to calculate account value for the variable side of the contract.

Annuitant--The person on whose life the annuity benefit payments made after the annuity commencement date are based.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under an annuity payout option.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person or entity designated by a non-ERISA 403(b) plan participant or an annuitant to receive any death benefit payable on the death of the participant or annuitant.

Contractowner (you, your, owner)--The party named on the group annuity contract (for example, an employer, or retirement plan trust, an association, or other entity allowed by law).

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--An amount payable to a designated beneficiary if a participant under a 403(b) plan not subject to ERISA dies before his or her annuity commencement date.

Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Net Contributions--The sum of all contributions credited to the participant's account value less any amounts paid when a withdrawal occurs and less any outstanding loan balance.

Participant--A person defined as a participant in the plan, who has enrolled under a contract and, under an allocated group contract, on whose behalf Lincoln Life maintains an account value.

Participant Year--A 12 month period starting with the date that we receive the first contribution on behalf of a participant and on each anniversary after that.

Plan--The retirement program that an Employer offers to its employees for which a contract is used to accumulate funds.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a particular fund or series available under the contracts. There is a separate subaccount which corresponds to each fund or series.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (normally, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of Contractowner or Participant expenses:

     The maximum surrender charge (contingent deferred sales charge) (as a percentage of account value withdrawn): 6%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge percentage with respect to that surrender or withdrawal.

Annual Contract Fee:
Per participant/contractowner (allocated contract): $25
We may reduce or waive these charges in certain situations. See "Charges and other deductions."

VAA annual expenses for Account Q subaccounts:
(as a percentage of average account value):

             "Standard" Mortality and expense risk charge    1.00%
             "Breakpoint" Mortality and expense risk charge*  .75%

*Only certain contracts or plans are eligible for a breakpoint charge. See "Charges and other deductions."


Annual expenses of the funds for the year ended December 31, 2001

(as a percentage of each fund's average net assets):


                                                                    Management     12b-1     Other        Total
Subaccounts shown, see "Description of Funds" for underlying funds. Fees       +    Fees +   expenses =   expenses
------------------------------------------------------------------------------------------------------------------
    AFIS Growth (Class 2)                                              0.37%       0.25%       0.01%        0.63%
------------------------------------------------------------------------------------------------------------------
    AFIS International (Class 2)                                       0.55        0.25        0.06         0.86
------------------------------------------------------------------------------------------------------------------
    Aggressive Growth                                                  0.72        0.00        0.09         0.81
------------------------------------------------------------------------------------------------------------------
    AMT Mid-Cap Growth                                                 0.84        0.00        0.07         0.91
------------------------------------------------------------------------------------------------------------------
    AMT Partners                                                       0.82        0.00        0.05         0.87
------------------------------------------------------------------------------------------------------------------
    Aspen Worldwide Growth (Institutional Shares)                      0.65        0.00        0.04         0.69
------------------------------------------------------------------------------------------------------------------
    AVP Growth (Class B)                                               0.75        0.25        0.11         1.11
------------------------------------------------------------------------------------------------------------------
    AVP Technology (Class B)                                           1.00        0.25        0.08         1.33
------------------------------------------------------------------------------------------------------------------
    Bond                                                               0.42        0.00        0.11         0.53
------------------------------------------------------------------------------------------------------------------
    Capital Appreciation                                               0.72        0.00        0.06         0.78
------------------------------------------------------------------------------------------------------------------
    Capital Asset (Insurance class)/1*/                                1.00        0.25        0.25         1.50
------------------------------------------------------------------------------------------------------------------
    DGPF Global Bond/2/ (Standard class)+                              0.64        0.00        0.36         1.00
------------------------------------------------------------------------------------------------------------------
    DGPF Growth & Income/3/ (now Delaware VIP Large Cap Value)
    (Standard class)+                                                  0.60        0.00        0.08         0.68
------------------------------------------------------------------------------------------------------------------
    DGPF Real Estate (REIT)/4/ (Standard class)+                       0.75        0.00        0.14         0.89
------------------------------------------------------------------------------------------------------------------
    DGPF SmallCap Value/5/ (Service Class)+                            0.75        0.15        0.11         1.01
------------------------------------------------------------------------------------------------------------------
    DGPF Trend/6/ (Standard class)+                                    0.74        0.00        0.16         0.90
------------------------------------------------------------------------------------------------------------------
    Equity 500 Index/7/*                                               0.20        0.00        0.10         0.30
------------------------------------------------------------------------------------------------------------------
    Equity-Income                                                      0.73        0.00        0.07         0.80
------------------------------------------------------------------------------------------------------------------
    Global Asset Allocation                                            0.73        0.00        0.23         0.96
------------------------------------------------------------------------------------------------------------------
    Growth and Income                                                  0.32        0.00        0.04         0.36
------------------------------------------------------------------------------------------------------------------
    Health Sciences (Class IB)                                         0.70        0.25        0.09         1.04
------------------------------------------------------------------------------------------------------------------
    International                                                      0.84        0.00        0.15         0.99
------------------------------------------------------------------------------------------------------------------
    Managed                                                            0.38        0.00        0.09         0.47
------------------------------------------------------------------------------------------------------------------
    Money Market                                                       0.45        0.00        0.09         0.54
------------------------------------------------------------------------------------------------------------------
    Small Cap Index/7/*                                                0.35        0.00        0.10         0.45
------------------------------------------------------------------------------------------------------------------
    Social Awareness                                                   0.34        0.00        0.06         0.40
------------------------------------------------------------------------------------------------------------------
    Special Opportunities                                              0.41        0.00        0.07         0.48
------------------------------------------------------------------------------------------------------------------
    Utilities (Initial Class)/9/                                       0.75        0.00        0.18         0.93
------------------------------------------------------------------------------------------------------------------
    VIP II Contrafund/8/ (Service Class)                               0.58        0.10        0.10         0.78
------------------------------------------------------------------------------------------------------------------
    VIP Growth (Service Class)/8/                                      0.58        0.10        0.10         0.78
------------------------------------------------------------------------------------------------------------------




*After waivers and/or reimbursements.



+The total expenses have been restated to reflect the waiver and/or reimbursement dated May 1, 2002 through April 30, 2003.

Voluntary fee reimbursements:
The following funds voluntarily waive expenses to the extent necessary to not exceed a maximum total expense ratio.


3 The investment advisor for the Delaware VIP Large Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely.



7 Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund and 0.35% of the average daily net assets of the Small Cap Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the funds for certain expenses so that the fund's total operating expenses will not exceed 0.30% for the Equity 500 Index Fund and 0.45% for the Small Cap Index Fund. Without the reimbursement to the funds for the year ended December 31, 2001, total expenses would have been 0.31% for the Equity 500 Index Fund and 0.63% for the Small Cap Fund. These reimbursements will be terminated no earlier than December 31, 2002.



8 Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.


Contractual fee reimbursements:
The following funds contractually waive the management fee to the extent necessary to not exceed a maximum total expense ratio.


1 The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2001 through December 31, 2001 would have been 1.59%.



2 The investment advisor for the Delaware VIP Global Bond Series is Delaware International Advisers Ltd. ("DIAL"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.11% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DIAL has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
   0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.





4 The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



5 The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.01% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).



6 The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.90% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



9 The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower and would equal 0.92% for Utilities Series.

EXAMPLES
(expenses of the subaccounts and the funds):

If you make a full withdrawal at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


Subaccounts shown, see        1 year              3 years             5 years            10 years
"Description of Funds"  ------------------- ------------------- ------------------- -------------------
for underlying funds.   Standard Breakpoint Standard Breakpoint Standard Breakpoint Standard Breakpoint
-------------------------------------------------------------------------------------------------------
AFIS Growth               $79       $76       $118      $110      $148      $135      $194      $166
-------------------------------------------------------------------------------------------------------
AFIS International         81        78        124       117       159       147       218       191
-------------------------------------------------------------------------------------------------------
Aggressive Growth          80        78        123       116       157       144       213       186
-------------------------------------------------------------------------------------------------------
AMT Mid-Cap Growth         81        79        126       119       162       149       224       197
-------------------------------------------------------------------------------------------------------
AMT Partners               81        79        125       117       160       147       219       192
-------------------------------------------------------------------------------------------------------
Aspen Worldwide Growth     79        77        120       112       151       138       200       173
-------------------------------------------------------------------------------------------------------
AVP Growth                 83        81        132       124       171       159       244       218
-------------------------------------------------------------------------------------------------------
AVP Technology             85        83        138       131       182       170       267       241
-------------------------------------------------------------------------------------------------------
Bond                       78        75        115       108       143       130       183       155
-------------------------------------------------------------------------------------------------------
Capital Appreciation       80        78        122       115       155       143       210       182
-------------------------------------------------------------------------------------------------------
Capital Asset              87        84        143       135       190       178       284       259
-------------------------------------------------------------------------------------------------------
DGPF Global Bond           82        80        128       121       166       154       233       206
-------------------------------------------------------------------------------------------------------
DGPF Growth & Income       79        77        119       112       150       138       199       171
-------------------------------------------------------------------------------------------------------
DGPF Real Estate (REIT)    81        78        125       118       161       148       221       194
-------------------------------------------------------------------------------------------------------
DGPF SmallCap Value        82        80        129       121       166       154       234       207
-------------------------------------------------------------------------------------------------------
DGPF Trend                 81        79        126       118       161       149       223       196
-------------------------------------------------------------------------------------------------------
Equity 500 Index           75        73        108       101       131       119       157       128
-------------------------------------------------------------------------------------------------------
Equity-Income              80        78        123       115       156       144       212       185
-------------------------------------------------------------------------------------------------------
Global Asset Allocation    82        79        127       120       164       152       229       202
-------------------------------------------------------------------------------------------------------
Growth and Income          78        74        110       103       134       122       164       135
-------------------------------------------------------------------------------------------------------
Health Sciences            83        80        130       122       168       156       237       211
-------------------------------------------------------------------------------------------------------
International              82        80        128       121       165       153       232       205
-------------------------------------------------------------------------------------------------------
Managed                    77        75        113       106       140       127       176       148
-------------------------------------------------------------------------------------------------------
Money Market               78        75        115       108       143       131       184       156
-------------------------------------------------------------------------------------------------------
Small Cap Index            77        75        113       105       139       126       174       146
-------------------------------------------------------------------------------------------------------
Social Awareness           76        74        111       104       136       124       168       140
-------------------------------------------------------------------------------------------------------
Special Opportunities      77        75        113       106       140       128       177       149
-------------------------------------------------------------------------------------------------------
Utilities                  81        79        126       119       162       150       226       199
-------------------------------------------------------------------------------------------------------
VIP Growth                 80        78        122       115       155       143       210       182
-------------------------------------------------------------------------------------------------------
VIP II Contrafund          80        78        122       115       155       143       210       182
-------------------------------------------------------------------------------------------------------

If you do not surrender your contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


Subaccounts shown, see        1 year              3 years             5 years            10 years
"Description of Funds"  ------------------- ------------------- ------------------- -------------------
for underlying funds.   Standard Breakpoint Standard Breakpoint Standard Breakpoint Standard Breakpoint
-------------------------------------------------------------------------------------------------------
AFIS Growth               $17       $14       $52       $44       $ 89      $ 76      $194      $166
-------------------------------------------------------------------------------------------------------
AFIS International         19        16        59        51        101        88       218       191
-------------------------------------------------------------------------------------------------------
Aggressive Growth          18        16        57        49         98        85       213       186
-------------------------------------------------------------------------------------------------------
AMT Mid-Cap Growth         19        17        60        52        103        90       224       197
-------------------------------------------------------------------------------------------------------
AMT Partners               19        16        59        51        101        88       219       192
-------------------------------------------------------------------------------------------------------
Aspen Worldwide Growth     17        15        53        46         92        79       200       173
-------------------------------------------------------------------------------------------------------
AVP Growth                 21        19        66        59        114       101       244       218
-------------------------------------------------------------------------------------------------------
AVP Technology             24        21        73        65        125       112       267       241
-------------------------------------------------------------------------------------------------------
Bond                       16        13        48        41         84        70       183       155
-------------------------------------------------------------------------------------------------------
Capital Appreciation       18        16        56        48         97        83       210       182
-------------------------------------------------------------------------------------------------------
Capital Asset              25        23        78        70        133       121       284       259
-------------------------------------------------------------------------------------------------------
DGPF Global Bond           20        18        63        55        108        95       233       206
-------------------------------------------------------------------------------------------------------
DGPF Growth & Income       17        15        53        45         91        78       199       171
-------------------------------------------------------------------------------------------------------
DGPF Real Estate (REIT)    19        17        59        52        102        89       221       194
-------------------------------------------------------------------------------------------------------
DGPF SmallCap Value        20        18        63        55        108        95       234       207
-------------------------------------------------------------------------------------------------------
DGPF Trend                 19        17        60        52        103        90       223       196
-------------------------------------------------------------------------------------------------------
Equity 500 Index           13        11        41        33         71        58       157       128
-------------------------------------------------------------------------------------------------------
Equity-Income              18        16        57        49         98        85       212       185
-------------------------------------------------------------------------------------------------------
Global Asset Allocation    20        17        62        54        106        93       229       202
-------------------------------------------------------------------------------------------------------
Growth and Income          14        11        43        35         75        61       164       135
-------------------------------------------------------------------------------------------------------
Health Sciences            21        18        64        56        110        97       237       211
-------------------------------------------------------------------------------------------------------
International              20        18        63        55        107        94       232       205
-------------------------------------------------------------------------------------------------------
Managed                    15        12        47        39         80        67       176       148
-------------------------------------------------------------------------------------------------------
Money Market               16        13        49        41         84        71       184       156
-------------------------------------------------------------------------------------------------------
Small Cap Index            15        12        46        38         79        66       174       146
-------------------------------------------------------------------------------------------------------
Social Awareness           14        12        44        37         77        63       168       140
-------------------------------------------------------------------------------------------------------
Special Opportunities      15        13        47        39         81        68       177       149
-------------------------------------------------------------------------------------------------------
Utilities                  20        17        61        53        104        91       226       199
-------------------------------------------------------------------------------------------------------
VIP Growth                 18        16        56        48         97        83       210       182
-------------------------------------------------------------------------------------------------------
VIP II Contrafund          18        16        56        48         97        83       210       182
-------------------------------------------------------------------------------------------------------



We provide these examples, to help you understand the direct and indirect costs and expenses of the contract.

The expense tables reflect expenses of the VAA as well as expenses of the underlying funds.

For more information, see "Charges and other deductions" in this Prospectus and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. We also reserve the right to impose a charge on transfers between subaccounts and to and from the fixed account, currently, there is no charge. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary


What kind of contract is this? It is a group annuity contract between the contractowner and Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See "The contracts." Charges and available features may vary in certain states. Please check with your investment representative or with our servicing office for information.


What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See "Variable annuity account."

What are the contract's investment choices? Based upon instructions, the VAA applies contributions to buy shares in one or more of the funds: See "Investments of the VAA--Description of Funds."

Who advises the Funds? Several different investment advisers manage the funds. See "Investments of the VAA--Investment advisors."

How does the contract work? If we approve the application, we will send the contractowner a contract. When participants make contributions during the accumulation phase, they buy accumulation units. If the participant decides to receive retirement income payments, we convert accumulation units into annuity units. Retirement income payments will be based on the number of annuity units received and the value of each annuity unit on payout days. See "The contracts" and "Annuity payouts."

What charges do I pay under the contract? If you withdraw account value, you pay a surrender charge of 0% to 6% of the gross withdrawal amount, depending upon how long the group contract has been in force.
We may waive the surrender charge in certain situations. See "charges and other deductions--surrender charge."

Under allocated contracts, we charge an annual contract fee of $25 per participant or contractowner account.

We will deduct any applicable premium tax from contributions or account value at the time the tax is incurred or at another time we choose.



We apply an annual charge totaling 1.002% to the daily net asset value of the VAA. Contracts issued for plans meeting certain eligibility requirements will generally impose a lower (breakpoint) annual charge of .75%. See "Charges and other deductions."

Each fund pays a management fee based on its average daily net asset value. See "Investments of the variable annuity account--Investment adviser." Each fund also has additional operating expenses. These are described in the Prospectuses for the funds.

What contributions are necessary and how often?
Contributions by or on behalf of participants may be in any amount unless the contractowner or the plan has a minimum amount. There are limits on the total amount of contributions in any one year. See "The contracts--contributions."

How will annuity payouts be calculated? If a participant decides to annuitize, they select an annuity option and start receiving retirement income payments from the contract as a fixed option or variable option or a combination of both. See "Annuity payouts--Annuity payout options." Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if a participant dies before annuitizing? Depending upon the plan, the beneficiary may receive a death benefit and have options as to how the death benefit is paid. See "The contracts--Death benefit before the annuity commencement date."

May participants transfer account value between subaccounts and between the fixed side of the contract? Yes, subject to certain limits, which may include limits under the terms of the plan. See "The contracts--Transfers between subaccounts on or before the annuity commencement date."

May a contractowner or participant withdraw account value? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. (Participants may only withdraw account value during their accumulation period.) See "Withdrawals." The contractowner must also approve certain participant withdrawals. Certain charges may apply. See "Charges and other deductions." A portion of withdrawal proceeds may be taxable. In addition, a 10% Internal Revenue Service (IRS) tax penalty may apply to distributions before age 59 1/2. A withdrawal also may be subject to 20% withholding. See "Federal tax matters."

Do participants get a free look at their certificate?
A participant under a Section 403(b) plan and certain nonqualified plans can cancel a certificate within twenty days (in some states longer) of the date the participant receives the certificate. The participant must give notice to our servicing office. See "Return privilege."

Condensed financial information

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the period ended December 31, 2001 comes from the VAA's financial statements. It should be read in conjunction with the VAA's financial statements and notes which are all included in the SAI. The beginning unit valuation date for both the standard and break point contract is June 1, 1998.



                                                             2001                2000                1999
                                                      ------------------- ------------------  ------------------
                                                      Standard Breakpoint Standard Breakpoint Standard Breakpoint
------------------------------------------------------------------------------------------------------------------
AFIS Growth subaccount accumulation unit value
.. Beginning of period................................  $9.560    $9.575   $10.000*  $10.000*
.. End of period......................................   7.746     7.778     9.560*    9.575*  trading began
Number of accumulation units                                                                  in 2000
.. End of period (000's omitted)......................     162       494        35       249
------------------------------------------------------------------------------------------------------------------
AFIS International subaccount accumulation unit value
.. Beginning of period................................  $8.085    $8.098   $10.000*  $10.000*
.. End of period......................................   6.412     6.439     8.085*    8.098*  trading began
Number of accumulation units                                                                  in 2000
.. End of period (000's omitted)......................      24       120        10        81
------------------------------------------------------------------------------------------------------------------
Aggressive Growth subaccount accumulation unit value
.. Beginning of period................................  $2.128    $2.142    $2.209    $2.218    $1.567    $1.569
.. End of period......................................   1.406     1.419     2.128     2.142     2.209     2.218
Number of accumulation units
.. End of period (000's omitted)......................     321     1,026       121     1,001         1       468
------------------------------------------------------------------------------------------------------------------
AMT Mid-Cap Growth subaccount accumulation unit
 value
.. Beginning of period................................ $14.026   $14.089   $15.310   $15.340   $10.000*  $10.000*
.. End of period......................................  10.464    10.537    14.026    14.089    15.310*   15.340*
Number of accumulation units
.. End of period (000's omitted)......................      38        29        16        19         1         1
------------------------------------------------------------------------------------------------------------------
AMT Partners subaccount accumulation unit value
.. Beginning of period................................  $9.763    $9.805    $9.793    $9.810   $10.000*  $10.000*
.. End of period......................................   9.392     9.457     9.763     9.805     9.793*    9.810*
Number of accumulation units
.. End of period (000's omitted)......................       9         9         3         4         1         2
------------------------------------------------------------------------------------------------------------------
Aspen Worldwide Growth subaccount accumulation
 unit value
.. Beginning of period................................ $12.569   $12.626   $15.055   $15.084   $10.000*  $10.000*
.. End of period......................................   9.652     9.720    12.569    12.626    15.055*   15.084*
Number of accumulation units
.. End of period (000's omitted)......................      79       489        43       307         1        97
------------------------------------------------------------------------------------------------------------------
AVP Growth subaccount accumulation unit value
.. Beginning of period................................  $8.658    $8.673   $10.000   $10.000*
.. End of period......................................   6.544     6.573     8.658*    8.673*  trading began
Number of accumulation units                                                                  in 2000
.. End of period (000's omitted)......................       9         5         1         1
------------------------------------------------------------------------------------------------------------------
AVP Technology subaccount accumulation unit value
.. Beginning of period................................  $7.372    $7.383   $10.000*  $10.000*
.. End of period......................................   5.440     5.463     7.372*    7.383*  trading began
Number of accumulation units                                                                  in 2000
.. End of period (000's omitted)......................      19        12         8         6
------------------------------------------------------------------------------------------------------------------
Bond subaccount accumulation unit value
.. Beginning of period................................  $5.281    $5.317    $4.811    $4.831    $5.023    $5.032
.. End of period......................................   5.707     5.760     5.281     5.317     4.811     4.831
Number of accumulation units
.. End of period (000's omitted)......................      78       624        15       508         1       664
------------------------------------------------------------------------------------------------------------------
Capital Appreciation subaccount accumulation unit
 value
.. Beginning of period................................  $3.088    $3.108    $3.706    $3.721    $2.573    $2.577
.. End of period......................................   2.266     2.286     3.088     3.108     3.706     3.721
Number of accumulation units
.. End of period (000's omitted)......................     466     4,464       272      3500         3     2,697
------------------------------------------------------------------------------------------------------------------


                                                             1998
                                                      -------------------
                                                      Standard Breakpoint
-------------------------------------------------------------------------
AFIS Growth subaccount accumulation unit value
.. Beginning of period................................
.. End of period......................................
Number of accumulation units
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
AFIS International subaccount accumulation unit value
.. Beginning of period................................
.. End of period......................................
Number of accumulation units
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
Aggressive Growth subaccount accumulation unit value
.. Beginning of period................................  $1.739    $1.739
.. End of period......................................   1.567     1.569
Number of accumulation units
.. End of period (000's omitted)......................       1       554
-------------------------------------------------------------------------
AMT Mid-Cap Growth subaccount accumulation unit
 value
.. Beginning of period................................
.. End of period...................................... trading began
Number of accumulation units                          in 1999
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
AMT Partners subaccount accumulation unit value
.. Beginning of period................................
.. End of period...................................... trading began
Number of accumulation units                          in 1999
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
Aspen Worldwide Growth subaccount accumulation
 unit value
.. Beginning of period................................
.. End of period...................................... trading began
Number of accumulation units                          in 1999
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
AVP Growth subaccount accumulation unit value
.. Beginning of period................................
.. End of period......................................
Number of accumulation units
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
AVP Technology subaccount accumulation unit value
.. Beginning of period................................
.. End of period......................................
Number of accumulation units
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
Bond subaccount accumulation unit value
.. Beginning of period................................  $4.776    $4.776
.. End of period......................................   5.023     5.032
Number of accumulation units
.. End of period (000's omitted)......................       1       283
-------------------------------------------------------------------------
Capital Appreciation subaccount accumulation unit
 value
.. Beginning of period................................  $2.119    $2.119
.. End of period......................................   2.573     2.577
Number of accumulation units
.. End of period (000's omitted)......................       1       555
-------------------------------------------------------------------------

                                                            2001                2000                1999
                                                     ------------------  ------------------  ------------------
                                                     Standard Breakpoint Standard Breakpoint Standard Breakpoint
-----------------------------------------------------------------------------------------------------------------
Capital Asset subaccount accumulation unit value
.. Beginning of period............................... $11.052   $11.100   $11.468   $11.488   $10.000*  $10.000*
.. End of period.....................................  12.292    12.377    11.052    11.100    11.468*   11.488*
Number of accumulation units
.. End of period (000's omitted).....................      19        10         3         6         1         1
-----------------------------------------------------------------------------------------------------------------
DGPF Global Bond subaccount accumulation unit value
.. Beginning of period...............................  $1.128    $1.136    $1.130    $1.135    $1.184    $1.186
.. End of period.....................................   1.111     1.122     1.128     1.136     1.130     1.135
Number of accumulation units
.. End of period (000's omitted).....................      22        32         7         9         2        14
-----------------------------------------------------------------------------------------------------------------
DGPF Growth & Income subaccount accumulation unit
 value (now Delaware VIP Large Cap Value Series)
.. Beginning of period...............................  $1.706    $1.716    $1.547    $1.553    $1.611    $1.613
.. End of period.....................................   1.623     1.637     1.706     1.716     1.547     1.553
Number of accumulation units
.. End of period (000's omitted).....................     102     1,066        10       305         1       315
-----------------------------------------------------------------------------------------------------------------
DGPF Real Estate (REIT) subaccount accumulation unit
 value
.. Beginning of period............................... $11.662   $11.683   $10.000*  $10.000*
.. End of period.....................................  12.560    12.615    11.662*   11.683*  trading began
Number of accumulation units                                                                 in 2000
.. End of period (000's).............................      12        18         2         3
-----------------------------------------------------------------------------------------------------------------
DGPF Small Cap Value subaccount accumulation unit
 value
.. Beginning of period...............................  $1.000*   $1.000*
.. End of period.....................................   1.023*    1.024*  trading began
Number of accumulation units                                             in 2001
.. End of period (000's).............................     116         3
-----------------------------------------------------------------------------------------------------------------
DGPF Trend subaccount accumulation unit value
.. Beginning of period...............................  $2.129    $2.143    $2.309    $2.318    $1.368    $1.370
.. End of period.....................................   1.784     1.800     2.129     2.143     2.309     2.318
Number of accumulation units
.. End of period (000's omitted).....................     395     2,781       190     1,712         2       946
-----------------------------------------------------------------------------------------------------------------
Equity 500 Index subaccount accumulation unit value
.. Beginning of period...............................  $9.884    $9.925   $10.999   $11.018   $10.000*  $10.000*
.. End of period.....................................   8.593     8.651     9.884     9.925    10.999*   11.018*
Number of accumulation units
.. End of period (000's omitted).....................      47       721        24       493         1        94
-----------------------------------------------------------------------------------------------------------------
Equity-Income subaccount accumulation unit value
.. Beginning of period...............................  $2.764    $2.782    $2.524    $2.534    $2.399    $2.403
.. End of period.....................................   2.536     2.559     2.764     2.782     2.524     2.534
Number of accumulation units
.. End of period (000's omitted).....................     199     1,547        17       885         1     1,395
-----------------------------------------------------------------------------------------------------------------
Global Asset allocation subaccount accumulation unit
 value
.. Beginning of period...............................  $3.154    $3.175    $3.369    $3.383    $3.056    $3.061
.. End of period.....................................   2.879     2.906     3.154     3.175     3.369     3.383
Number of accumulation units
.. End of period (000's omitted).....................      28       215         5       196         1       190
-----------------------------------------------------------------------------------------------------------------
Growth and Income subaccount accumulation unit
 value
.. Beginning of period............................... $11.970   $12.049   $13.379   $13.434   $11.496   $11.515
.. End of period.....................................  10.520    10.616    11.970    12.049    13.379    13.434
Number of accumulation units
.. End of period (000's omitted).....................      84     1,725        31     1,554         1     1,429
-----------------------------------------------------------------------------------------------------------------
Health Sciences subaccount accumulation unit value
.. Beginning of period...............................  $1.000*   $1.000*
.. End of period.....................................   0.946*    0.947*  trading began
Number of accumulation units                                             in 2001
.. End of period (000's omitted).....................      16         1
-----------------------------------------------------------------------------------------------------------------


                                                            1998
                                                     -------------------
                                                     Standard Breakpoint
------------------------------------------------------------------------
Capital Asset subaccount accumulation unit value
.. Beginning of period...............................
.. End of period..................................... trading began
Number of accumulation units                         in 1999
.. End of period (000's omitted).....................
------------------------------------------------------------------------
DGPF Global Bond subaccount accumulation unit value
.. Beginning of period...............................   $1.125   $1.125
.. End of period.....................................    1.184    1.186
Number of accumulation units
.. End of period (000's omitted).....................        2       10
------------------------------------------------------------------------
DGPF Growth & Income subaccount accumulation unit
 value (now Delaware VIP Large Cap Value Series)
.. Beginning of period...............................   $1.596   $1.596
.. End of period.....................................    1.611    1.613
Number of accumulation units
.. End of period (000's omitted).....................        1      199
------------------------------------------------------------------------
DGPF Real Estate (REIT) subaccount accumulation unit
 value
.. Beginning of period...............................
.. End of period.....................................
Number of accumulation units
.. End of period (000's).............................
------------------------------------------------------------------------
DGPF Small Cap Value subaccount accumulation unit
 value
.. Beginning of period...............................
.. End of period.....................................
Number of accumulation units
.. End of period (000's).............................
------------------------------------------------------------------------
DGPF Trend subaccount accumulation unit value
.. Beginning of period...............................   $1.220   $1.220
.. End of period.....................................    1.368    1.370
Number of accumulation units
.. End of period (000's omitted).....................        2      628
------------------------------------------------------------------------
Equity 500 Index subaccount accumulation unit value
.. Beginning of period...............................
.. End of period..................................... trading began
Number of accumulation units                         in 1999
.. End of period (000's omitted).....................
------------------------------------------------------------------------
Equity-Income subaccount accumulation unit value
.. Beginning of period...............................   $2.356   $2.356
.. End of period.....................................    2.399    2.403
Number of accumulation units
.. End of period (000's omitted).....................        1      777
------------------------------------------------------------------------
Global Asset allocation subaccount accumulation unit
 value
.. Beginning of period...............................   $2.938   $2.938
.. End of period.....................................    3.056    3.061
Number of accumulation units
.. End of period (000's omitted).....................        1      140
------------------------------------------------------------------------
Growth and Income subaccount accumulation unit
 value
.. Beginning of period............................... $ 10.522  $10.522
.. End of period.....................................   11.496   11.515
Number of accumulation units
.. End of period (000's omitted).....................        1      600
------------------------------------------------------------------------
Health Sciences subaccount accumulation unit value
.. Beginning of period...............................
.. End of period.....................................
Number of accumulation units
.. End of period (000's omitted).....................
------------------------------------------------------------------------

                                                            2001                2000                1999
                                                     ------------------  ------------------- ------------------
                                                     Standard Breakpoint Standard Breakpoint Standard Breakpoint
-----------------------------------------------------------------------------------------------------------------
International subaccount accumulation unit value
.. Beginning of period...............................  $2.039    $2.052    $2.057    $2.065    $1.773    $1.776
.. End of period.....................................   1.818     1.834     2.039     2.052     2.057     2.065
Number of accumulation units
.. End of period (000's omitted).....................      17       848         8       866         1     1,317
-----------------------------------------------------------------------------------------------------------------
Managed subaccount accumulation unit value
.. Beginning of period...............................  $5.476    $5.512    $5.610    $5.633    $5.260    $5.269
.. End of period.....................................   5.334     5.383     5.476     5.512     5.610     5.633
Number of accumulation units
.. End of period (000's omitted).....................      37       536         6       478         1       631
-----------------------------------------------------------------------------------------------------------------
Money Market subaccount accumulation unit value
.. Beginning of period...............................  $2.738    $2.759    $2.608    $2.621    $2.516    $2.521
.. End of period.....................................   2.820     2.848     2.738     2.759     2.608     2.621
Number of accumulation units
.. End of period (000's omitted).....................     355     1,589       224     1,313         1     1,109
-----------------------------------------------------------------------------------------------------------------
Small Cap Index subaccount accumulation unit value
.. Beginning of period............................... $11.107   $11.158   $11.669   $11.693   $10.000*  $10.000*
.. End of period.....................................  11.223    11.303    11.107    11.158    11.669*   11.693*
Number of accumulation units
.. End of period (000's omitted).....................       6        29         2         8         1         1
-----------------------------------------------------------------------------------------------------------------
Social Awareness subaccount accumulation unit value
.. Beginning of period...............................  $6.094    $6.133    $6.715    $6.741    $5.875    $5.883
.. End of period.....................................   5.459     5.508     6.094     6.133     6.715     6.741
Number of accumulation units
.. End of period (000's omitted).....................      81     1,588        31     1,502         1     1,300
-----------------------------------------------------------------------------------------------------------------
Special Opportunities subaccount accumulation unit
 value
.. Beginning of period...............................  $9.476    $9.536    $8.249    $8.280    $8.721    $8.733
.. End of period.....................................   9.581     9.666     9.476     9.536     8.249     8.280
Number of accumulation units
.. End of period (000's omitted).....................      15       158         1       104         1       133
-----------------------------------------------------------------------------------------------------------------
Utilities subaccount accumulation unit value
.. Beginning of period...............................  $1.000*   $1.000*
.. End of period.....................................   0.786*    0.788*  trading began
Number of accumulation units                                             in 2001
.. End of period (000's omitted).....................      14         2
-----------------------------------------------------------------------------------------------------------------
VIP II Contrafund subaccount accumulation unit value
.. Beginning of period............................... $10.465   $10.508   $11.331   $11.349   $10.000*  $10.000*
.. End of period.....................................   9.080     9.140    10.465    10.508    11.331*   11.349*
Number of accumulation units
.. End of period (000's omitted).....................      26       169        16        52         1         6
-----------------------------------------------------------------------------------------------------------------
VIP Growth subaccount accumulation unit value
.. Beginning of period............................... $10.900   $10.948   $12.380   $12.403   $10.000*  $10.000*
.. End of period.....................................   8.878     8.940    10.900    10.948    12.380*   12.403*
Number of accumulation units
.. End of period (000's omitted).....................      44       464        20       224         1        78
-----------------------------------------------------------------------------------------------------------------


                                                            1998
                                                     -------------------
                                                     Standard Breakpoint
------------------------------------------------------------------------
International subaccount accumulation unit value
.. Beginning of period...............................  $1.799    $1.799
.. End of period.....................................   1.773     1.776
Number of accumulation units
.. End of period (000's omitted).....................       1       685
------------------------------------------------------------------------
Managed subaccount accumulation unit value
.. Beginning of period...............................  $5.004    $5.004
.. End of period.....................................   5.260     5.269
Number of accumulation units
.. End of period (000's omitted).....................       1       220
------------------------------------------------------------------------
Money Market subaccount accumulation unit value
.. Beginning of period...............................  $2.460    $2.460
.. End of period.....................................   2.516     2.521
Number of accumulation units
.. End of period (000's omitted).....................       1       847
------------------------------------------------------------------------
Small Cap Index subaccount accumulation unit value
.. Beginning of period...............................
.. End of period..................................... trading began
Number of accumulation units                         in 1999
.. End of period (000's omitted).....................
------------------------------------------------------------------------
Social Awareness subaccount accumulation unit value
.. Beginning of period............................... $ 5.471   $ 5.471
.. End of period.....................................   5.875     5.883
Number of accumulation units
.. End of period (000's omitted).....................       1       824
------------------------------------------------------------------------
Special Opportunities subaccount accumulation unit
 value
.. Beginning of period............................... $ 8.943   $ 8.943
.. End of period.....................................   8.721     8.733
Number of accumulation units
.. End of period (000's omitted).....................       1       109
------------------------------------------------------------------------
Utilities subaccount accumulation unit value
.. Beginning of period...............................
.. End of period.....................................
Number of accumulation units
.. End of period (000's omitted).....................
------------------------------------------------------------------------
VIP II Contrafund subaccount accumulation unit value
.. Beginning of period...............................
.. End of period..................................... trading began
Number of accumulation units                         in 1999
.. End of period (000's omitted).....................
------------------------------------------------------------------------
VIP Growth subaccount accumulation unit value
.. Beginning of period...............................
.. End of period..................................... trading began
Number of accumulation units                         in 1999
.. End of period (000's omitted).....................
------------------------------------------------------------------------


* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

Investment results

The VAA advertises the annual performance of the subaccounts for the funds on both a standardized and nonstandardized basis.

The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all con-tractowner accounts.

The nonstandardized calculation compares changes in accumulation unit values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in accumulation unit values over shorter or longer time periods. This calculation reflects mortality and expense risk charges. It also reflects management fees and other expenses of the fund. It does not include the surrender charge or the account charge; if included, they would decrease the performance.


The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized. During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low or possibly negative.


The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or calling 1-800-4LINCOLN (454-6265).

Lincoln National Life Insurance Co.


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


Fixed side of the contract

Contributions allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

Contributions allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A contribution allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all participant data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS AND PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Variable annuity account (VAA)


On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. Lincoln Life is the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner and participants, are

Lincoln Life's. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. Contractowners or participants, as applicable, assume the full investment risk for all amounts placed in the VAA.


Investments of the VAA

Contractowners of unallocated contracts and participants under allocated contracts decide the subaccount(s) to which contributions are allocated. There is a separate subaccount which corresponds to each fund. Contractown-ers or participants, as applicable, may change allocations without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem their shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisers
The investment advisers of the funds are:

American Funds Insurance Series is managed by Capital Research and Management Company.


Lincoln National Aggressive Growth Fund and Lincoln National Global Asset Allocation Fund are managed by Delaware Management Company* and sub-advised by Putnam Investment Management, LLC.


Neuberger Berman Advisors Management Trust is managed by Neuberger Berman Management, Inc. and sub-advised by Neuberger Berman, LLC.


Janus Aspen Series Worldwide Growth Fund is managed by Janus Capital Management LLC.


Alliance Variable Products Series Fund is managed by Alliance Capital Management, L.P.


Lincoln National Bond Fund, Lincoln National Managed Fund and Lincoln National Money Market Fund are managed by Delaware Management Company*.



Lincoln National Capital Appreciation Fund is managed by Delaware Management Company* and sub-advised by Janus Capital Management LLC.


Baron Capital Asset Fund is managed by BAMCO, Inc.


Delaware VIP Trust is managed by Delaware Management Company. Delaware VIP Global Bond Series is managed by Delaware International Advisers, Ltd.



Scudder VIT Funds are managed by Deutsche Asset Management, Inc.



Lincoln National Equity Income Fund is managed by Delaware Management Company* and sub-advised by Fidelity Management and Research Company.



Lincoln National Growth and Income Fund is managed by Delaware Management Company* and subadvised by Goldman Sachs Asset Management. It is anticipated that the subadviser may change, if a change is made, you will be notified by supplement to the Lincoln National Growth and Income Fund Prospectus.





Putnam Variable Trust is managed by Putnam Investment Management, LLC.



Lincoln National International Fund is managed by Delaware Management Company* and sub-advised by Delaware International Advisers, Ltd.



Lincoln National Social Awareness Fund and Lincoln National Special Opportunities Fund are managed by Delaware Management Company**.



MFS(R) Variable Insurance Trust/SM/ is managed by Massachusetts Financial Services Company.



Fidelity(R) Variable Insurance Products Portfolios are managed by Fidelity Management and Research Company.







* Delaware Management Company is a series of Delaware Management Business Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Delaware Lincoln Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.



** Delaware Management Company is a series of Delaware Management Business Trust , a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Vantage Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.


Additional information regarding the investment advisers to each of the funds may be found in the
Prospectuses for the funds enclosed in this booklet.

As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the Prospectus for the fund.


With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate).


Description of the Funds
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.

Following are brief summaries of the investment objectives and policies of the funds. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders in that fund. There is more detailed information in the current Prospectuses for the funds and series which are included in this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve its stated objectives.



Some plans limit the funds available under the plan. Please contact your investment dealer for current information.



AFIS Growth Fund (American Funds Insurance Series Growth Fund): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



AFIS International Fund (American Funds Insurance Series International Fund):
The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



Aggressive Growth Fund (Lincoln National Aggressive Growth Fund): The fund seeks to maximize capital appreciation. The fund invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.



AMT Mid-Cap Growth Portfolio (Neuberger Berman Advisors Management Trust Mid Cap Growth Portfolio): The fund seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.



AMT Partners Portfolio (Neuberger Berman Advisors Management Trust Partners Portfolio): The fund seeks capital growth by investing mainly in common stocks of mid-to large capitalization established companies using the value-oriented investment approach.



Aspen Worldwide Growth Portfolio (Janus Aspen Series Worldwide Growth Fund):
The fund seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.



AVP Growth Portfolio (Alliance Variable Products Series Fund Growth Portfolio):
The fund seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time.



AVP Technology (Alliance Variable Products Series Fund Technology Portfolio):
The fund seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).



Bond Fund (Lincoln National Bond Fund): The fund seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.



Capital Appreciation Fund (Lincoln National Capital Appreciation Fund): The fund seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.



Capital Asset Fund (Baron Capital Asset Fund): The fund seeks to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.





DGPF Global Bond Series (Delaware VIP Global Bond Series): The fund seeks current income consistent with preservation of principal. Under normal circumstances, the Series will invest at least 80% of its net assets in debt obligations. The Series will invest in issuers located throughout the world.



DGPF Growth & Income Series (now Delaware VIP Large Cap Value Series): The fund seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.



DGPF Real Estate (REIT) Series (Delaware VIP REIT Series): The fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).



DGPF Small Cap Value Series (Delaware VIP Small Cap Value Series): The fund seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.





DGPF Trend Series (Delaware VIP Trend Series): The fund seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.



Equity 500 Index Fund (Scudder VIT Equity 500 Index Fund): The fund seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large U.S. companies.



Equity-Income Fund (LIncoln National Equity-Income Fund): The fund seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).



Global Asset Allocation Fund (Lincoln National Global Asset Allocation Fund:
The fund seeks long-term total return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.



Growth and Income Fund (Lincoln National Growth and Income Fund): The fund seeks long-term capital appreciation. Dividend income is a secondary consideration. The fund seeks this objective through a broadly diversified portfolio of equity securities of large-cap U.S. companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.



Health Sciences Fund (Putnam Variable Trust Health Sciences Fund): The fund seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.


International Fund (Lincoln National International Fund): The fund seeks long-term capital appreciation. The fund trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.



Managed Fund (Lincoln National Managed Fund): The fund seeks maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities.



Money Market Fund (Lincoln National Money Market Fund): The fund seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally-chartered banks and U.S. branches of foreign banks.



Small Cap Index Fund (Scudder VIT Funds Small Cap Index Fund): The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.



Social Awareness Fund (Lincoln National Social Awareness Fund): The fund seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.





Special Opportunities Fund (Lincoln National Special Opportunities Fund): The fund seeks maximum capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.



Utilities Series (MFS(R) Variable Insurance Trust/SM/ MFS(R) Utilities Series):
The fund seeks capital growth and current income (income above that available from a portfolio invested entirely in equities securities).



VIP II Contrafund Portfolio (Fidelity(R) Variable Insurance Products VIP Contrafund(R) Portfolio): The fund seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.



VIP Growth Portfolio (Fidelity(R) Variable Insurance Products VIP Growth Portfolio): The fund seeks to achieve capital appreciation. The Portfolio normally purchases common stock.




Fund shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.


When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, any may be sold to other insurance companies for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners or participants as additional units, but are reflected in changes in unit values.


Addition, deletion or substitution of investments

We reserve the right, within the law, to add, delete and substitute funds within the VAA. We may also add, delete, or substitute funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.


Substitutions may be made with respect to existing investments or the investments of future contributions, or both. We may close subaccounts to allocations of contributions or account value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other deductions

Deductions from contributions
There are no front-end deductions for sales charges made from contributions. However, we will deduct premium taxes, when applicable.

Annual contract fee
We will deduct $25 per account maintained on behalf of a participant or contractowner from account value on the last valuation date of each participant year to compensate us for the administrative services provided; this $25 annual contract fee will also be deducted from account value upon total or partial withdrawals of all account value by a contractowner or participant. Administrative services include processing applications; issuing con tracts and certificates; processing purchase and redemptions of fund shares; maintaining records; administering annuity payouts; providing accounting, valuation, regulatory and reporting services.

Surrender charge
A surrender charge is imposed in the event of a total or partial withdrawal of account value before the annuity commencement date. The surrender charge associated with withdrawals is paid to us to compensate us for the loss we experience on contract distribution costs when there are withdrawals before distribution costs have been recovered. Charges are the same for all withdrawals except that, partial withdrawals of up to a cumulative percentage limit of 20% of (i) the account value attribut able to an unallocated group contract or (ii) the account value attributable to a participant or the contractowner in an allocated group contract, as applicable, made in any contract year are not subject to a surrender charge. (To determine the 20% limit, all partial withdrawals during the contract year, including the withdrawal amount being requested, are added together, and the sum is divided by the account value at the time of the requested with-drawal.) Restrictions apply to the extent a withdrawal is requested from the fixed side of the contract. See ''The contracts--Discontinuance and withdrawals.'' Partial withdrawals in excess of the cumulative percentage limit in any contract year are subject to the surrender charge. In addition, if a total withdrawal of all account value in the VAA is requested, then the entire amount of withdrawal is subject to the surrender charge. The surrender charge is defined in the following table:

                 Contract year in which
                 surrender/withdrawal occurs
----------------------------------------------
                 1-4  5   6   7   8   9   10+
Surrender charge 6%   5%  4%  3%  2%  1%   0

There will be no surrender charge imposed on any withdrawal after a group contract has been in force for ten years.

Although the applicable surrender charge is calculated based on group contract withdrawals, and group contract years in force, any applicable charges in connection with a participant's withdrawal are generally imposed on the participant. Depending on various factors, the con-tractowner may elect to reimburse a participant for a surrender charge imposed in connection with a participant's withdrawal.

The surrender charge will not apply in the event of a withdrawal for one of the following reasons: (1) to make a payment due to the participant's death, disability, retirement or termination of employment, excluding termination of employment due to plan termination, plant shutdown, or any other program instituted by the participant's employer which would reduce the work force by more than 20%; (2) to make a payment for a participant hardship situation as allowed by the plan; (3) to make a payment pursuant to a qualified domestic relations order; or (4) to purchase an annuity option as permitted under the contract.

Additional information
Participants in the Texas Optional Retirement Program should refer to ''Restrictions under the Texas Optional Retirement Program'', later in this Prospectus booklet.

The charges associated with total and partial withdrawals are paid to us to compensate us for the cost of distributing the contracts.


We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing distribution of the contracts.


Deductions from the VAA for assumption of mortality and expense risks
We deduct from the VAA an amount, computed daily, which is no higher than an effective annual rate of 1.002% or .75% of the daily net asset value, to compensate us for our assumption of certain risks described below. This maximum level of mortality and expense risk charge is guaranteed not to increase.

Contracts eligible for the lower, or ''breakpoint,'' mortality and expense risk charge are those contracts which, at the time of issue, have account value equal to or in excess of $5 million, either individually or in combination with other contracts under the same employer group or association, or under which annual contributions are anticipated to be equal to or in excess of $500,000, as determined in our sole discretion. Certain contracts which are purchased with the surrender proceeds of an existing group variable annuity contract are not eligible for the breakpoint mortality and expense risk charge.

Contracts which, after issue and at the end of a calendar quarter, have account value equal to or in excess of $5 million will be eligible for the lower mortality and expense risk charge. The lower mortality and expense risk charge will be implemented on the calendar quarter- end valuation date following the end of the calendar quarter in which the contract became eligible for the lower charge.

Our assumption of mortality risks guarantees that the annuity payouts made will not be affected by annuitants receiving annuity payouts live longer than we assumed when we calculated our guaranteed rates. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which we cannot change. We also assume the risk that the charges for administrative expenses, which we cannot change, will be insufficient to cover actual administrative costs.

If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.

Special Arrangements
The surrender charge, annual mortality and expense risk charge, annual contract fee, loan set-up fee, and loan rate of interest may be reduced or eliminated for any particular contract. In addition, the amount credited to and/or the interest rate declared on the fixed account may be enhanced for certain contracts. Such reductions, eliminations or enhancements may be available where Lincoln Life's administrative and/or distribution costs or expenses are anticipated to be lower due to, for example, the terms of the contract, the duration or stability of the plan or contract; economies due to the size of the plan, the number or certain characteristics of participants, or the amount or frequency of contributions anticipated; or other support provided by the contractowner or the plan. In addition, the group contractowner or the plan may pay the account charge on behalf of the participants under a contract. Lincoln Life will enhance the fixed interest crediting rate and reduce or eliminate fees, charges, or rates in accordance with Lincoln Life's eligibility criteria in effect at the time a contract is issued, or in certain cases, after a contract has been held for a period of time. Lincoln Life may from time to time modify both the amounts of reductions or enhancements and the criteria for qualification. Reductions, enhancements, or waivers will not be unfairly discriminatory against any person, including participants under other contracts issued through the VAA.

Fees, charges and rates under the contracts, including charges for premium taxes; loan rates of interest; and the availability of certain free withdrawals, may be subject to variation based on state insurance regulation.

The contractowner and participant should read the contract carefully to determine whether any variations apply in the state in which the contract is issued. The exact amount for all fees, charges and rates applicable to a particular contract will be stated in that contract.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from account value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes will generally depend upon the law of your state of residence. The tax ranges from 0.0% to 5.0% in those states where the tax is imposed.

Other charges and deductions

There are deductions from and expenses paid out of the assets of the funds that are described elsewhere in this booklet and in the funds' Prospectuses. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

The contracts

Purchase of contracts
A prospective contractowner wishing to purchase a contract must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether we can accept it based on our underwriting guidelines. Once the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to the contractowner through its sales representative. For 403(b) plans that have allocated rights to the participant, we will issue to each participant a separate active life certificate that describes the basic provisions of the contract to each participant.

Initial contributions
When we receive a completed enrollment form and all other information necessary for processing a contribution, we will price the initial contribution for a participant to his or her account no later than two business days after we receive the contribution.

If we receive contribution amounts with incomplete or no allocation instructions, we will notify the con-tractowner and direct contribution amounts to the pending allocation account. The pending allocation account invests in the Lincoln National Money Market Fund. We do not impose the mortality and expense risk charge or the annual contract fee on the pending allocation account.

We will transfer account value from the pending allocation account in accordance with allocation percentages elected on properly completed allocation instructions within two valuation dates of receipt of such instructions, and allocate all future contributions in accordance with these percentages until such time as we are notified of a change. If we do not receive properly completed instructions after we have sent three monthly notices, we will refund account value in the pending allocation account within 105 days of the initial contribution.

Participants may not allocate contributions to, make transfers to or from, take loans from, or make withdrawals from the pending allocation account, except as set forth in the contract.

Who can invest
In order to purchase a group contract, the plan on whose behalf the contract will be held must be one of the qualified plans for which the contracts are designed. Also, depending on state law requirements, a minimum of ten participants may be required to be participating in the plan. Lincoln Life may impose additional eligibility requirements; any such additional eligibility requirements will be applied in a nondiscriminatory manner.


Replacement of Existing Insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contact. Participant surrender changes may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into a new contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax.


Contributions
Contributions are payable to us at a frequency and may be made in any amount unless the contractowner or the plan has a minimum amount. Contributions in any one contract year which exceed twice the amount of contributions made in the first contract year may be made only with our permission. If contributions stop, the contract will remain in force as a paid-up contract. Payments may be resumed at any time until the group contract or certificate, as applicable, terminates.

Valuation date
Accumulation and annuity units will be valued once daily as of the close of trading (normally 4:00 p.m., New York time) on each day that the NYSE is open for trading (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of contributions
Contributions are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund, according to contractowners or participants instructions.

Upon allocation to the appropriate subaccount, contributions are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount of each contribution allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the contribution is received at the contribution if received before the end of the valuation date (usually 4:00 p.m. New York time). If the contribution is received at or after that time, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way shall not be changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the investments perform, but also upon the related expenses of the VAA and the underlying funds.

Valuation of accumulation units
Contributions allocated to the variable account are converted into accumulation units. This is done by dividing each contribution by the value of an accumulation unit for the valuation period during which the contribution is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the in-ception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and deduction of certain charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:


1.The total value of fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.The liabilities of the subaccount at the end of the valuation period; these such liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result of 2. is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the mortality and expense risk charge for the number of calendar days in the valuation period.

Transfers on or before the annuity commencement date
The contractowner (under an unallocated group contract) or participant or contractowner (under an allocated group contract) may transfer all or a portion of account value from one subaccount to another. A transfer involves the redemption of accumulation units in one subaccount and the purchase of accumulation units in the other subac- count. A transfer will be done using the respective accu- mulation unit values as of the valuation date immediately following receipt of the transfer request.

Transfers between subaccounts are restricted to once every 30 days. We reserve the right to further limit the number of transfers.

A transfer request may be made to us using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the participant a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the participant on the next valuation date.


Please note that the telephone and/or electronic devices may not always be available. Any telephone or elec tronic device, whether it is yours, your service provid- er's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln Life, we cannot promise complete reliability under all circumstances. If you are experienc ing problems, you should make your transfer request by writing to us.


Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before 4 p.m. New York time.

The contractowner (under an unallocated group contract) or participant or contractowner (under an allocated group contract) may also transfer all or any part of the account value from the subaccount(s) to the fixed account. Under an allocated contract, a participant may transfer account value from the fixed side to the various subaccount(s), provided that the sum of the transfers and withdrawals of account value in the fixed side transferred is limited to 20% of the account value in the fixed side in any 365 day period. Under an unallocated contract, a group con-tractowner may transfer account value from the fixed side to the various subaccount(s), provided that the sum of the transfers and withdrawals of account value in the fixed side transferred is limited to 20% of account value in the fixed side in any 365 day period. In the alternative, full liquidation of the fixed account may be requested over a 5-year period. If the 5-year payout period is chosen, the following schedule shows the percentage of the fixed account that will be transferred (or withdrawn) each year based on the value in the fixed account on each date:

                            Initial date        20%
                            First anniversary   20%
                            Second anniversary  25%
                            Third anniversary   33%
                            Fourth anniversary  50%
                            Fifth anniversary  100%

The initial amount of the transfer or withdrawal will be reduced by the amount of any transfer or withdrawal from the fixed side during the preceding 365 day period.


When thinking about a transfer of account value you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.


There is no charge for a transfer. However, we reserve the right to impose a charge in the future for any transfers.

Transfers after the annuity commencement date
Contractowners or participants may transfer all or a portion of the investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. However, after the annuity commencement date, no transfers are allowed from the fixed side of the contract to the subaccounts.

Additional services
There may be additional services available to you: dollar-cost averaging, automatic withdrawal service/systematic withdrawal option, systematic transfer option, cross-reinvestment service/account sweep and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us.

Dollar-cost averaging allows you to transfer a designated amount from the fixed account or money market account into other subaccounts on a monthly basis.

The automatic withdrawal service/systematic withdrawal option provides for an automatic periodic withdrawal of your account value.

The systematic transfer service allows you to fully liquidate your fixed account balance over 5 years and transfer the amounts into one or more of the subaccounts.

The cross-reinvestment service/account sweep allows you to keep a designated amount in one subaccount or the fixed account, and automatically transfer the excess to other subaccounts of your choice.

Portfolio rebalancing is an option that restores to a predetermined level the percentage of account value allocated to each subaccount or the fixed account.

Death benefit before the annuity commencement date
If a participant under an allocated contract issued in connection with a
Section 403(b) plan that is not subject to ERISA dies before the annuity commencement date, we will pay the beneficiary, if one is living, a death benefit equal to the greater of the following amounts:

a.the net contributions, or

b.the participant's account value less any outstanding loan balance.

No surrender charge or account charge is deducted from the death benefit. The death benefit will be determined at the end of the valuation period during which we approve the death claim, and both due proof of death and election of a form of benefit have been received by Lincoln Life.

The participant may designate a beneficiary during the life of the participant and change the beneficiary by filing a written request with the home office. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, if no beneficiary survives the participant, the death benefit will be paid in one sum to the participant's estate.

All death benefit payments will be subject to the employers plan (if applicable) and to the laws and regulations governing death benefits. In addition, no payment of death benefit provided upon the death of the participant will be allowed that does not satisfy the requirements of Code
Section 72(s) or Section 401(a)(9) of the tax code. Death benefits are taxable. See "Federal tax matters--Taxation of death benefits."


The death benefit may be paid in a lump sum or under a settlement option then available. If a lump sum settlement is elected, the proceeds will generally be paid within seven days of approval by us of the claim. This payment may be postponed as permitted by the 1940 Act.

Discontinuance and withdrawals
Discontinuance. A group contractowner may discontinue a group contract at any time by giving written notice to Lincoln Life. The contract will be deemed discontinued on the later of the valuation date the con-tractowner specifies or the valuation date on which we receive the written notice.


Lincoln Life may also give a group contractowner written notice that the group contract will be discontinued by Lincoln Life if the plan does not qualify for special tax treatment under Section 401, 403, 408, 414 or 457 of the tax code. Lincoln Life will give the group contractowner at least 15 days advance written notice in which to cure any remediable defaults before discontinuing the group contract.


With respect to an allocated group contract, if the contract is discontinued due to the contractowner's request, participants will be given written notice. As of the date the contract is discontinued, no additional contributions will be accepted. However, transfers, withdrawals, and loans will continue to be permitted, in accordance with the terms of the contract.

Subject to applicable regulatory requirements, if an allocated group contract is discontinued due to not qualifying for special tax treatment under Section 401, 403, 408, 414, or 457 of the tax code, the account value will be paid to the contractowner or participant, subject to the charges and restrictions applicable to a withdrawal of the entire account value. Participants will be given written notice.

Subject to applicable regulatory requirements, if an unallocated group contract is discontinued, the account value will be paid to the contractowner, subject to the charges and restrictions applicable to a withdrawal of the entire account value.

In the event that Lincoln Life ceases to offer the contracts to new purchasers, we may also determine to deactivate a group contract by prohibiting additional contributions and/or the addition of new participants under the contract. Contractowners will be given at least 90 days' notice of deactivation of the contract.

Some contracts provide that the account value in the fixed side of the contract may be paid in a lump sum subject to a market value adjustment. This option is available under allocated group contracts if the contract is discontinued and the contract is subject to ERISA. It is also available within unallocated group contracts if 100% of the account value is requested. If this option is selected, the account value in the fixed side of the contract will be paid in a lump sum equal to the market value factor times the account value in the fixed side reduced by the sum of the surrender charges and the account charge times the number of participants. The market value factor is the lessor of 1.00 or the ratio of:

                              Current Bond Price
                              ------------------
                            Par Value of that Bond

The Current Bond Price will be calculated at the time of contract discontinuance and will be equal to the price of a bond: 1) issued with a maturity of 6.5 years; 2) bearing interest at the weighted average of the declared interest rates in effect as of the discontinuance date; and 3) calculated to yield the Merrill Lynch Baa Intermediate Industrial Average for the week in which the notice of discontinuance is received. The amount payable will never be less than the principal in the fixed side of contract accumulated at an effective annual interest rate of 3.00%.

Withdrawals. Withdrawals of account value under the contract for any one of the following reasons (''benefit responsive withdrawals'') may be made at any time and in any amount, and are not subject to a surrender charge: (i) to make a payment due to the participant's death, disability, retirement, or termination of employment, excluding termination of employment due to plan termination, plant shutdown, or any other program instituted by the participant's employer which would reduce the work force by more than 20%; (ii) to make a payment for a participant hardship situation as permitted by the plan; (iii) to make a payment pursuant to a Qualified Domestic Relations Order (QDRO); or (iv) to purchase an annuity option under the contract.

Upon receipt of request for payment due to a participant's death, we will make a payment equal to the greater of the following amounts:

a.The net contributions, or

b.The participant's account value less any outstanding loan balance.

If a withdrawal for the entire account value is requested and there is an outstanding loan balance, the account value will be reduced by the amount of the outstanding loan balance. The remaining account value will be calculated at the end of the valuation period following the deduction of the loan balance.

Withdrawals of account value that are not benefit responsive withdrawals are generally subject to a surrender charge in accordance with the terms of the contract. See ''Charges and other deductions.'' Such withdrawals are also subject to certain additional conditions as follows:

.. Partial withdrawals of up to a cumulative percentage limit of 20% of the account value attributable to an unallocated group contract, or a participant or con-tractowner under an allocated group contract, may be made in each contract year without imposition of a surrender charge. (To determine the 20% limit, all partial withdrawals during the contract year, including the withdrawals amount being requested, are added together, and the sum is divided by the account value at the time of the requested withdrawal.) Partial withdrawals in excess of the cumulative percentage limit in any contract year are subject to the surrender charge. In addition, if a complete withdrawal of all account value in the VAA is requested, then the entire amount of such withdrawal is subject to the surrender charge. In the event that a withdrawal of the entire account value allocated to both the VAA and the fixed side is requested, then the account charge will also be deducted from account value prior to payment.

.. Withdrawals of account value from the fixed side of the contract may be requested as either periodic elective withdrawals or systematic withdrawals.

.. In any 365-day period, a periodic elective withdrawal of up to 20% of account value per contractowner or per participant, as applicable, from the fixed side may be made. The cumulative percentage limit of 20% is the sum of all periodic elective transfers and withdrawals from the fixed side during the preceding 364-day period plus the amount of the requested withdrawal, divided by the then-current account value in the fixed side. Periodic elective withdrawals (or transfers) from the fixed side in excess of this cumulative percentage limit will not be permitted.

.. In addition, full liquidation of the fixed account may be requested over a 5-year period. If the 5-year pay-out period is chosen, the following schedule shows the percentage of the fixed account that will be transferred (or withdrawn) each year based on the value in the fixed account on each date:

Initial date        20%
First anniversary   20%
Second anniversary  25%
Third anniversary   33%
Fourth anniversary  50%
Fifth anniversary  100%

.. The initial payment of a systematic withdrawal will be reduced by the amount of any periodic elective withdrawals (or transfers) from the fixed side during the immediately preceding 365-day period. Neither a contractowner nor a participant can make periodic elective withdrawals (or transfers) from the fixed side while a systematic withdrawal (or transfer) is effective, or for one calendar year after the systematic withdrawal (or transfer) election has been rescinded. In addition, while the systematic withdrawal (or transfer) election is in effect, a participant cannot allocate contributions to the fixed side.

General. All withdrawal requests must be submitted to us on an approved Lincoln Life form, and, unless the contract has been issued in connection with a Section 403(b) plan not subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), must be authorized by the group contractowner. In a 403(b) plan that is not subject to ERISA the participant must submit the withdrawal request.


Special restrictions on withdrawals apply if the contract is purchased as part of a retirement plan of a public school system or Section 501(c)(3) organization under Section 403(b) of the tax code. In order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a
Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant attains age (a) 59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn). Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction.

Any withdrawal after an annuity commencement date depends upon the annuity option selected.

The account value available upon withdrawal is determined at the end of the valuation period during which the written request for withdrawal is received at the home office. Withdrawal payments from the VAA will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed side in the same proportion that the amount withdrawn bears to the total account value.

As discussed above, there are charges associated with withdrawal of account value during the first ten contract years. See ''Charges and other deductions--surrender charge.'' You may specify that the charges be deducted from the amount you request withdrawn or from the remaining account value. If you specify that the charges be deducted from the remaining account value, the amount of the total withdrawal will be increased according to a formula for calculating the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with that withdrawal will also increase.

The tax consequences of withdrawals are discussed later in this booklet. See ''Federal tax matters.''
The contract will terminate when there is no account value remaining. See the contract for more information.

Loans
With respect to an allocated group contract, a participant under a plan that permits loans may apply for a loan under the contract prior to such participant's annuity commencement date. A participant must complete a loan application and assign account value in the fixed side equal to the loan amount as security for the loan. If the account value in the fixed side is less than the loan amount, we will transfer account value from the VAA to the fixed side, from either the subaccounts specified by the participant or on a pro rata basis from all subaccounts. For purposes of applying transfer and withdrawal restrictions from the fixed side of the contract, any amount allocated to the fixed side of the contract as security for a loan will be included in the calculation of account value in the fixed side of the contract. However, neither withdrawals nor transfers from the fixed side of the contract are allowed to the extent that such a withdrawal or transfer would cause the value in the fixed side to be less than any outstanding loan. The minimum loan amount is $1,000. A participant may borrow up to the lesser of 50% of the account value or $50,000 on all outstanding loans to the participant under all plans. However, for plans not subject to ERISA, if 50% of the total account value is less than $10,000, the participant may borrow the lesser of $10,000 or 100% of the account value. A participant may have only one contract loan with us at any one time. Also, if the participant had an outstanding loan during the preceding twelve month period, the $50,000 maximum loan limit is reduced by the excess of the highest outstanding balance of loans during the preceding twelve month period over the outstanding current loan balance.

The loan interest rate is adjustable, which means it may change from time to time. The initial annual loan rate of interest, which we declare quarterly, will generally be the Moody's Corporate Bond Yield monthly average for the calendar month two months prior to the first day of each calendar quarter, rounded down to the next .25%. At the beginning of each calendar quarter, we will compare each loan's interest rate to the then current declared interest rate. If the then current declared interest rate is less than the loan's interest rate by .50% or more, the loan's interest rate will be decreased to equal the then current declared interest rate. The loan's interest rate will remain unchanged if the then current declared interest rate differs from the loan's interest rate by less than .50%. The loan rate for an existing loan may decrease, but it will never increase. During the time that the loan is outstanding, the amount of the loan principal pledged as security for the loan will earn interest at an annual rate of at least 3.00%, as specified in the contract. Loan payments of principal and interest must be paid in level amortized payments, either monthly or quarterly. The loan must be repaid within 5 years unless it is being used to purchase a principal residence for the participant in which case the loan must be repaid within 20 years or less.

The amounts and terms of a participant loan may be subject to the restrictions imposed under Section 72(p) of the tax code, Title I of ERISA, and any applicable plan. Under certain contracts, a one-time fee of up to $35 may be charged to set up a loan. Please see your contract for more information about loans, including interest rates and applicable fees and charges. This provision is not available in an unallocated group contract.

Please note: certain contracts do not have all of the loan provisions outlined above. Therefore, your contract may contain loan provisions with the following differences: 1) the loan interest rate for new loans is determined monthly (not quarterly); 2) the loan interest rate for existing loans is adjusted on the anniversary of the loan (not at the beginning of each quarter); and 3) the loan interest rate for existing loans may increase or decrease (not just decrease). See your contract for more information.

Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.


If mandated by applicable law, we may be required to reject a contribution. We may also be required to block a contractowner's or participant's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.


Reinvestment privilege
Contractowners and participants may elect to make a reinvestment purchase with any part of the proceeds of a withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the withdrawal, and the repurchase must be of a contract covered by this Prospectus. In the case of a qualified contract, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. No one may utilize the reinvestment privilege more than once. For tax reporting purposes, we will treat a withdrawal and a subsequent reinvest ment purchase as separate transactions. Consult a tax adviser before requesting a withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
The maximum commission which could be paid to dealers is 9% on the total contributions received during the first contract year and 5.25% on each contribution in renewal contract years (or an equivalent schedule).


Lincoln Life may offer the contracts through its registered representatives or through registered representatives of broker dealers it maintains selling agreements with. Registered representatives offering the contracts are registered with the National Association of Securities Dealers, Inc. (NASD) and their broker dealers are members of the National Association of Securities Dealers, Inc. (NASD). Lincoln Life may pay additional cash benefits and/or offer non-cash compensation programs, such as conferences or trips, to its registered representatives and/or these broker dealers, and/or reimburse them for portions of contract sales expenses.


Ownership
Contractowners have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners, participants and their designated beneficiaries. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Contracts used for qualified plans may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult a tax adviser about the tax consequences of an assignment.

Contractowner and participant questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the contract. Charges and available features may vary in certain states. Your questions and concerns should be directed to us at 1-800-4LINCOLN (454-6265) or www.LincolnRetirement.com.


Annuity payouts

As permitted by the plan, the participant, or the beneficiary of a deceased participant, may elect to convert all or part of the participant's account balance or the death benefit to any annuity payout. The contract provides optional forms of annuity payouts (annuity payout options), each of which is payable on a variable basis, a fixed basis or a combination of both as specified.

If the participant's account balance or the beneficiary's death benefit is less than $2,000 or if the amount of the first payout is less than $20, we have the right to cancel the annuity and pay the participant or beneficiary the entire amount in a lump sum.

We may maintain variable annuity payouts in the VAA, or in another separate account of Lincoln Life (variable payout division). We do not impose a charge when the annuity conversion amount is applied to a variable pay-out division to provide an annuity payout option. The contract benefits and charges for an annuity payout option, whether maintained in the VAA or in a variable payout division, are as described in this Prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we will maintain a participant's variable annuity payout in a variable payout division, we will provide a Prospectus for the variable payout division before the annuity commencement date.

Annuity payout options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the annuitant would receive no payouts if death occurs before the date set for the first payout; only one payout if death occurs before the second scheduled pay-out, and so on.

Life Income Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner on behalf of partic- ipants in an unallocated contract or the participant in an allocated contract.

Joint Life Annuity. This option offers a periodic pay-out during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner or the participant, as applicable.

Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.

General information
Under the options listed above, you may not make withdrawals. Other options may be made available by us. Annuity payout options are only available if consistent with the contract, the plan, the tax code, and ERISA. The mortality and expense risk charge will be assessed on all variable annuity payouts, including options that do not have a life contingency and therefore no mortality risk.

Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to the beneficiary as payouts become due.

Variable annuity payouts
Variable annuity payouts will be determined using:

1.The account value on the annuity commencement date;

2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each month thereafter.

We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 5% assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.


Federal tax matters



Introduction




The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



Qualified retirement plans


We designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.



Types of qualified contracts and terms of contracts


Currently, we issue contracts in connection with the following types of qualified plans:



.. Individual Retirement Accounts and Annuities ("Traditional IRAs")



.. Roth IRAs



.. Traditional IRA that is part of a Simplified Employee Pension Plan("SEP")



.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)



.. 403(b) plans (public school system and tax-exempt organization annuity plans)



.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)


.. 403(a) plans (qualified annuity plans)



.. H.R. 10 or Keogh Plans (self-employed individual plans)



.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)





We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for this annuity product.



We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.



Economic Growth and Tax Relief Reconciliation Act of 2001


The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA has introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.



Tax deferral on earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:



.. An individual must own the contract (or the tax law must treat the contact as owned by an individual).





.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.



.. Your right to choose particular investments for a contract must be limited.



.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Investments in the VAA must be diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified." Such diversification requirements generally do not apply to 401(a) plans.



Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



Tax treatment of qualified contracts


The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,



.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.



.. Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.



.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.



Tax treatment of payments


The Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required minimum distributions


Under most qualified plans, you must begin receiving payments from the contract minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.



Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.



The IRS has issued new proposed regulations concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. These rules may also change once finalized by the IRS. Please contact your tax adviser regarding any tax ramifications.



Federal penalty taxes payable on distributions


The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:



.. received on or after the annuitant reaches age 59 1/2,



.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),



.. received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or



.. received as reimbursement for certain amounts paid for medical care.



These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Taxation of Death Benefits


We may distribute amounts from your contract because of your death. Federal tax rules may limit the payment options available to your beneficiaries. If your spouse is your beneficiary, your surviving spouse will generally receive special treatment and will have more available payment options. Non-spouse beneficiaries do not receive the same special treatment. Payment options may be further limited depending upon whether you reached the date upon which you were required to begin minimum distributions.



Transfers and direct rollovers


As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.



Federal income tax withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.



Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.



Nonqualified annuity contracts


A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or 403(b) plan. These contracts are not intended for use with nonqualified annuity contracts. Different federal tax rules apply to nonqualified annuity contracts. Persons planning to use the contract in connection with a nonqualified annuity should obtain advice from a competent tax advisor.



Tax status of Lincoln Life


Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



Changes in the law


The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.


Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the instructions of participants that have interests in any subaccounts which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the participant has the right to cast will be determined by applying the participant's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Shares held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will furnish participants with a voting interest in a subaccount with proxy voting materials, reports, and voting instruction forms. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See ''Investments of the VAA--Fund shares.''

Distribution of the contracts

We are the distributor and principal underwriter of the contracts. They will be sold by our registered represen- tatives who have been licensed by state insurance departments. The contracts will also be sold by indepen-dent broker-dealers who have been licensed by state insurance departments to represent us and who have selling agreements with us. Included among these broker-dealers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in addition to selling our contracts may also act as a principal underwriter for certain other contracts issued by us. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

With respect to a participant under an allocated group contract, within the free-look period after you first receive the certificate, you may cancel it for any reason by delivering or mailing it postage prepaid, to the servicing office at P.O. Box 9740 Portland, Maine 04104. A certificate canceled under this provision will be void. With respect to the fixed side of a contract, we will return contributions. With respect to the VAA, except as explained in the following paragraph, we will return the account value as of the date of receipt of the cancellation, plus any account charge and any premium taxes which had been deducted. No surrender charge will be assessed. A participant who allocates contributions to the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the contribution(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least once every five years.
Restrictions under the Texas Optional Retirement Program

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1.Termination of employment in all institutions of higher education as defined in Texas law;

2.Retirement; or

3.Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by the 1940 Act or any other applicable law or regulation. We have entered into an agreement with the Delaware Service Company, Inc. Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.


Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933, as amended, for the contracts being offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


We are a member of the Insurance Marketplace Standards Association (''IMSA'') and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.



During 2001, Lincoln Life sold its reinsurance operation to SwissRe. See Note 9 of the statutory-basis financial statements of Lincoln Life for additional information regarding the sale.

Legal proceedings
Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are rountine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.


Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.



Statement of Additional Information
Table of contents for
Variable Annuity Account Q


             Item                                              Page
             ------------------------------------------------------
             General information and history of Lincoln
               Life                                             B-2
             ------------------------------------------------------
             Special terms                                      B-2
             ------------------------------------------------------
             Services                                           B-2
             ------------------------------------------------------
             Purchase of securities being offered               B-2
             ------------------------------------------------------
             Calculation of Investment results                  B-2
             ------------------------------------------------------
             Annuity payouts                                    B-7
             ------------------------------------------------------
             Determination of accumulation and annuity
               unit value                                       B-7
             ------------------------------------------------------
             Advertising and sales literature                   B-7
             ------------------------------------------------------
             Financial statements                              B-10
             -------------------------------------------------------

             For a free copy of the SAI please see page one of this booklet.


................................................................................
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account Q (Multi-Fund(R)Group).

                                (Please Print)

Name: _________________________ Social Security No.: ________________________

Address: ____________________________________________________________________

City ___________________________  State ________________ Zip ____________

Mail to Lincoln National Life Insurance Company, P.O. Box 9740, Portland, Maine 04104

Lincoln Life Variable Annuity Account Q (Registrant)

The Lincoln National Life Insurance Company (Depositor)

Statement of Additional Information (SAI)


This SAI should be read in conjunction with the Prospectus of the VAA dated May 1, 2002. You may obtain a copy of the VAA Prospectus on request and without charge. Please write Lincoln National Life Insurance Co., P.O. Box 9740,

Portland, ME 04104 or call 1-800-341-0441.

Table of Contents

                   Item                                 Page
                   -----------------------------------------
                   General information and history
                   of Lincoln Life                      B-2
                   -----------------------------------------
                   Special terms                        B-2
                   -----------------------------------------
                   Services                             B-2
                   -----------------------------------------
                   Purchase of securities being offered B-2
                   -----------------------------------------
                   Calculation of investment results    B-2
                   -----------------------------------------

                     Item                              Page
                     --------------------------------------
                     Annuity payouts                    B-7
                     --------------------------------------
                     Determination of accumulation and
                     annuity unit value                 B-7
                     --------------------------------------
                     Advertising and sales literature   B-7
                     --------------------------------------
                     Financial statements              B-10
                     --------------------------------------

This SAI is not a Prospectus.


The date of this SAI is May 1, 2002.

General information and
history of Lincoln National Life Insurance Co. (Lincoln Life)


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


Special terms

The special terms used in this SAI are the ones defined in the Prospectus. They are italicized to make this document more understandable.

Services

Independent auditors

The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, 2300 National City Center, 110 W. Berry Street, Fort Wayne, Indiana 46802, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life. No separate charge against the assets of the VAA is made by Lincoln Life for this service. We have entered into an agreement with Delaware Management Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

Principal underwriter

Lincoln Life is the principal underwriter for the group variable annuity contracts. We may not offer a contract continuously or in every state. Lincoln Life retains no underwriting commissions from the sale of the group variable annuity contracts.


Lincoln Life is the principal underwriter for the variable annuity contracts. We may not offer a contract continuously or in every state. Lincoln Life retains no underwriting commissions from the sale of the variable annuity contracts.


Purchase of securities being offered


The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling Lincoln Life products; through independent insur- ance brokers; and through certain securities broker/dealers selected by Lincoln Life whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the contract and/or the surrender charges may be waived.


There are exchange privileges between subaccounts, and between the VAA and Lincoln Life's General Account (See The contracts.) No exchanges are permitted between the VAA and other separate accounts.

Lincoln Life has contracted with some broker/dealers, and may contract with others, to sell the group variable annuity contracts through certain legally authorized persons and organizations. These dealers are compensated under a standard Compensation Schedule.

Calculation of investment results

Money Market Fund Subaccounts:

At times the VAA may advertise the Money Market subaccount's yield. The yield refers to the income generated by an investment in the subaccount over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week, is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The yield figure is based on historical earnings and is not intended to indicate future performance.


The 7-day Money Market yield reported is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 2001); then dividing this figure by the account value at the beginning of the period; then annualizing. This yield includes all deductions charged to the contractowner's account, and excludes any realized gains and losses from the sale of securities. The 7-day money market yield as of December 31, 2001 was 0.67% (standard)


and 0.92% (breakpoint).

Total Returns


Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                              P (1 + T)/n/ = ERV

Where:   P =   a hypothetical initial purchase payment
               of $1,000
         T =   average annual total return for the
               period in question
         n =   number of years
       ERV =   ending redeemable value (as of the end
               of the period in question) of a hypo-
               thetical $1,000 purchase payment made
               at the beginning of the 1-year, 5-year,
               or 10-year period in question (or
               fractional portion thereof)

The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and
(3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the Separate Account.

Standard Performance Data:


As of December 31, 2001


Standard and Breakpoint Mortality and Risk Expense Charge:


                                                                                                      10-Year**/
                                                               1-Year              5-Year          Since Inception
Subaccounts shown, see "Description of Funds"           ------------------   ------------------- ------------------
for underlying fund.                          Commenced Standard  Breakpoint Standard Breakpoint Standard  Breakpoint
---------------------------------------------------------------------------------------------------------------------
        AFIS Growth                           05/22/00   (21.40)%   (21.20)%   N/A       N/A      (14.14)%   (13.92)%
        AFIS International                    05/22/00   (23.07)    (22.87)    N/A       N/A      (22.56)    (22.35)
        Aggressive Growth                     06/01/98   (37.92)    (35.78)    N/A       N/A       (7.37)     (6.05)
        AMP Mid-Cap Growth                    05/03/99   (29.87)    (27.45)    N/A       N/A       (0.54)      0.90
        AMT Partners                          05/03/99    (9.57)     (6.45)    N/A       N/A       (5.46)     (4.10)
        Aspen Worldwide Growth                05/03/99   (27.82)    (25.33)    N/A       N/A       (3.65)     (2.25)
        AVP Growth                            05/22/00   (26.68)    (26.49)    N/A       N/A      (22.57)    (22.36)
        AVP Technology                        05/22/00   (28.42)    (28.23)    N/A       N/A      (30.96)    (30.78)
        Bond                                  06/01/98     1.58       5.09     N/A       N/A        3.30       4.77
        Capital Appreciation                  06/01/98   (31.03)    (28.65)    N/A       N/A        0.14       1.57
        Capital Asset                         05/03/99     4.55       8.16     N/A       N/A        5.27       6.79
        DGPF Global Bond                      06/01/98    (7.39)     (4.19)    N/A       N/A       (2.03)     (0.63)
        DGPF Growth & Income (now
        Delaware VIP Large Cap Value)         06/01/98   (10.56)     (7.47)    N/A       N/A       (1.26)      0.14
        DGPF Real Estate (REIT)               05/22/00     4.47       4.74     N/A       N/A       13.35      13.65
        DGPF SmallCap Value                   05/29/01      N/A        N/A     N/A       N/A       (3.86)     (0.64)
        DGPF Trend                            06/01/98   (21.21)    (18.49)    N/A       N/A        9.28      10.83
        Equity 500 Index                      05/03/99   (18.28)    (15.45)    N/A       N/A       (8.19)     (6.87)
        Equity-Income                         06/01/98   (13.77)    (10.79)    N/A       N/A        0.32       1.75
        Global Asset Allocation               06/01/98   (14.18)    (11.21)    N/A       N/A       (2.27)     (0.87)
        Growth & Income                       06/01/98   (17.39)    (14.54)    N/A       N/A       (1.72)     (0.31)
        Health Sciences                       05/29/01      N/A        N/A     N/A       N/A      (11.12)     (8.13)
        International                         06/01/98   (16.21)    (13.32)    N/A       N/A       (1.43)     (0.03)
        Managed                               06/01/98    (8.44)     (5.28)    N/A       N/A        0.06       1.48
        Money Market                          06/01/98    (3.21)      0.14     N/A       N/A        2.10       3.58
        Small Cap Index                       05/03/99    (5.01)     (1.73)    N/A       N/A        1.92       3.40
        Social Awareness                      06/01/98   (15.80)    (12.90)    N/A       N/A       (1.77)     (0.38)
        Special Opportunities                 06/01/98    (4.96)     (1.68)    N/A       N/A        0.20       1.62
        Utilities                             05/29/01      N/A        N/A     N/A       N/A      (26.08)    (23.60)
        VIP Growth                            05/03/99   (23.44)    (20.79)    N/A       N/A       (6.97)     (5.62)
        VIP II Contrafund                     05/03/99   (18.44)    (15.63)    N/A       N/A       (6.14)     (4.79)

Non-standard Investment Results:


The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for Contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders (ie: EGMDB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a Contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. The performance numbers in the following tables do not reflect surrender charges.


Cumulative quotations are arrived at by calculating the change in accumulation unit value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

Non-Standard Performance Data--Standard Mortality And Risk Expense Charge:


As of December 31, 2001


(Adjusted for Contract Expense Charges):






                                                                                                               As if
Subaccounts shown, see "Description of Funds" for underlying                                         Since     Subaccount
funds.                                                       YTD      1-year   3-year 5-year 10-year Inception Commenced
-------------------------------------------------------------------------------------------------------------------------
               AFIS Growth                                   (18.97)% (18.97)%  9.28% 17.56%  15.24%   15.10%   02/08/84
               AFIS International                            (20.69)  (20.69)   2.16   6.58    8.80     7.90    05/01/90
               Aggressive Growth                             (33.96)  (33.96)  (3.55)  0.30     N/A     4.03    02/03/94
               AMP Mid-Cap Growth                            (25.40)  (25.40)   1.37    N/A     N/A    13.29    11/03/97
               AMT Partners                                   (3.80)    3.80    0.64   6.45     N/A    11.27    03/22/94
               Aspen Worldwide Growth                        (23.21)  (23.21)   1.44  10.01     N/A    14.58    09/13/93
               AVP Growth                                    (24.41)  (24.41)  (6.51)  5.93     N/A    12.56    09/15/94
               AVP Technology                                (26.20)  (26.20)  (0.21) 11.07     N/A    10.78    01/11/96
               Bond                                            8.06     8.06    4.35   5.91    6.02     9.09    12/28/81
               Capital Appreciation                          (26.62)  (26.62)  (4.16)  8.31     N/A    10.63    02/03/94
               Capital Asset                                  11.22    11.22   12.97    N/A     N/A    21.92    10/01/98
               DGPF Global Bond                               (1.48)   (1.48)  (2.09)  0.02     N/A     1.88    05/01/96
               DGPF Growth & Income (now
               Delaware VIP Large Cap Value)                  (4.84)   (4.84)   0.25   7.58   10.97     9.38    07/28/88
               DGPF Real Estate (REIT)                         7.70     7.70   10.52    N/A     N/A     5.59    05/04/98
               DGPF SmallCap Value                            10.55    10.55    6.72   8.49     N/A    10.75    12/27/93
               DGPF Trend                                    (16.18)  (16.18)   9.25  12.48     N/A    13.43    12/27/93
               Equity 500 Index                              (13.06)  (13.06)  (2.32)   N/A     N/A     4.52    10/01/97
               Equity-Income                                  (8.27)   (8.27)   1.86   8.81     N/A    12.10    02/03/94
               Global Asset Allocation                        (8.70)   (8.70)  (1.97)  4.58    7.65     7.61    08/03/87
               Growth & Income                               (12.12)  (12.12)  (2.92)  7.13   10.02    12.47    12/28/81
               Health Sciences                               (20.56)  (20.56)   1.29    N/A     N/A     3.36    05/01/98
               International                                 (10.86)  (10.86)   0.83   4.08    6.27     5.76    05/01/91
               Managed                                        (2.59)   (2.59)   0.47   6.39    7.91     9.37    04/27/83
               Money Market                                    2.97     2.97    3.87   3.94    3.52     5.32    01/07/82
               Small Cap Index                                 1.05     1.05    4.59    N/A     N/A     3.41    08/25/97
               Social Awareness                              (10.43)  (10.43)  (2.42)  8.46   12.05    13.22    05/02/88
               Special Opportunities                           1.11     1.11    3.19   8.05   10.53    11.95    12/28/81
               Utilities                                     (24.96)  (24.96)   0.99   9.43     N/A    13.61    01/03/95
               VIP Growth                                    (18.55)  (18.55)  (1.27) 10.15   12.01    12.42    10/09/86
               VIP II Contrafund                             (13.24)  (13.24)  (0.86)  9.02     N/A    14.33    01/03/95

Non-standard Performance Data--Breakpoint Mortality and Risk Expense Charge:


As of December 31, 2001



                                                                                                    As if
Subaccounts shown, see "Description of Funds" for                                         since     Subaccount
underlying funds.                                 YTD      1-year   3-year 5-year 10-year inception commenced
--------------------------------------------------------------------------------------------------------------
          AFIS Growth                             (18.76)% (18.76)%  9.55% 17.86%  15.53%   15.39%   02/08/84
          AFIS International                      (20.49)  (20.49)   2.42   6.85    9.07     8.17    05/01/90
          Aggressive Growth                       (33.79)  (33.79)  (3.31)  0.56     N/A     4.29    02/03/94
          AMP Mid-Cap Growth                      (25.21)  (25.21)   1.63    N/A     N/A    13.58    11/03/97
          AMT Partners                             (3.55)   (3.55)   0.90   6.72     N/A    11.55    03/22/94
          Aspen Worldwide Growth                  (23.02)  (23.02)   1.70  10.29     N/A    14.88    09/13/93
          AVP Growth                              (24.22)  (24.22)  (6.26)  6.20     N/A    12.85    09/15/94
          AVP Technology                          (26.01)  (26.01)   0.04  11.35     N/A    11.06    01/11/96
          Bond                                      8.34     8.34    4.61   6.18    6.29     9.37    12/28/81
          Capital Appreciation                    (26.44)  (26.44)  (3.92)  8.59     N/A    10.90    02/03/94
          Capital Asset                            11.50    11.50   13.25    N/A     N/A    22.24    10/01/98
          DGPF Global Bond                         (1.23)   (1.23)  (1.83)  0.27     N/A     2.14    05/01/96
          DGPF Growth & Income (now
          Delaware VIP Large Cap Value)            (4.61)   (4.61)   0.50   7.84   11.25     9.65    07/28/88
          DGPF Real Estate (REIT)                   7.98     7.98   10.81    N/A     N/A     5.86    05/04/98
          DGPF SmallCap Value                      10.84    10.84    6.99   8.77     N/A    11.03    12/27/93
          DGPF Trend                              (15.97)  (15.97)   9.52  12.76     N/A    13.71    12/27/93
          Equity 500 Index                        (12.84)  (12.84)  (2.08)   N/A     N/A     4.79    10/01/97
          Equity-Income                            (8.03)   (8.03)   2.12   9.08     N/A    12.38    02/03/94
          Global Asset Allocation                  (8.47)   (8.47)  (1.72)  4.85    7.92     7.88    08/03/87
          Growth & Income                         (11.89)  (11.89)  (2.67)  7.41   10.30    12.76    12/28/81
          Health Sciences                         (20.35)  (20.35)   1.55    N/A     N/A     3.63    05/01/98
          International                           (10.64)  (10.64)   1.08   4.34    6.53     6.02    05/01/91
          Managed                                  (2.35)   (2.35)   0.72   6.66    8.18     9.65    04/27/83
          Money Market                              3.23     3.23    4.15   4.22    3.79     5.59    01/07/82
          Small Cap Index                           1.31     1.31    4.87    N/A     N/A     3.68    08/25/97
          Social Awareness                        (10.20)  (10.20)  (2.18)  8.73   12.33    13.50    05/02/88
          Special Opportunities                     1.37     1.37    3.44   8.32   10.81    12.23    12/28/81
          Utilities                               (24.77)  (24.77)   1.24   9.71     N/A    13.89    01/03/95
          VIP Growth                              (18.34)  (18.34)  (1.01) 10.43   12.29    12.70    10/09/86
          VIP II Contrafund                       (13.02)  (13.02)  (0.61)  9.29     N/A    14.61    01/03/95

Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the value of the contract on the annuity commence- ment date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment performance of the eligible fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the annuitant with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.



The dollar amount of the first variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This date will become the date on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 "a" Individual Annuity Mortality Tables, with an assumed investment return at the rate of 5% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of contract value under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The 5% interest rate stated above is the measuring point for subsequent annuity payouts. If the actual Net Investment Rate (annualized) exceeds 5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 5%, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans where not prohibited by law.

At an annuity commencement date, the annuitant is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying eligible funds. The amount of the second and subsequent annuity payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days before the date that payment is due.

The value of each subaccount annuity unit was arbitrarily established. The annuity unit value for each subaccount at the end of any valuation date is determined as follows:

1.The total value of fund shares held in the subaccount is calculated by multiplying the number of shares by the net asset value at end of valuation period plus any dividend or other distribution.

2.The liabilities of the subaccount, including daily charges and taxes, are subtracted.

3.The result is divided by the number of annuity units in the subaccount at beginning of valuation period, and adjusted by a factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days before the payout date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

Proof of age, sex and survival
Lincoln Life may require proof of age, sex or survival of any payee upon whose age, sex or survival payouts depend.

Determination of accumulation and annuity unit value

A description of the days on which accumulation and annuity units will be valued is given in the Prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on New Year's Day, Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days.

Since the portfolios of some of the funds will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds.

Advertising and sales literature

In marketing the contracts, we and our various sales representatives may refer to certain ratings assigned to us under the Rating System of the A.M. Best Co., Oldwick, New Jersey. The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide Best's opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the contracts and the underlying funds and series, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claim-paying ability, the features of particular contracts, and the comparative investment performance of the funds with other portfolios having similar objectives. A few such services are:
Fitch, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. Marketing materials may employ illustrations of compound interest and dollar cost averaging; discuss automatic withdrawal services; describe our customer base, assets, and our relative size in the industry. They may also discuss other features of Lincoln Life, the VAA, the funds, and their investment management. Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. Best's Rating System evaluates the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinate local analytical resources in other parts of the world on behalf of Fitch's global office network.


EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1000 companies across 20 different countries.


Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuity contracts.

Standard & Poor's Corp. insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Standard & Poor's 500 Index (S&P 500)--broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the S&P 500. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.

Standard & Poor's Index (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.

NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Co. and American Telephone and Telegraph Co. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

Salomon Brothers 90-day Treasury Bill Index--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Salomon Brothers World Government Bond (Non US) Index--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Russell 1000 Index--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3000 of the largest US companies.

Russell 2000 Index--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3000 of the largest US companies.


Lehman Brothers Aggregate Bond Index--Com-posed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.


Lehman Brothers Government/Corporate Bond Index--Composed of all bonds that are investment grade (rates Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity.

Lehman Brothers Government Intermediate Bond Index--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the US government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the US government) with maturities between one and 9.99 years.

Merrill Lynch High Yield Master Index--This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing US domestic debt and must carry a term to maturity of at least one year.

Morgan Stanley World Capital International World Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

In its advertisements and other sales literature for the VAA and the eligible funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the variable account over the fixed side; and the compounding effect when a client makes regular contributions to his or her account.

Annuity Payout Illustrations--These will provide an initial benefit payment based in part on the annuitant, the contract value and the fixed and/or variable annuity payout option elected. In addition, variable annuity payout illustrations may show the historical results of a variable payout in a subaccount of the VAA.

Internet--An electronic communications network which may be used to provide information regarding Lincoln Life performance of the subaccounts and advertisement literature.

Dollar-cost Averaging Illustrations. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same subaccounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those subaccounts.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $98 billion and annual consolidated revenues of $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, mutual funds, managed accounts, institutional investment management and financial planning and advisory services.



Lincoln Life's Customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 17,000 organizations and had more than 1.5 million annuity clients.



Lincoln Life's Assets, Size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Co., above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any subclassification of those companies, based upon recognized evaluation criteria. For example, at December 31, 2001, Lincoln Life had statutory-basis admitted assets of over $74 billion.


Sales literature may reference the Multi-Fund "Solutions" newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matters in connection with the Multi-Fund annuity.

Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.

The graphs below compare accumulations attributable to contributions to conventional savings vehicles such as savings accounts at a bank or credit union, nonqualified contracts purchased with after tax contributions, and qualified contracts purchased with pre-tax contributions under tax-favored retirement programs.

The power of tax deferred growth

The hypothetical chart below compares the results of contributing $1,200 per year ($100 per month) during the time periods illustrated. Each graph assumes a 28% tax rate and an 8% fixed rate of return (before fees and charges). For tax deferred annuities (TDA), the results are based on contributing $1,666.66 ($138.88 per month) during the time periods illustrated. The additional $38.88 per month is the amount of federal taxes paid by those contributing to the conventional savings accounts or nonqualified contracts. In this example, it has been invested by the contributors to the qualified contracts. The deduction of fees and charges is also indicated in the graph. The dotted lines represent the amount remaining after deducting any taxes due and all fees (including CDSC). See Charges and other deductions in the Prospectus for discussion of charges. Additionally, a 10% tax penalty (not included here) may apply to withdrawals before age 59 1/2.

                                    [CHART]

        Conventional     Nonqualified annuity contracts  Tax deferred annuity
          Savings           with tax deferred growth      retirement program

10 years    16049                     18013                   25017
15 years    28143                     33761                   46890
20 years    44145                     56900                   79028

10 years                              16193                   17012
15 years                              29340                   33761
20 years                              47688                   56900

The contributions and interest earnings on conventional savings accounts are usually taxed currently. For nonqualified contracts contributions are usually taxed currently, while earnings are not usually subject to income tax until withdrawn. However, contributions to and earnings on qualified plans are ordinarily not subject to income tax until withdrawn. Therefore, having greater amounts re-invested in a qualified or nonqualified plan increases the accumulation power of savings over time.

As you can see, a tax deferred plan can provide a much higher account value over a long period of time. Therefore, tax deferral is an important component of a retirement plan or other long-term financial goals. (The above chart is for illustrative purposes and should not be construed as representative of actual results, which may be more or less.)

Tax benefits today

When you put a portion of your salary in a tax deferred retirement plan, your contributions don't appear as taxable income on your W-2 form at the end of the calendar year. So while you are contributing, you can reduce your taxes and increase your take-home pay.

Here's an example: Let's assume you are single, your taxable income is $50,000, and you are in the 28% tax bracket.

                                             Traditional Savings of
                                             Savings     Pre-Tax
                                             Plan        Dollars
                                             ----------- ----------
             Your income                       $50,000    $50,000
             Tax-deferred savings                  -0-      2,400
             Taxable income                     50,000     47,600
             *Estimated federal income taxes    10,481      9,809
             Income after taxes                 39,519     37,791
             After-tax savings                   2,400        -0-
             Remaining income after savings
               and taxes                        37,119     37,791

With a tax-deferred plan, you have $672 more spendable income each year because you are paying less taxes currently.

*The above chart assumes a 28% marginal federal tax rate on conventional contributions. TDA contributions are generally taxed as ordinary income when withdrawn. Federal tax penalties generally apply to distributions before age 59 1/2. For illustrative purposes only.

Other information

Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will be monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.

Financial statements

Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.

Lincoln Life Variable Annuity Account Q

Statement of assets and liabilities

December 31, 2001

                                                                                           Mortality &
                                                                Contract                   Expense       Contract
                                                                Purchases                  Charges       Redemptions
                                                                Due From                   Payable To    Due To
                                                                The Lincoln                The Lincoln   The Lincoln
                                                                National Life              National Life National Life
                                                                Insurance                  Insurance     Insurance
                                                    Investments Company       Total Assets Company       Company
-----------------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Subaccount                      $ 5,075,130    $16,868    $ 5,091,998     $  343         $ --
AFIS International Class 2 Subaccount                   923,953         --        923,953         60          841
AVPSF Technology Class B Subaccount                     163,564        627        164,191         12           --
AVPSF Growth Class B Subaccount                          96,041        956         96,997          7           --
Baron Capital Asset Subaccount                          346,921      4,615        351,536         26           --
Deutsche Equity 500 Index Subaccount                  6,554,657     88,410      6,643,067        417           --
Deutsche Small Cap Index Subaccount                     391,163        337        391,500         26           --
DGPF Trend Subaccount                                 5,705,337      5,954      5,711,291        370           --
DGPF Growth and Income Subaccount                     1,905,461      5,150      1,910,611        122           --
DGPF Global Bond Subaccount                              59,749        347         60,096          4           --
DGPF REIT Subaccount                                    367,803      1,052        368,855         26           --
DGPF Small Cap Value Service Class Subaccount           121,473        441        121,914         10           --
Fidelity VIP Growth Service Class Subaccount          4,531,213      9,667      4,540,880        291           --
Fidelity VIP II Contrafund Service Class Subaccount   1,756,385     23,108      1,779,493        114           --
Janus Aspen Worldwide Growth Subaccount               5,494,975     24,857      5,519,832        356           --
LN Aggressive Growth Subaccount                       1,903,839      3,151      1,906,990        129           --
LN Bond Subaccount                                    4,015,129     29,976      4,045,105        255           --
LN Capital Appreciation Subaccount                   11,251,010      9,122     11,260,132        724           --
LN Equity-Income Subaccount                           4,448,534     13,990      4,462,524        287           --
LN Global Asset Allocation Subaccount                   704,243      1,726        705,969         45           --
LN Growth and Income Subaccount                      19,160,499     43,964     19,204,463      1,212           --
LN International Subaccount                           1,587,339        228      1,587,567         98           --
LN Managed Subaccount                                 3,084,615      1,831      3,086,446        195           --
LN Money Market Subaccount                            5,527,741        314      5,528,055        361           --
LN Social Awareness Subaccount                        9,187,024      4,251      9,191,275        581           --
LN Special Opportunities Subaccount                   1,669,310      1,115      1,670,425        106           --
MFS Utilities Subaccount                                 12,706        258         12,964          1           --
NB AMT Partners Subaccount                              170,678        297        170,975         12           --
NB AMT Mid-Cap Growth Subaccount                        698,355      2,124        700,479         52           --
Putnam VT Health Sciences IB Class Subaccount            15,992        183         16,175          1           --







                                                    Net Assets
---------------------------------------------------------------
AFIS Growth Class 2 Subaccount                      $ 5,091,655
AFIS International Class 2 Subaccount                   923,052
AVPSF Technology Class B Subaccount                     164,179
AVPSF Growth Class B Subaccount                          96,990
Baron Capital Asset Subaccount                          351,510
Deutsche Equity 500 Index Subaccount                  6,642,650
Deutsche Small Cap Index Subaccount                     391,474
DGPF Trend Subaccount                                 5,710,921
DGPF Growth and Income Subaccount                     1,910,489
DGPF Global Bond Subaccount                              60,092
DGPF REIT Subaccount                                    368,829
DGPF Small Cap Value Service Class Subaccount           121,904
Fidelity VIP Growth Service Class Subaccount          4,540,589
Fidelity VIP II Contrafund Service Class Subaccount   1,779,379
Janus Aspen Worldwide Growth Subaccount               5,519,476
LN Aggressive Growth Subaccount                       1,906,861
LN Bond Subaccount                                    4,044,850
LN Capital Appreciation Subaccount                   11,259,408
LN Equity-Income Subaccount                           4,462,237
LN Global Asset Allocation Subaccount                   705,924
LN Growth and Income Subaccount                      19,203,251
LN International Subaccount                           1,587,469
LN Managed Subaccount                                 3,086,251
LN Money Market Subaccount                            5,527,694
LN Social Awareness Subaccount                        9,190,694
LN Special Opportunities Subaccount                   1,670,319
MFS Utilities Subaccount                                 12,963
NB AMT Partners Subaccount                              170,963
NB AMT Mid-Cap Growth Subaccount                        700,427
Putnam VT Health Sciences IB Class Subaccount            16,174

                                      Affiliated  Non-Affiliated
                                      ----------- --------------
                Investments at Cost   $91,299,776  $33,058,473
                Investments at Market  70,699,106   26,231,733


See accompanying notes.

Lincoln Life Variable Annuity Account Q

Statement of operations

Year Ended December 31, 2001


                                                              AFIS         AFIS          AVPSF        AVPSF      Baron
                                                              Growth       International Technology   Growth     Capital
                                                              Class 2      Class 2       Class B      Class B    Asset
                                                              Subaccount   Subaccount    Subaccount   Subaccount Subaccount
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  . Dividends from investment income                          $    16,864    $   7,999   $        --  $     115   $     --
  . Dividends from net realized gain on
   investments                                                    964,421      241,314        11,848      8,297        832
  . Mortality and expense guarantees:
    Multi-Fund(R) GVA (.75% Fee Rate)                             (21,410)      (5,306)         (398)      (201)      (662)
    Multi-Fund(R) GVA (1.002% Fee Rate)                            (8,151)      (1,506)         (820)      (320)    (1,097)

                                                              -----------    ---------   -----------  ---------   --------
NET INVESTMENT INCOME (LOSS)                                      951,724      242,501        10,630      7,891       (927)
Net Realized and Unrealized Gain (Loss) on
 Investments:
  . Net realized gain (loss) on investments                       (55,839)     (32,890)      (18,141)       (35)      (287)
  . Net change in unrealized appreciation or
   depreciation on investments                                 (1,516,262)    (401,776)      (32,925)   (17,580)    29,991
                                                              -----------    ---------   -----------  ---------   --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                (1,572,101)    (434,666)      (51,066)   (17,615)    29,704
                                                              -----------    ---------   -----------  ---------   --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                    $  (620,377)   $(192,165)  $   (40,436) $  (9,724)  $ 28,777
                                                              ===========    =========   ===========  =========   ========

                                                              LN                                                 LN Global
                                                              Aggressive                 LN Capital   LN Equity- Asset
                                                              Growth       LN Bond       Appreciation Income     Allocation
                                                              Subaccount   Subaccount    Subaccount   Subaccount Subaccount
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  . Dividends from investment income                          $        --    $ 188,210   $        --  $  48,977   $  2,740
  . Dividends from net realized gain on
   investments                                                    450,284           --     1,045,677    139,440     47,869
  . Mortality and expense guarantees:
    Multi-Fund(R) GVA (.75% Fee Rate)                             (11,900)     (25,256)      (81,366)   (23,980)    (4,427)
    Multi-Fund(R) GVA (1.002% Fee Rate)                            (3,420)      (2,248)       (9,424)    (3,325)      (439)
                                                              -----------    ---------   -----------  ---------   --------
NET INVESTMENT INCOME (LOSS)                                      434,964      160,706       954,887    161,112     45,743
Net Realized and Unrealized Gain (Loss) on
 Investments:
  . Net realized gain (loss) on investments                      (180,810)       7,237      (387,744)   (59,352)    (7,351)
  . Net change in unrealized appreciation or depreciation on
   investments                                                 (1,108,819)     107,878    (4,298,755)  (346,992)   (91,440)
                                                              -----------    ---------   -----------  ---------   --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                (1,289,629)     115,115    (4,686,499)  (406,344)   (98,791)
                                                              -----------    ---------   -----------  ---------   --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                    $  (854,665)   $ 275,821   $(3,731,612) $(245,232)  $(53,048)
                                                              ===========    =========   ===========  =========   ========

                                                              Deutsche
                                                              Equity 500
                                                              Index
                                                              Subaccount
--------------------------------------------------------------------------
Net Investment Income (Loss):
  . Dividends from investment income                          $    54,856
  . Dividends from net realized gain on
   investments                                                      5,718
  . Mortality and expense guarantees:
    Multi-Fund(R) GVA (.75% Fee Rate)                             (37,096)
    Multi-Fund(R) GVA (1.002% Fee Rate)                            (3,103)

                                                              -----------
NET INVESTMENT INCOME (LOSS)                                       20,375
Net Realized and Unrealized Gain (Loss) on
 Investments:
  . Net realized gain (loss) on investments                       (82,425)
  . Net change in unrealized appreciation or
   depreciation on investments                                   (602,697)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                  (685,122)
                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                    $  (664,747)
                                                              ===========


                                                              LN Growth
                                                              and Income
                                                              Subaccount
--------------------------------------------------------------------------
Net Investment Income (Loss):
  . Dividends from investment income                          $   187,140
  . Dividends from net realized gain on
   investments                                                  5,419,090
  . Mortality and expense guarantees:
    Multi-Fund(R) GVA (.75% Fee Rate)                            (134,444)
    Multi-Fund(R) GVA (1.002% Fee Rate)                            (5,889)
                                                              -----------
NET INVESTMENT INCOME (LOSS)                                    5,465,897
Net Realized and Unrealized Gain (Loss) on
 Investments:
  . Net realized gain (loss) on investments                      (430,174)
  . Net change in unrealized appreciation or depreciation on
   investments                                                 (7,419,920)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                (7,850,094)
                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                    $(2,384,197)
                                                              ===========



See accompanying notes.

                                                               DGPF
Deutsche                 DGPF       DGPF                       Small Cap     Fidelity VIP  Fidelity VIP II Janus Aspen
Small Cap     DGPF       Growth     Global       DGPF          Value         Growth        Contrafund      Worldwide
Index         Trend      and Income Bond         REIT          Service Class Service Class Service Class   Growth
Subaccount    Subaccount Subaccount Subaccount   Subaccount    Subaccount    Subaccount    Subaccount      Subaccount
-----------------------------------------------------------------------------------------------------------------------
  $   2,260   $      --   $  1,394  $       536     $ 1,814       $    --      $      --      $   4,732    $    27,387
     18,198          --        --            --         373            --        229,703         18,928             --
     (1,347)    (32,613)   (7,518)         (185)       (883)           (8)       (26,510)        (6,377)       (34,361)
       (471)     (5,277)     (895)         (165)       (836)         (134)        (2,974)        (1,919)        (6,647)

  ---------   ---------   --------  -----------     -------       -------      ---------      ---------    -----------
     18,640     (37,890)   (7,019)          186         468          (142)       200,219         15,364        (13,621)
       (290)   (123,018)     (624)          (11)      1,144            22       (161,464)       (21,490)      (215,741)
      3,286    (605,326)   11,351           112      19,660         5,938       (778,369)       (86,800)    (1,184,732)

  ---------   ---------   --------  -----------     -------       -------      ---------      ---------    -----------
      2,996    (728,344)   10,727           101      20,804         5,960       (939,833)      (108,290)    (1,400,473)

  ---------   ---------   --------  -----------     -------       -------      ---------      ---------    -----------
  $  21,636   $(766,234) $  3,708   $       287     $21,272       $ 5,818      $(739,614)     $ (92,926)   $(1,414,094)
  =========   =========   ========  ===========     =======       =======      =========      =========    ===========

                                                                                                           Putnam VT
                         LN         LN           LN                                        NB AMT          Health
LN            LN         Money      Social       Special       MFS           NB AMT        Mid-Cap         Sciences
International Managed    Market     Awareness    Opportunities Utilities     Partners      Growth          IB Class
Subaccount    Subaccount Subaccount Subaccount   Subaccount    Subaccount    Subaccount    Subaccount      Subaccount
-----------------------------------------------------------------------------------------------------------------------
  $  35,622   $  94,513   $193,393  $    60,735     $22,264       $    --      $     297      $      --    $        --
    148,141     405,381         --    2,242,495          --            --          2,818             --             --
    (12,353)    (20,014)   (30,663)     (65,278)     (9,005)           (5)          (376)        (2,077)            (4)
       (240)     (1,466)    (9,733)      (2,934)       (591)          (38)          (678)        (3,179)           (32)

  ---------   ---------   --------  -----------     -------       -------      ---------      ---------    -----------
    171,170     478,414    152,997    2,235,018      12,668           (43)         2,061         (5,256)           (36)
    (41,403)    (80,569)        --     (175,737)     (8,301)           --         (1,295)       (21,973)             1
   (319,719)   (460,983)        --   (3,040,044)     27,705        (1,262)        (1,766)      (132,463)           (67)

  ---------   ---------   --------  -----------     -------       -------      ---------      ---------    -----------
   (361,122)   (541,552)        --   (3,215,781)     19,404        (1,262)        (3,061)      (154,436)           (66)

  ---------   ---------   --------  -----------     -------       -------      ---------      ---------    -----------
  $(189,952)  $ (63,138)  $152,997  $  (980,763)    $32,072       $(1,305)     $  (1,000)     $(159,692)   $      (102)
  =========   =========   ========  ===========     =======       =======      =========      =========    ===========

Lincoln Life Variable Annuity Account Q

Statements of changes in net assets

Years Ended December 31, 2000 and 2001

                                                                        AFIS         AFIS          AVPSF        AVPSF
                                                                        Growth       International Technology   Growth
                                                                        Class 2      Class 2       Class B      Class B
                                                                        Subaccount   Subaccount    Subaccount   Subaccount
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                           $        --  $        --   $        --  $        --
Changes From Operations:
 . Net investment income (loss)                                              (6,027)      (2,051)          644          191
 . Net realized gain (loss) on investments                                       39      (87,357)         (369)          --
 . Net change in unrealized appreciation or depreciation on investments    (220,283)     (48,921)      (34,208)      (2,083)
                                                                        -----------  -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (226,271)    (138,329)      (33,933)      (1,892)
Change From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                   3,050,240    4,270,927       164,087       23,911
   . Terminated contracts                                                  (103,327)  (3,391,527)      (24,993)        (327)
                                                                        -----------  -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM UNIT TRANSACTIONS                                                  2,946,913      879,400       139,094       23,584
                                                                        -----------  -----------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   2,720,642      741,071       105,161       21,692
                                                                        -----------  -----------   -----------  -----------
NET ASSETS AT DECEMBER 31, 2000                                           2,720,642      741,071       105,161       21,692
Changes From Operations:
 . Net investment income (loss)                                             951,724      242,501        10,630        7,891
 . Net realized gain (loss) on investments                                  (55,839)     (32,890)      (18,141)         (35)
 . Net change in unrealized appreciation or depreciation on investments  (1,516,262)    (401,776)      (32,925)     (17,580)
                                                                        -----------  -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                          (620,377)    (192,165)      (40,436)      (9,724)
Change From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                   3,436,573      916,128       145,399       92,288
   . Terminated contracts                                                  (445,183)    (541,982)      (45,945)      (7,266)
                                                                        -----------  -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM UNIT TRANSACTIONS                                                  2,991,390      374,146        99,454       85,022
                                                                        -----------  -----------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   2,371,013      181,981        59,018       75,298
                                                                        -----------  -----------   -----------  -----------
NET ASSETS AT DECEMBER 31, 2001                                         $ 5,091,655  $   923,052   $   164,179  $    96,990
                                                                        ===========  ===========   ===========  ===========


                                                                        LN                         LN
                                                                        Aggressive   LN            Capital      LN
                                                                        Growth       Bond          Appreciation Equity-Income
                                                                        Subaccount   Subaccount    Subaccount   Subaccount
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                           $ 1,040,433  $ 3,210,495   $10,047,346  $ 3,538,286
Changes From Operations:
 . Net investment income (loss)                                              77,038      123,576       468,266      615,827
 . Net realized gain (loss) on investments                                   40,007      (96,304)      243,068     (115,771)
 . Net change in unrealized appreciation or depreciation on investments    (370,891)     225,522    (3,071,872)    (350,453)
                                                                        -----------  -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (253,846)     252,794    (2,360,538)     149,603
Change From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                   2,004,667      831,478     6,398,797      857,447
   . Terminated contracts                                                  (389,234)  (1,511,459)   (2,375,758)  (2,036,318)
                                                                        -----------  -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM UNIT TRANSACTIONS                                                  1,615,433     (679,981)    4,023,039   (1,178,871)
                                                                        -----------  -----------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   1,361,587     (427,187)    1,662,501   (1,029,268)
                                                                        -----------  -----------   -----------  -----------
NET ASSETS AT DECEMBER 31, 2000                                           2,402,020    2,783,308    11,709,847    2,509,018
Changes From Operations:
 . Net investment income (loss)                                             434,964      160,706       954,887      161,112
 . Net realized gain (loss) on investments                                 (180,810)       7,237      (387,744)     (59,352)
 . Net change in unrealized appreciation or depreciation on investments  (1,108,819)     107,878    (4,298,755)    (346,992)
                                                                        -----------  -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                          (854,665)     275,821    (3,731,612)    (245,232)
Change From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                     945,536    1,528,114     4,956,053    2,632,384
   . Terminated contracts                                                  (586,030)    (542,393)   (1,674,880)    (433,933)
                                                                        -----------  -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM UNIT TRANSACTIONS                                                    359,506      985,721     3,281,173    2,198,451
                                                                        -----------  -----------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (495,159)   1,261,542      (450,439)   1,953,219
                                                                        -----------  -----------   -----------  -----------
NET ASSETS AT DECEMBER 31, 2001                                         $ 1,906,861  $ 4,044,850   $11,259,408  $ 4,462,237
                                                                        ===========  ===========   ===========  ===========

                                                                        Baron
                                                                        Capital
                                                                        Asset
                                                                        Subaccount
----------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                           $  10,829
Changes From Operations:
 . Net investment income (loss)                                              (403)
 . Net realized gain (loss) on investments                                    425
 . Net change in unrealized appreciation or depreciation on investments    (1,693)
                                                                        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (1,671)
Change From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                   116,724
   . Terminated contracts                                                 (27,104)
                                                                        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM UNIT TRANSACTIONS                                                   89,620
                                                                        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    87,949
                                                                        ---------
NET ASSETS AT DECEMBER 31, 2000                                            98,778
Changes From Operations:
 . Net investment income (loss)                                              (927)
 . Net realized gain (loss) on investments                                   (287)
 . Net change in unrealized appreciation or depreciation on investments    29,991
                                                                        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                          28,777
Change From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                   249,149
   . Terminated contracts                                                 (25,194)
                                                                        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM UNIT TRANSACTIONS                                                  223,955
                                                                        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   252,732
                                                                        ---------
NET ASSETS AT DECEMBER 31, 2001                                         $ 351,510
                                                                        =========

                                                                        LN
                                                                        Global
                                                                        Asset
                                                                        Allocation
                                                                        Subaccount
----------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                           $ 644,191
Changes From Operations:
 . Net investment income (loss)                                            39,023
 . Net realized gain (loss) on investments                                  2,103
 . Net change in unrealized appreciation or depreciation on investments   (81,293)
                                                                        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           (40,167)
Change From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                   170,519
   . Terminated contracts                                                (136,497)
                                                                        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM UNIT TRANSACTIONS                                                   34,022
                                                                        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (6,145)
                                                                        ---------
NET ASSETS AT DECEMBER 31, 2000                                           638,046
Changes From Operations:
 . Net investment income (loss)                                            45,743
 . Net realized gain (loss) on investments                                 (7,351)
 . Net change in unrealized appreciation or depreciation on investments   (91,440)
                                                                        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                         (53,048)
Change From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                   197,656
   . Terminated contracts                                                 (76,730)
                                                                        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM UNIT TRANSACTIONS                                                  120,926
                                                                        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    67,878
                                                                        ---------
NET ASSETS AT DECEMBER 31, 2001                                         $ 705,924
                                                                        =========

See accompanying notes.

                                                                       DGPF
Deutsche     Deutsche               DGPF                               Small Cap     Fidelity VIP  Fidelity VIP II Janus Aspen
Equity 500   Small Cap  DGPF        Growth and  DGPF        DGPF       Value         Growth        Contrafund      Worldwide
Index        Index      Trend       Income      Global Bond REIT       Service Class Service Class Service Class   Growth
Subaccount   Subaccount Subaccount  Subaccount  Subaccount  Subaccount Subaccount    Subaccount    Subaccount      Subaccount
-------------------------------------------------------------------------------------------------------------------------------
$1,037,311    $  6,151  $2,197,670  $  491,839   $ 17,781    $     --    $     --     $  980,958     $   76,804    $ 1,464,460
   (27,726)        (29)    145,150      43,040         (7)        (95)         --        147,630         18,576        336,807
     4,818      (2,739)     93,543     (20,306)    (1,230)        135          --        (13,891)        (4,010)       (51,522)
  (369,420)     (4,502)   (849,934)     22,881      1,195       4,216          --       (495,360)       (58,771)    (1,237,921)
----------    --------  ----------  ----------   --------    --------    --------     ----------     ----------    -----------
  (392,328)     (7,270)   (611,241)     45,615        (42)      4,256          --       (361,621)       (44,205)      (952,636)
 4,918,154     143,936   3,080,578     110,476     14,002      86,822          --      2,412,980        943,793      5,498,577
  (433,803)    (34,811)   (594,992)   (108,670)   (13,707)    (28,094)         --       (362,448)      (256,396)    (1,590,725)
----------    --------  ----------  ----------   --------    --------    --------     ----------     ----------    -----------
 4,484,351     109,125   2,485,586       1,806        295      58,728          --      2,050,532        687,397      3,907,852
----------    --------  ----------  ----------   --------    --------    --------     ----------     ----------    -----------
 4,092,023     101,855   1,874,345      47,421        253      62,984          --      1,688,911        643,192      2,955,216
----------    --------  ----------  ----------   --------    --------    --------     ----------     ----------    -----------
 5,129,334     108,006   4,072,015     539,260     18,034      62,984          --      2,669,869        719,996      4,419,676
    20,375      18,640     (37,890)     (7,019)       186         468        (142)       200,219         15,364        (13,621)
   (82,425)       (290)   (123,018)       (624)       (11)      1,144          22       (161,464)       (21,490)      (215,741)
  (602,697)      3,286    (605,326)     11,351        112      19,660       5,938       (778,369)       (86,800)    (1,184,732)
----------    --------  ----------  ----------   --------    --------    --------     ----------     ----------    -----------
  (664,747)     21,636    (766,234)      3,708        287      21,272       5,818       (739,614)       (92,926)    (1,414,094)
 2,654,820     276,088   3,150,592   1,449,013     48,359     322,988     116,597      3,092,995      1,233,267      3,268,831
  (476,757)    (14,256)   (745,452)    (81,492)    (6,588)    (38,415)       (511)      (482,661)       (80,958)      (754,937)
----------    --------  ----------  ----------   --------    --------    --------     ----------     ----------    -----------
 2,178,063     261,832   2,405,140   1,367,521     41,771     284,573     116,086      2,610,334      1,152,309      2,513,894
----------    --------  ----------  ----------   --------    --------    --------     ----------     ----------    -----------
 1,513,316     283,468   1,638,906   1,371,229     42,058     305,845     121,904      1,870,720      1,059,383      1,099,800
----------    --------  ----------  ----------   --------    --------    --------     ----------     ----------    -----------
$6,642,650    $391,474  $5,710,921  $1,910,489   $ 60,092    $368,829    $121,904     $4,540,589     $1,779,379    $ 5,519,476
==========    ========  ==========  ==========   ========    ========    ========     ==========     ==========    ===========

                                                                                                                  Putnam VT
LN                                       LN           LN           LN                                  NB AMT     Health
Growth and    LN            LN           Money        Social       Special       MFS        NB AMT     Mid-Cap    Sciences IB
Income        International Managed      Market       Awareness    Opportunities Utilities  Partners   Growth     Class
Subaccount    Subaccount    Subaccount   Subaccount   Subaccount   Subaccount    Subaccount Subaccount Subaccount Subaccount
-----------------------------------------------------------------------------------------------------------------------------
$19,205,483    $ 2,721,905  $ 3,559,446  $ 2,908,055  $ 8,769,205   $1,103,847    $    --    $ 22,824  $   7,950    $    --
  1,362,878         73,831      230,152      206,152      725,632      185,231         --       3,828     (2,127)        --
    196,692       (180,540)      (6,353)          --      110,858      (49,550)        --        (188)    (9,481)        --
 (3,690,743)        23,226     (306,602)          --   (1,761,925)     (13,317)        --      (3,164)   (64,703)        --
-----------    -----------  -----------  -----------  -----------   ----------    -------    --------  ---------    -------
 (2,131,173)       (83,483)     (82,803)     206,152     (925,435)     122,364         --         476    (76,311)        --
  5,427,231        965,429      707,218   10,885,212    2,849,093      170,370         --      45,168    648,836         --
 (3,401,494)    (1,808,565)  (1,519,557)  (9,764,947)  (1,291,686)    (390,681)        --      (3,901)   (88,862)        --
-----------    -----------  -----------  -----------  -----------   ----------    -------    --------  ---------    -------
  2,025,737       (843,136)    (812,339)   1,120,265    1,557,407     (220,311)        --      41,267    559,974         --
-----------    -----------  -----------  -----------  -----------   ----------    -------    --------  ---------    -------
   (105,436)      (926,619)    (895,142)   1,326,417      631,972      (97,947)        --      41,743    483,663         --
-----------    -----------  -----------  -----------  -----------   ----------    -------    --------  ---------    -------
 19,100,047      1,795,286    2,664,304    4,234,472    9,401,177    1,005,900         --      64,567    491,613         --
  5,465,897        171,170      478,414      152,997    2,235,018       12,668        (43)      2,061     (5,256)       (36)
   (430,174)       (41,403)     (80,569)          --     (175,737)      (8,301)        --      (1,295)   (21,973)         1
 (7,419,920)      (319,719)    (460,983)          --   (3,040,044)      27,705     (1,262)     (1,766)  (132,463)       (67)
-----------    -----------  -----------  -----------  -----------   ----------    -------    --------  ---------    -------
 (2,384,197)      (189,952)     (63,138)     152,997     (980,763)      32,072     (1,305)     (1,000)  (159,692)      (102)
  3,933,909        378,643      873,888    6,144,768    1,560,763      742,118     14,311     143,495    513,236     16,276
 (1,446,508)      (396,508)    (388,803)  (5,004,543)    (790,483)    (109,771)       (43)    (36,099)  (144,730)        --
-----------    -----------  -----------  -----------  -----------   ----------    -------    --------  ---------    -------
  2,487,401        (17,865)     485,085    1,140,225      770,280      632,347     14,268     107,396    368,506     16,276
-----------    -----------  -----------  -----------  -----------   ----------    -------    --------  ---------    -------
    103,204       (207,817)     421,947    1,293,222     (210,483)     664,419     12,963     106,396    208,814     16,174
-----------    -----------  -----------  -----------  -----------   ----------    -------    --------  ---------    -------
$19,203,251    $ 1,587,469  $ 3,086,251  $ 5,527,694  $ 9,190,694   $1,670,319    $12,963    $170,963  $ 700,427    $16,174
===========    ===========  ===========  ===========  ===========   ==========    =======    ========  =========    =======

Lincoln Life Variable Annuity Account Q

Notes to financial statements

December 31, 2001


1. Accounting Policies and Account Information

The Variable Account:
Lincoln Life Variable Annuity Account Q (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Variable Account, which commenced on June 1, 1998, are part of the operations of the Company. The Variable Account consists of a Multi-Fund(R) Group Variable Annuity (GVA) product offering a mortality and expense guarantee reduction for assets greater than or equal to $5,000,000.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation:
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments:
The assets of the Variable Accounts are divided into variable subaccounts each of which is invested in shares of thirty mutual funds (the Funds) of twelve diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

American Funds Insurance Series (AFIS):
  AFIS Growth Class 2 Fund
  AFIS International Class 2 Fund

Alliance Variable Products Series Fund (AVPSF):
  AVPSF Technology Class B Fund
  AVPSF Growth Class B Fund

Baron Capital Funds Trust:
  Baron Capital Asset Fund

Deutsche Asset Management VIT Funds Trust (Deutsche VIT):
  Deutsche Equity 500 Index Fund
  Deutsche Small Cap Index Fund

Delaware Group Premium Fund (DGPF):
  DGPF Trend Series
  DGPF Growth and Income Series
  DGPF Global Bond Series
  DGPF REIT Series
  DGPF Small Cap Value Service Class Series

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Growth Portfolio Service Class Portfolio

Fidelity Variable Insurance Products Fund II (Fidelity VIP II):
  Contrafund Portfolio Service Class Portfolio

Janus Aspen Series:
  Janus Aspen Series Worldwide Growth Portfolio

Lincoln National (LN):
  LN Aggressive Growth Fund
  LN Bond Fund
  LN Capital Appreciation Fund
  LN Equity-Income Fund
  LN Global Asset Allocation Fund
  LN Growth and Income Fund
  LN International Fund
  LN Managed Fund
  LN Money Market Fund
  LN Social Awareness Fund
  LN Special Opportunities Fund

MFS Variable Insurance Trust:
  MFS Utilities Series

Neuberger Berman Advisors Management Trust (NB AMT):
  NB AMT Partners Fund
  NB AMT Mid-Cap Growth Fund

Putnam Variable Trust (Putnam VT):
  Putnam Health Sciences IB Class Fund

Investments in the Funds are stated at the closing net asset value per share on December 31, 2001, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends:
Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes:
Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliate Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows:

..  Multi-Fund(R) GVA with assets greater than or equal to $5,000,000 at a daily rate of .0020547945% (.750% on an annual basis).
.. Multi-Fund(R) GVA with assets less than $5,000,000 at a daily rate of .00274525% (1.002% on an annual basis).

No amounts were retained by the Company for total or partial withdrawals of account balances. The Company is responsible for all sales, general, and administrative expenses applicable to the Variable Account.

Lincoln Life Variable Annuity Account Q

3. Unit Values
A summary of unit values, units outstanding, and net assets for variable annuity contracts at December 31 follows. Mortality and expense rates (fee rates) listed below are annualized rates.

                                                   Commencement Commencement 1998       1999       2000       2001
                                                   Date         Unit Value   Unit Value Unit Value Unit Value Unit Value
------------------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                  05/18/00      $10.00      $  --      $   --     $ 9.57     $ 7.78
  Multi-Fund(R) GVA (1.002% Fee Rate)                05/18/00       10.00         --          --       9.56       7.75
AFIS International Class 2 Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                  05/18/00       10.00         --          --       8.10       6.44
  Multi-Fund(R) GVA (1.002% Fee Rate)                05/18/00       10.00         --          --       8.08       6.41
AVPSF Technology Class B Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                  05/18/00       10.00         --          --       7.38       5.46
  Multi-Fund(R) GVA (1.002% Fee Rate)                05/18/00       10.00         --          --       7.37       5.44
AVPSF Growth Class B Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                  05/18/00       10.00         --          --       8.67       6.57
  Multi-Fund(R) GVA (1.002% Fee Rate)                05/18/00       10.00         --          --       8.66       6.54
Baron Capital Asset Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                  04/30/99       10.00         --       11.49      11.10      12.38
  Multi-Fund(R) GVA (1.002% Fee Rate)                04/30/99       10.00         --       11.47      11.05      12.29
Deutsche Equity 500 Index Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                  04/30/99       10.00         --       11.02       9.93       8.65
  Multi-Fund(R) GVA (1.002% Fee Rate)                04/30/99       10.00         --       11.00       9.88       8.59
Deutsche Small Cap Index Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                  04/30/99       10.00         --       11.69      11.16      11.30
  Multi-Fund(R) GVA (1.002% Fee Rate)                04/30/99       10.00         --       11.67      11.11      11.22
DGPF Trend Series
  Multi-Fund(R) GVA (.75% Fee Rate)                  06/01/98        1.22       1.37        2.32       2.14       1.80
  Multi-Fund(R) GVA (1.002% Fee Rate)                06/01/98        1.22       1.37        2.31       2.13       1.78
DGPF Growth and Income Series
  Multi-Fund(R) GVA (.75% Fee Rate)                  06/01/98        1.60       1.61        1.55       1.72       1.64
  Multi-Fund(R) GVA (1.002% Fee Rate)                06/01/98        1.60       1.61        1.55       1.71       1.62
DGPF Global Bond Series
  Multi-Fund(R) GVA (.75% Fee Rate)                  06/01/98        1.12       1.19        1.13       1.14       1.12
  Multi-Fund(R) GVA (1.002% Fee Rate)                06/01/98        1.12       1.18        1.13       1.13       1.11
DGPF REIT Series
  Multi-Fund(R) GVA (.75% Fee Rate)                  05/18/00       10.00         --          --      11.68      12.61
  Multi-Fund(R) GVA (1.002% Fee Rate)                05/18/00       10.00         --          --      11.66      12.56
DGPF Small Cap Value Service Class Series
  Multi-Fund(R) GVA (.75% Fee Rate)                  05/29/01        1.00         --          --         --       1.02
  Multi-Fund(R) GVA (1.002% Fee Rate)                05/29/01        1.00         --          --         --       1.02
Fidelity VIP Growth Service Class Portfolio
  Multi-Fund(R) GVA (.75% Fee Rate)                  04/30/99       10.00         --       12.40      10.95       8.94
  Multi-Fund(R) GVA (1.002% Fee Rate)                04/30/99       10.00         --       12.38      10.90       8.88
Fidelity VIP II Contrafund Service Class Portfolio
  Multi-Fund(R) GVA (.75% Fee Rate)                  04/30/99       10.00         --       11.35      10.51       9.14
  Multi-Fund(R) GVA (1.002% Fee Rate)                04/30/99       10.00         --       11.33      10.46       9.08
Janus Aspen Worldwide Growth Portfolio
  Multi-Fund(R) GVA (.75% Fee Rate)                  04/30/99       10.00         --       15.08      12.63       9.72
  Multi-Fund(R) GVA (1.002% Fee Rate)                04/30/99       10.00         --       15.05      12.57       9.65
LN Aggressive Growth Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                  06/01/98        1.74       1.57        2.22       2.14       1.42
  Multi-Fund(R) GVA (1.002% Fee Rate)                06/01/98        1.74       1.57        2.21       2.13       1.41
LN Bond Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                  06/01/98        4.78       5.03        4.83       5.32       5.76
  Multi-Fund(R) GVA (1.002% Fee Rate)                06/01/98        4.78       5.02        4.81       5.28       5.71
LN Capital Appreciation Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                  06/01/98        2.12       2.58        3.72       3.11       2.29
  Multi-Fund(R) GVA (1.002% Fee Rate)                06/01/98        2.12       2.57        3.71       3.09       2.27
LN Equity-Income Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                  06/01/98        2.36       2.40        2.53       2.78       2.56
  Multi-Fund(R) GVA (1.002% Fee Rate)                06/01/98        2.36       2.40        2.52       2.76       2.54
LN Global Asset Allocation Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                  06/01/98        2.94       3.06        3.38       3.17       2.91
  Multi-Fund(R) GVA (1.002% Fee Rate)                06/01/98        2.94       3.06        3.37       3.15       2.88

Lincoln Life Variable Annuity Account Q

                                        Commencement Commencement 1998       1999       2000       2001
                                        Date         Unit Value   Unit Value Unit Value Unit Value Unit Value
-------------------------------------------------------------------------------------------------------------
LN Growth and Income Fund
  Multi-Fund(R) GVA (.75% Fee Rate)       06/01/98      $10.52      $11.52     $13.43     $12.05     $10.62
  Multi-Fund(R) GVA (1.002% Fee Rate)     06/01/98       10.52       11.50      13.38      11.97      10.52
LN International Fund
  Multi-Fund(R) GVA (.75% Fee Rate)       06/01/98        1.80        1.78       2.07       2.05       1.83
  Multi-Fund(R) GVA (1.002% Fee Rate)     06/01/98        1.80        1.77       2.06       2.04       1.82
LN Managed Fund
  Multi-Fund(R) GVA (.75% Fee Rate)       06/01/98        5.00        5.27       5.63       5.51       5.38
  Multi-Fund(R) GVA (1.002% Fee Rate)     06/01/98        5.00        5.26       5.61       5.48       5.33
LN Money Market Fund
  Multi-Fund(R) GVA (.75% Fee Rate)       06/01/98        2.46        2.52       2.62       2.76       2.85
  Multi-Fund(R) GVA (1.002% Fee Rate)     06/01/98        2.46        2.52       2.61       2.74       2.82
LN Social Awareness Fund
  Multi-Fund(R) GVA (.75% Fee Rate)       06/01/98        5.47        5.88       6.74       6.13       5.51
  Multi-Fund(R) GVA (1.002% Fee Rate)     06/01/98        5.47        5.87       6.71       6.09       5.46
LN Special Opportunities Fund
  Multi-Fund(R) GVA (.75% Fee Rate)       06/01/98        8.94        8.73       8.28       9.54       9.67
  Multi-Fund(R) GVA (1.002% Fee Rate)     06/01/98        8.94        8.72       8.25       9.48       9.58
MFS Utilities Series
  Multi-Fund(R) GVA (.75% Fee Rate)       05/29/01        1.00          --         --         --       0.79
  Multi-Fund(R) GVA (1.002% Fee Rate)     05/29/01        1.00          --         --         --       0.79
NB AMT Partners Fund
  Multi-Fund(R) GVA (.75% Fee Rate)       04/30/99       10.00          --       9.81       9.80       9.46
  Multi-Fund(R) GVA (1.002% Fee Rate)     04/30/99       10.00          --       9.79       9.76       9.39
NB AMT Mid-Cap Growth Fund
  Multi-Fund(R) GVA (.75% Fee Rate)       04/30/99       10.00          --      15.34      14.09      10.54
  Multi-Fund(R) GVA (1.002% Fee Rate)     04/30/99       10.00          --      15.31      14.03      10.46
Putnam VT Health Sciences IB Class Fund
  Multi-Fund(R) GVA (.75% Fee Rate)       05/29/01        1.00          --         --         --       0.95
  Multi-Fund(R) GVA (1.002% Fee Rate)     05/29/01        1.00          --         --         --       0.95

                                          1998    1999    2000      2001
                                          Units   Units   Units     Units
  ---------------------------------------------------------------------------
  AFIS Growth Class 2 Fund
    Multi-Fund(R) GVA (.75% Fee Rate)          --      --   249,082   493,678
    Multi-Fund(R) GVA (1.002% Fee Rate)        --      --    35,116   161,584
  AFIS International Class 2 Fund
    Multi-Fund(R) GVA (.75% Fee Rate)          --      --    81,176   119,736
    VMulti-Fund(R) GVA (1.002% Fee Rate)       --      --    10,348    23,711
  AVPSF Technology Class B Fund
    Multi-Fund(R) GVA (.75% Fee Rate)          --      --     6,473    11,618
    Multi-Fund(R) GVA (1.002% Fee Rate)        --      --     7,781    18,512
  AVPSF Growth Class B Fund
    Multi-Fund(R) GVA (.75% Fee Rate)          --      --     1,027     5,327
    Multi-Fund(R) GVA (1.002% Fee Rate)        --      --     1,477     9,470
  Baron Capital Asset Fund
    Multi-Fund(R) GVA (.75% Fee Rate)          --     642     5,852     9,794
    Multi-Fund(R) GVA (1.002% Fee Rate)        --     301     3,059    18,734
  Deutsche Equity 500 Index Fund
    Multi-Fund(R) GVA (.75% Fee Rate)          --  93,672   492,501   721,100
    Multi-Fund(R) GVA (1.002% Fee Rate)        --     479    24,389    47,053
  Deutsche Small Cap Index Fund
    Multi-Fund(R) GVA (.75% Fee Rate)          --     300     8,132    29,113
    Multi-Fund(R) GVA (1.002% Fee Rate)        --     226     1,554     5,559
  DGPF Trend Series
    Multi-Fund(R) GVA (.75% Fee Rate)     627,886 945,815 1,711,561 2,780,535
    Multi-Fund(R) GVA (1.002% Fee Rate)     1,639   2,114   190,139   394,929
  DGPF Growth and Income Series
    Multi-Fund(R) GVA (.75% Fee Rate)     198,730 315,425   304,690 1,065,741
    Multi-Fund(R) GVA (1.002% Fee Rate)     1,253   1,295     9,625   102,256

Lincoln Life Variable Annuity Account Q

3. Unit Values

                                                   1998    1999      2000      2001
                                                   Units   Units     Units     Units
----------------------------------------------------------------------------------------
DGPF Global Bond Series
  Multi-Fund(R) GVA (.75% Fee Rate)                 10,017    13,894     9,332    32,113
  Multi-Fund(R) GVA (1.002% Fee Rate)                1,778     1,778     6,589    21,654
DGPF REIT Series
  Multi-Fund(R) GVA (.75% Fee Rate)                     --        --     3,084    17,650
  Multi-Fund(R) GVA (1.002% Fee Rate)                   --        --     2,311    11,638
DGPF Small Cap Value Service Class Series
  Multi-Fund(R) GVA (.75% Fee Rate)                     --        --        --     3,179
  Multi-Fund(R) GVA (1.002% Fee Rate)                   --        --        --   116,008
Fidelity VIP Growth Service Class Portfolio
  Multi-Fund(R) GVA (.75% Fee Rate)                     --    78,444   224,319   463,716
  Multi-Fund(R) GVA (1.002% Fee Rate)                   --       644    19,629    44,475
Fidelity VIP II Contrafund Service Class Portfolio
  Multi-Fund(R) GVA (.75% Fee Rate)                     --     6,498    52,088   169,111
  Multi-Fund(R) GVA (1.002% Fee Rate)                   --       269    16,497    25,730
Janus Aspen Worldwide Growth Portfolio
  Multi-Fund(R) GVA (.75% Fee Rate)                     --    96,690   307,184   489,068
  Multi-Fund(R) GVA (1.002% Fee Rate)                   --       395    43,067    79,354
LN Aggressive Growth Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                554,132   467,890 1,000,554 1,026,077
  Multi-Fund(R) GVA (1.002% Fee Rate)                1,150     1,168   121,424   321,084
LN Bond Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                282,581   664,064   508,449   624,481
  Multi-Fund(R) GVA (1.002% Fee Rate)                  419       455    15,112    78,427
LN Capital Appreciation Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                555,070 2,696,976 3,498,358 4,463,678
  Multi-Fund(R) GVA (1.002% Fee Rate)                  944     3,308   271,557   465,918
LN Equity-Income Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                776,501 1,395,282   884,976 1,546,882
  Multi-Fund(R) GVA (1.002% Fee Rate)                  849     1,011    16,930   198,827
LN Global Asset Allocation Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                140,127   189,733   195,800   214,705
  Multi-Fund(R) GVA (1.002% Fee Rate)                  681       718     5,212    28,481
LN Growth and Income Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                600,110 1,429,454 1,554,047 1,725,378
  Multi-Fund(R) GVA (1.002% Fee Rate)                  190       197    31,362    84,301
LN International Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                685,392 1,316,854   866,440   848,342
  Multi-Fund(R) GVA (1.002% Fee Rate)                1,112     1,112     8,460    17,491
LN Managed Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                220,384   631,395   477,531   536,331
  Multi-Fund(R) GVA (1.002% Fee Rate)                  400       487     5,849    37,361
LN Money Market Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                846,660 1,108,897 1,312,894 1,589,458
  Multi-Fund(R) GVA (1.002% Fee Rate)                  813       813   223,629   354,913
LN Social Awareness Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                824,493 1,300,280 1,501,539 1,588,006
  Multi-Fund(R) GVA (1.002% Fee Rate)                  366       639    31,481    81,438
LN Special Opportunities Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                108,908   133,082   104,011   157,604
  Multi-Fund(R) GVA (1.002% Fee Rate)                  224       235     1,483    15,334
MFS Utilities Series
  Multi-Fund(R) GVA (.75% Fee Rate)                     --        --        --     2,482
  Multi-Fund(R) GVA (1.002% Fee Rate)                   --        --        --    13,996
NB AMT Partners Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                     --     1,752     3,998     9,103
  Multi-Fund(R) GVA (1.002% Fee Rate)                   --       576     2,597     9,037
NB AMT Mid-Cap Growth Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                     --       296    19,017    29,122
  Multi-Fund(R) GVA (1.002% Fee Rate)                   --       223    15,948    37,611
Putnam VT Health Sciences IB Class Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                     --        --        --     1,287
  Multi-Fund(R) GVA (1.002% Fee Rate)                   --        --        --    15,816

Lincoln Life Variable Annuity Account Q

                                                   1998       1999        2000        2001
                                                   Net Assets Net Assets  Net Assets  Net Assets
-------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                $       -- $        -- $ 2,384,940 $ 3,839,953
  Multi-Fund(R) GVA (1.002% Fee Rate)                      --          --     335,702   1,251,702
AFIS International Class 2 Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                        --          --     657,406     771,007
  Multi-Fund(R) GVA (1.002% Fee Rate)                      --          --      83,665     152,045
AVPSF Technology Class B Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                        --          --      47,791      63,465
  Multi-Fund(R) GVA (1.002% Fee Rate)                      --          --      57,370     100,714
AVPSF Growth Class B Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                        --          --       8,905      35,011
  Multi-Fund(R) GVA (1.002% Fee Rate)                      --          --      12,787      61,979
Baron Capital Asset Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                        --       7,375      64,964     121,222
  Multi-Fund(R) GVA (1.002% Fee Rate)                      --       3,454      33,814     230,288
Deutsche Equity 500 Index Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                        --   1,032,045   4,888,279   6,238,320
  Multi-Fund(R) GVA (1.002% Fee Rate)                      --       5,266     241,055     404,330
Deutsche Small Cap Index Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                        --       3,513      90,751     329,086
  Multi-Fund(R) GVA (1.002% Fee Rate)                      --       2,638      17,255      62,388
DGPF Trend Series
  Multi-Fund(R) GVA (.75% Fee Rate)                   860,453   2,192,789   3,667,232   5,006,213
  Multi-Fund(R) GVA (1.002% Fee Rate)                   2,243       4,881     404,783     704,708
DGPF Growth and Income Series
  Multi-Fund(R) GVA (.75% Fee Rate)                   320,506     489,836     522,844   1,744,538
  Multi-Fund(R) GVA (1.002% Fee Rate)                   2,018       2,003      16,416     165,951
DGPF Global Bond Series
  Multi-Fund(R) GVA (.75% Fee Rate)                    11,878      15,772      10,601      36,024
  Multi-Fund(R) GVA (1.002% Fee Rate)                   2,105       2,009       7,433      24,068
DGPF REIT Series
  Multi-Fund(R) GVA (.75% Fee Rate)                        --          --      36,036     222,652
  Multi-Fund(R) GVA (1.002% Fee Rate)                      --          --      26,948     146,177
DGPF Small Cap Value Service Class Series
  Multi-Fund(R) GVA (.75% Fee Rate)                        --          --          --       3,256
  Multi-Fund(R) GVA (1.002% Fee Rate)                      --          --          --     118,648
Fidelity VIP Growth Service Class Portfolio
  Multi-Fund(R) GVA (.75% Fee Rate)                        --     972,982   2,455,917   4,145,735
  Multi-Fund(R) GVA (1.002% Fee Rate)                      --       7,976     213,952     394,854
Fidelity VIP II Contrafund Service Class Portfolio
  Multi-Fund(R) GVA (.75% Fee Rate)                        --      73,752     547,359   1,545,753
  Multi-Fund(R) GVA (1.002% Fee Rate)                      --       3,052     172,637     233,626
Janus Aspen Worldwide Growth Portfolio
  Multi-Fund(R) GVA (.75% Fee Rate)                        --   1,458,514   3,878,372   4,753,575
  Multi-Fund(R) GVA (1.002% Fee Rate)                      --       5,946     541,304     765,901
LN Aggressive Growth Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                   869,457   1,037,852   2,143,579   1,455,513
  Multi-Fund(R) GVA (1.002% Fee Rate)                   1,802       2,581     258,441     451,348
LN Bond Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                 1,421,945   3,208,308   2,703,499   3,597,260
  Multi-Fund(R) GVA (1.002% Fee Rate)                   2,104       2,187      79,809     447,590
LN Capital Appreciation Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                 1,430,624  10,035,086  10,871,379  10,203,838
  Multi-Fund(R) GVA (1.002% Fee Rate)                   2,429      12,260     838,468   1,055,570
LN Equity-Income Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                 1,865,657   3,535,734   2,462,216   3,958,021
  Multi-Fund(R) GVA (1.002% Fee Rate)                   2,037       2,552      46,802     504,216
LN Global Asset Allocation Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                   428,937     641,772     621,610     623,916
  Multi-Fund(R) GVA (1.002% Fee Rate)                   2,081       2,419      16,436      82,008
LN Growth and Income Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                 6,910,316  19,202,850  18,724,654  18,316,449
  Multi-Fund(R) GVA (1.002% Fee Rate)                   2,185       2,633     375,393     886,802

Lincoln Life Variable Annuity Account Q

                                        1998       1999       2000       2001
                                        Net Assets Net Assets Net Assets Net Assets
-----------------------------------------------------------------------------------
LN International Fund
  Multi-Fund(R) GVA (.75% Fee Rate)     $1,216,924 $2,719,618 $1,778,035 $1,555,678
  Multi-Fund(R) GVA (1.002% Fee Rate)        1,971      2,287     17,251     31,791
LN Managed Fund
  Multi-Fund(R) GVA (.75% Fee Rate)      1,161,120  3,556,713  2,632,271  2,886,963
  Multi-Fund(R) GVA (1.002% Fee Rate)        2,102      2,733     32,033    199,288
LN Money Market Fund
  Multi-Fund(R) GVA (.75% Fee Rate)      2,134,168  2,905,935  3,622,123  4,526,951
  Multi-Fund(R) GVA (1.002% Fee Rate)        2,046      2,120    612,349  1,000,743
LN Social Awareness Fund
  Multi-Fund(R) GVA (.75% Fee Rate)      4,850,822  8,764,916  9,209,326  8,746,138
  Multi-Fund(R) GVA (1.002% Fee Rate)        2,147      4,289    191,851    444,556
LN Special Opportunities Fund
  Multi-Fund(R) GVA (.75% Fee Rate)        951,145  1,101,905    991,851  1,523,401
  Multi-Fund(R) GVA (1.002% Fee Rate)        1,951      1,942     14,049    146,918
MFS Utilities Series
  Multi-Fund(R) GVA (.75% Fee Rate)             --         --         --      1,955
  Multi-Fund(R) GVA (1.002% Fee Rate)           --         --         --     11,008
NB AMT Partners Fund
  Multi-Fund(R) GVA (.75% Fee Rate)             --     17,183     39,213     86,087
  Multi-Fund(R) GVA (1.002% Fee Rate)           --      5,641     25,354     84,876
NB AMT Mid-Cap Growth Fund
  Multi-Fund(R) GVA (.75% Fee Rate)             --      4,543    267,930    306,863
  Multi-Fund(R) GVA (1.002% Fee Rate)           --      3,407    223,683    393,564
Putnam VT Health Sciences IB Class Fund
  Multi-Fund(R) GVA (.75% Fee Rate)             --         --         --      1,218
  Multi-Fund(R) GVA (1.002% Fee Rate)           --         --         --     14,956

The following is a summary of the total return rates based on unit values for the year or period ended December 31. Initial total return rates are not annualized.

                                       1998          1999          2000          2001
                                       Total Return* Total Return* Total Return* Total Return*
----------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund
  Multi-Fund(R) GVA (.75% Fee Rate)           --           --         (4.25)%      (18.76)%
  Multi-Fund(R) GVA (1.002% Fee Rate)         --           --         (4.40)%      (18.97)%
AFIS International Class 2 Fund
  Multi-Fund(R) GVA (.75% Fee Rate)           --           --        (19.02)%      (20.49)%
  Multi-Fund(R) GVA (1.002% Fee Rate)         --           --        (19.15)%      (20.69)%
AVPSF Technology Class B Fund
  Multi-Fund(R) GVA (.75% Fee Rate)           --           --        (26.17)%      (26.01)%
  Multi-Fund(R) GVA (1.002% Fee Rate)         --           --        (26.28)%      (26.20)%
AVPSF Growth Class B Fund
  Multi-Fund(R) GVA (.75% Fee Rate)           --           --        (13.27)%      (24.22)%
  Multi-Fund(R) GVA (1.002% Fee Rate)         --           --        (13.42)%      (24.41)%
Baron Capital Asset Fund
  Multi-Fund(R) GVA (.75% Fee Rate)           --        14.88%        (3.38)%       11.50%
  Multi-Fund(R) GVA (1.002% Fee Rate)         --        14.68%        (3.62)%       11.22%
Deutsche Equity 500 Index Fund
  Multi-Fund(R) GVA (.75% Fee Rate)           --        10.18%        (9.91)%      (12.84)%
  Multi-Fund(R) GVA (1.002% Fee Rate)         --         9.99%       (10.14)%      (13.06)%
Deutsche Small Cap Index Fund
  Multi-Fund(R) GVA (.75% Fee Rate)           --        16.93%        (4.58)%        1.31%
  Multi-Fund(R) GVA (1.002% Fee Rate)         --        16.69%        (4.82)%        1.05%
DGPF Trend Series
  Multi-Fund(R) GVA (.75% Fee Rate)       12.30%        69.18%        (7.58)%      (15.97)%
  Multi-Fund(R) GVA (1.002% Fee Rate)     12.12%        68.78%        (7.81)%      (16.18)%
DGPF Growth and Income Series
  Multi-Fund(R) GVA (.75% Fee Rate)        1.03%        (3.71)%       10.50%        (4.61)%
  Multi-Fund(R) GVA (1.002% Fee Rate)      0.91%        (3.94)%       10.22%        (4.84)%

Lincoln Life Variable Annuity Account Q

                                                   1998                   1999          2000 2001
                                                   Total Return* Total Return* Total Return* Total Return*
----------------------------------------------------------------------------------------------------------
DGPF Global Bond Series
  Multi-Fund(R) GVA (.75% Fee Rate)                    5.44%        (4.32)%          0.10%      (1.23)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                  5.28%        (4.58)%        (0.15)%      (1.48)%
DGPF REIT Series
  Multi-Fund(R) GVA (.75% Fee Rate)                      --              --         16.83%      7.98%
  Multi-Fund(R) GVA (1.002% Fee Rate)                    --              --         16.62%      7.70%
DGPF Small Cap Value Service Class Series
  Multi-Fund(R) GVA (.75% Fee Rate)                      --              --             --       2.44%
  Multi-Fund(R) GVA (1.002% Fee Rate)                    --              --             --       2.28%
Fidelity VIP Growth Service Class Portfolio
  Multi-Fund(R) GVA (.75% Fee Rate)                      --          24.03%       (11.73)%     (18.34)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                    --          23.80%       (11.95)%     (18.55)%
Fidelity VIP II Contrafund Service Class Portfolio
  Multi-Fund(R) GVA (.75% Fee Rate)                      --          13.49%        (7.41)%     (13.02)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                    --          13.31%        (7.65)%     (13.24)%
Janus Aspen Worldwide Growth Portfolio
  Multi-Fund(R) GVA (.75% Fee Rate)                      --          50.84%       (16.30)%     (23.02)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                    --          50.55%       (16.51)%     (23.21)%
LN Aggressive Growth Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                   (9.78)%         41.37        (3.42)%     (33.79)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                 (9.92)%        41.02%        (3.66)%     (33.96)%
LN Bond Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                     5.36%       (3.99)%         10.06%       8.34%
  Multi-Fund(R) GVA (1.002% Fee Rate)                   5.18%       (4.23)%          9.78%       8.06%
LN Capital Appreciation Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                    21.65%        44.37%       (16.48)%     (26.44)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                  21.46%        44.03%       (16.69)%     (26.62)%
LN Equity-Income Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                     1.97%         5.47%          9.79%      (8.03)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                   1.82%         5.22%          9.51%      (8.27)%
LN Global Asset Allocation Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                     4.18%        10.50%        (6.14)%      (8.47)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                   4.01%        10.22%        (6.38)%      (8.70)%
LN Growth and Income Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                     9.44%        16.66%       (10.31)%     (11.89)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                   9.26%        16.38%       (10.54)%     (12.12)%
LN International Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                   (1.31)%        16.32%        (0.64)%     (10.64)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                 (1.44)%        16.03%        (0.89)%     (10.86)%
LN Managed Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                     5.28%         6.92%        (2.15)%      (2.35)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                   5.12%         6.65%        (2.39)%      (2.59)%
LN Money Market Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                     2.47%         3.96%          5.28%       3.23%
  Multi-Fund(R) GVA (1.002% Fee Rate)                   2.28%         3.64%          5.00%       2.97%
LN Social Awareness Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                     7.54%        14.57%        (9.01)%     (10.20)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                   7.38%        14.30%        (9.24)%     (10.43)%
LN Special Opportunities Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                   (2.35)%       (5.19)%         15.17%       1.37%
  Multi-Fund(R) GVA (1.002% Fee Rate)                 (2.49)%       (5.41)%         14.88%       1.11%
MFS Utilities Series
  Multi-Fund(R) GVA (.75% Fee Rate)                      --              --             --     (21.24)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                    --              --             --     (21.36)%
NB AMT Partners Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                      --         (1.90)%        (0.05)%      (3.55)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                    --         (2.08)%        (0.30)%      (3.80)%
NB AMT Mid-Cap Growth Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                      --          53.40%        (8.15)%     (25.21)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                   --           53.10%        (8.39)%     (25.40)%
Putnam VT Health Sciences IB Class Fund
  Multi-Fund(R) GVA (.75% Fee Rate)                      --              --             --      (5.29)%
  Multi-Fund(R) GVA (1.002% Fee Rate)                    --              --             --      (5.44)%

* The total return does not include contract charges deducted from the contract account values.

Lincoln Life Variable Annuity Account Q

3. Unit Values

The following are the investment income ratios for the year or period ended December 31, 2001. Investment income ratios are not annualized.

                                                          Investment
                                                          Income Ratio(1)
       ------------------------------------------------------------------
       AFIS Growth Class 2 Fund                                0.46%
       AFIS International Class 2 Fund                         0.93%
       AVPSF Technology Class B Fund                            --
       AVPSF Growth Class B Fund                               0.20%
       Baron Capital Asset Fund                                 --
       Deutsche Equity 500 Index Fund                          1.04%
       Deutsche Small Cap Index Fund                           1.00%
       DGPF Trend Series                                        --
       DGPF Growth and Income Series                           0.13%
       DGPF Global Bond Series                                 1.31%
       DGPF REIT Series                                        0.90%
       DGPF Small Cap Value Service Class Series                --
       Fidelity VIP Growth Service Class Portfolio              --
       Fidelity VIP II Contrafund Service Class Portfolio      0.45%
       Janus Aspen Worldwide Growth Portfolio                  0.52%
       LN Aggressive Growth Fund                                --
       LN Bond Fund                                            5.24%
       LN Capital Appreciation Fund                             --
       LN Equity-Income Fund                                   1.39%
       LN Global Asset Allocation Fund                         0.43%
       LN Growth and Income Fund                               1.01%
       LN International Fund                                   2.13%
       LN Managed Fund                                         3.36%
       LN Money Market Fund                                    3.82%
       LN Social Awareness Fund                                0.68%
       LN Special Opportunities Fund                           1.77%
       MFS Utilities Series                                     --
       NB AMT Partners Fund                                    0.25%
       NB AMT Mid-Cap Growth Fund                               --
       Putnam VT Health Sciences IB Class Fund                  --

--------
(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Lincoln Life Variable Annuity Account Q

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2001.

                                                     Aggregate  Aggregate
                                                     Cost of    Proceeds from
                                                     Purchases  Sales
  ---------------------------------------------------------------------------
  AFIS Growth Class 2 Fund                           $4,106,024  $  179,611
  AFIS International Class 2 Fund                     1,075,394     457,896
  AVPSF Technology Class B Fund                         136,495      27,034
  AVPSF Growth Class B Fund                              92,376         414
  Baron Capital Asset Fund                              238,115      19,683
  Deutsche Equity 500 Index Fund                      2,646,326     536,204
  Deutsche Small Cap Index Fund                         284,591       4,437
  DGPF Trend Series                                   2,975,257     613,859
  DGPF Growth and Income Series                       1,377,590      22,150
  DGPF Global Bond Series                                45,475       3,862
  DGPF REIT Series                                      321,982      37,971
  DGPF Small Cap Value Service Class Series             115,999         486
  Fidelity VIP Growth Service Class Portfolio         3,452,966     651,959
  Fidelity VIP II Contrafund Service Class Portfolio  1,295,067     150,436
  Janus Aspen Worldwide Growth Portfolio              3,153,077     677,588
  LN Aggressive Growth Fund                           1,234,438     443,147
  LN Bond Fund                                        1,552,365     435,832
  LN Capital Appreciation Fund                        5,518,816   1,291,907
  LN Equity-Income Fund                               2,681,152     335,449
  LN Global Asset Allocation Fund                       256,933      91,985
  LN Growth and Income Fund                           9,128,803   1,219,458
  LN International Fund                                 509,601     356,543
  LN Managed Fund                                     1,329,364     367,667
  LN Money Market Fund                                5,306,623   4,013,618
  LN Social Awareness Fund                            3,578,137     577,100
  LN Special Opportunities Fund                         715,097      71,153
  MFS Utilities Series                                   13,968          --
  NB AMT Partners Fund                                  152,301      43,133
  NB AMT Mid-Cap Growth Fund                            424,215      63,072
  Putnam VT Health Sciences IB Class Fund                16,106          48

Lincoln Life Variable Annuity Account Q

5. Investments
The following is a summary of investments owned at December 31, 2001.

                                                   Shares      Net Asset
                                                   Outstanding Value     Value of Shares Cost of Shares
-------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund                             115,135    $44.08     $ 5,075,130    $ 6,811,675
AFIS International Class 2 Fund                       77,189     11.97         923,953      1,374,650
AVPSF Technology Class B Fund                          9,537     17.15         163,564        230,697
AVPSF Growth Class B Fund                              5,888     16.31          96,041        115,704
Baron Capital Asset Fund                              17,975     19.30         346,921        317,010
Deutsche Equity 500 Index Fund                       547,133     11.98       6,554,657      7,449,833
Deutsche Small Cap Index Fund                         36,455     10.73         391,163        391,711
DGPF Trend Series                                    226,133     25.23       5,705,337      6,329,703
DGPF Growth and Income Series                        117,548     16.21       1,905,461      1,908,548
DGPF Global Bond Series                                6,309      9.47          59,749         59,800
DGPF REIT Series                                      31,436     11.70         367,803        343,927
DGPF Small Cap Value Service Class Series              6,223     19.52         121,473        115,535
Fidelity VIP Growth Service Class Portfolio          135,341     33.48       4,531,213      5,722,631
Fidelity VIP II Contrafund Service Class Portfolio    87,557     20.06       1,756,385      1,891,760
Janus Aspen Worldwide Growth Portfolio               192,536     28.54       5,494,975      7,655,575
LN Aggressive Growth Fund                            203,163      9.37       1,903,839      3,026,432
LN Bond Fund                                         324,350     12.38       4,015,129      3,986,219
LN Capital Appreciation Fund                         648,174     17.36      11,251,010     16,168,950
LN Equity-Income Fund                                290,015     15.34       4,448,534      5,067,438
LN Global Asset Allocation Fund                       55,995     12.58         704,243        815,113
LN Growth and Income Fund                            688,212     27.84      19,160,499     27,827,853
LN International Fund                                142,298     11.16       1,587,339      1,965,384
LN Managed Fund                                      223,183     13.82       3,084,615      3,753,878
LN Money Market Fund                                 552,774     10.00       5,527,741      5,527,741
LN Social Awareness Fund                             356,045     25.80       9,187,024     12,672,095
LN Special Opportunities Fund                         64,209     26.00       1,669,310      1,731,160
MFS Utilities Series                                     797     15.95          12,706         13,968
NB AMT Partners Fund                                  11,303     15.10         170,678        174,376
NB AMT Mid-Cap Growth Fund                            41,225     16.94         698,355        892,824
Putnam VT Health Sciences IB Class Fund                1,367     11.70          15,992         16,059

6. New Investment Funds and Fund Name Changes
During 2000, the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust and the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund (DGPF). Also during 2000, the AFIS Growth Class 2 Fund, the AFIS International Class 2 Fund, the AVPSF Technology Class B Fund, the AVPSF Growth Class B Fund and the DGPF REIT Series became available as investment options for Variable Account contract owners. Accordingly, the 2000 statements of operations and changes in net assets and total return ratios in footnote 3 for these subaccounts are for the period from May 18, 2000 (commencement of operations) to December 31, 2000.

During 2001, the DGPF Small Cap Value Service Class Fund, the MFS Utilities Fund and the Putnam VT Health Sciences IB Class Fund became available as investment options for Variable Account contract owners. Accordingly, the statements of operations and changes in net assets and total return and investment income ratios in footnote 3 for these subaccounts are for the period from May 29, 2001 (commencement of operations) to December 31, 2001.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln Life Variable Annuity Account Q

We have audited the accompanying statement of assets and liabilities of Lincoln Life Variable Annuity Account Q ("Variable Account") (comprised of the following subaccounts: American Funds Insurance Series ("AFIS") Growth Class 2, AFIS International Class 2, Alliance Variable Products Series Fund ("AVPSF") Technology Class B, AVPSF Growth Class B, Baron Capital Funds Trust Capital Asset, Deutsche Asset Management VIT Funds Trust ("Deutsche") Equity 500 Index, Deutsche Small Cap Index, Delaware Group Premium Fund ("DGPF") Trend, DGPF Growth and Income, DGPF Global Bond, DGPF REIT Series, DGPF Small Cap Value Service Class, Fidelity Variable Insurance Products Fund ("VIP") Growth Service Class, Fidelity VIP II Contrafund Service Class, Janus Aspen Worldwide Growth, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Equity-Income, LN Global Asset Allocation, LN Growth and Income, LN International, LN Managed, LN Money Market, LN Social Awareness, LN Special Opportunities, MFS Variable Insurance Trust Utilities, Neuberger Berman Advisors Management Trust ("NB AMT") Partners, NB AMT Mid-Cap Growth and Putnam Variable Trust Health Sciences) as of December 31, 2001, the related statement of operations for the respective year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Variable Annuity Account Q at December 31, 2001, the results of their operations for the respective year or period then ended and changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Fort Wayne, Indiana
March 1, 2002

The Lincoln National Life Insurance Company

Balance Sheets -- Statutory Basis

                                                         December 31
                                                       2001      2000
                                                     --------- ---------
                                                        (in millions)
                                                     -------------------
        Admitted assets
        Cash and investments:
         Bonds                                       $23,421.0 $21,852.5

        -----------------------------------------
         Preferred stocks                                223.6     261.7

        -----------------------------------------
         Unaffiliated common stocks                      107.6     161.7

        -----------------------------------------
         Affiliated common stocks                        623.5     743.0

        -----------------------------------------
         Mortgage loans on real estate                 4,098.7   4,102.0

        -----------------------------------------
         Real estate:

        -----------------------------------------
           Properties occupied by the company              6.2      10.5

        -----------------------------------------
           Properties held for sale                      243.6     261.2

        -----------------------------------------
         Policy loans                                  1,708.7   1,723.5

        -----------------------------------------
         Short-term investments                          798.1   1,427.9

        -----------------------------------------
         Other investments                               466.6     485.0

        -----------------------------------------
         Cash and cash equivalents                     1,899.4      20.5

                                                     --------- ---------
        -----------------------------------------
        Total cash and investments
        -----------------------------------------     33,597.0  31,049.5
        Premiums and fees in course of collection
        -----------------------------------------          3.1     111.5
        Accrued investment income
        -----------------------------------------        457.2     444.2
        Reinsurance recoverable
        -----------------------------------------        550.4     450.7
        Funds withheld by ceding companies
        -----------------------------------------        154.1      74.4
        Company owned policies and contracts
        -----------------------------------------        361.4     335.0
        Net deferred federal income taxes
        -----------------------------------------        180.2        --
        Goodwill
        -----------------------------------------         33.1      38.4
        Other admitted assets
        -----------------------------------------        130.9     106.2
        Separate account assets                       38,636.5  43,904.6
        -----------------------------------------    --------- ---------
        Total admitted assets                        $74,103.9 $76,514.5
        -----------------------------------------    ========= =========

                                                                  December 31
                                                               2001       2000
                                                             ---------  ---------
                                                                 (in millions)
                                                             --------------------
Liabilities and capital and surplus
Liabilities:
 Policy and contract liabilities:
------------------------------------------------------------
   Future policy benefits and claims                         $28,071.8  $27,828.0
------------------------------------------------------------
   Dividends payable                                              65.1       77.7
------------------------------------------------------------
   Other policyholder liabilities                                 56.0      220.5
------------------------------------------------------------ ---------  ---------
 Total policy and contract liabilities                        28,192.9   28,126.2
------------------------------------------------------------
 Amounts withheld or retained by Company as agent or trustee     869.5      639.8
------------------------------------------------------------
 Funds held under reinsurance treaties                         1,693.1      849.6
------------------------------------------------------------
 Asset valuation reserve                                         454.5      534.1
------------------------------------------------------------
 Interest maintenance reserve                                      7.7       20.9
------------------------------------------------------------
 Income taxes payable to parent                                  537.4       20.1
------------------------------------------------------------
 Other liabilities                                               965.8      516.7
------------------------------------------------------------
 Short-term loan payable to parent company                       200.0      199.5
------------------------------------------------------------
 Net transfers due from separate accounts                       (967.0)    (976.1)
------------------------------------------------------------
 Separate account liabilities                                 38,634.0   43,904.6
------------------------------------------------------------ ---------  ---------
Total liabilities                                             70,587.9   73,835.4
------------------------------------------------------------

Capital and surplus:
 Common stock, $2.50 par value:

    Authorized, issued and outstanding shares--10 million
    (owned by Lincoln National Corporation)                     25.0      25.0
 --------------------------------------------------------
  Surplus notes due to Lincoln National Corporation          1,250.0   1,250.0
 --------------------------------------------------------
  Paid-in surplus                                            1,520.4   2,006.1
 --------------------------------------------------------
  Unassigned surplus (deficit)                                 720.6    (602.0)
 --------------------------------------------------------  --------- ---------
 Total capital and surplus                                   3,516.0   2,679.1
 --------------------------------------------------------  --------- ---------
 Total liabilities and capital and surplus                 $74,103.9 $76,514.5
 --------------------------------------------------------  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Operations -- Statutory Basis

                                                                                     Year ended December 31
                                                                                   2001       2000      1999
                                                                                 ---------  --------- ---------
                                                                                          (in millions)
                                                                                 ------------------------------
Premiums and other revenues:
Life and annuity premiums                                                        $ 7,681.0  $ 7,985.7 $ 8,001.4
--------------------------------------------------------------
Accident and health premiums                                                        (286.1)     115.7    (258.2)
--------------------------------------------------------------
Net investment income                                                              2,128.4    2,125.5   2,203.2
--------------------------------------------------------------
Amortization of interest maintenance reserve                                          21.2       21.6      29.1
--------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                              966.1      568.4     472.3
--------------------------------------------------------------
Reserve adjustment on reinsurance ceded                                               32.0      407.5    (469.6)
--------------------------------------------------------------
Expense charges on deposit funds                                                      56.7      118.2     146.5
--------------------------------------------------------------
Separate account investment management and administration service fees               574.3      624.8     473.9
--------------------------------------------------------------
Other income                                                                         175.2      166.2      88.8
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Total revenues                                                                    11,348.8   12,133.6  10,687.4
--------------------------------------------------------------
Benefits and expenses:
Benefits and settlement expenses                                                   8,686.7    8,950.3   8,504.8
--------------------------------------------------------------                     1,691.1    2,466.2   1,618.4
Underwriting, acquisition, insurance and other expenses                          ---------  --------- ---------
--------------------------------------------------------------
Total benefits paid or provided                                                   10,377.8   11,416.5  10,123.2
--------------------------------------------------------------
Gain from operations before dividends to policyholders, income taxes and net
realized gain (loss) on investments                                                  971.0      717.1     564.2
--------------------------------------------------------------
Dividends to policyholders                                                            75.2       80.2      80.3
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before federal income taxes and net realized gain (loss) on
investments                                                                          895.8      636.9     483.9
--------------------------------------------------------------
Federal income taxes                                                                 456.5       94.9      85.4
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before net realized gain (loss) on investments                  439.3      542.0     398.5
--------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax expense and excluding
net transfers to the interest maintenance reserve                                   (260.3)      27.9     114.4

                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Net income                                                                       $   179.0  $   569.9 $   512.9
-------------------------------------------------------------------------------- =========  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Changes in Capital and Surplus -- Statutory Basis

                                                                                 Unassigned    Total
                                                       Common Surplus  Paid-in    Surplus   Capital and
                                                       Stock   Notes   Surplus   (Deficit)    Surplus
                                                       ------ -------- --------  ---------- -----------
                                                                        (in millions)
                                                       -----------------------------------------------
Balances at January 1, 1999                            $25.0  $1,250.0 $1,930.1   $ (640.6)  $2,564.5
------------------------------------------------------
Net income                                                --        --       --      512.9      512.9
------------------------------------------------------
Increase in difference in cost and admitted investment
amounts                                                   --        --       --     (101.9)    (101.9)
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (22.9)     (22.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --       26.0       26.0
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --       71.8       71.8
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --       (6.4)      (6.4)
------------------------------------------------------
Paid-in surplus                                           --        --     12.5         --       12.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (530.0)    (530.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 1999                           25.0   1,250.0  1,942.6     (691.1)   2,526.5
------------------------------------------------------

Net income                                                --        --       --      569.9      569.9
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       17.2       17.2
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (21.9)     (21.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --        0.6        0.6
------------------------------------------------------
Amortization of gain on reinsurance transaction           --        --       --       (7.9)      (7.9)
------------------------------------------------------
Change in policy reserve valuation basis                  --        --       --       (5.6)      (5.6)
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --      (43.2)     (43.2)
------------------------------------------------------
Paid-in surplus                                           --        --     63.5         --       63.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (420.0)    (420.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2000                           25.0   1,250.0  2,006.1     (602.0)   2,679.1
------------------------------------------------------

Net income                                                --        --       --      179.0      179.0
------------------------------------------------------
Cumulative effect of adoption of codification             --        --       --        8.7        8.7
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       77.7       77.7
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --     (162.8)    (162.8)
------------------------------------------------------
Increase in liability for reinsurance in unauthorized
companies                                                 --        --       --      (59.4)     (59.4)
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --    1,027.0    1,027.0
------------------------------------------------------
Change in net deferred income taxes                       --        --       --      169.8      169.8
------------------------------------------------------
Curtailment gain on employee benefit plans                --        --       --       12.4       12.4
------------------------------------------------------
Decrease in asset valuation reserve                       --        --       --       70.2       70.2
------------------------------------------------------
Paid-in surplus                                           --        --      9.3         --        9.3
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --   (495.0)        --     (495.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2001                          $25.0  $1,250.0 $1,520.4   $  720.6   $3,516.0
------------------------------------------------------ =====  ======== ========   ========   ========

See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Cash Flow -- Statutory Basis

                                                                             Year ended December 31
                                                                           2001       2000       1999
                                                                        ----------  ---------  ---------
                                                                                  (in millions)
                                                                        --------------------------------
Operating activities
Premiums, policy proceeds and other considerations received
----------------------------------------------------------------------- $  7,579.5  $ 8,082.8  $ 7,671.1
Allowances and reserve adjustments received (paid) on reinsurance ceded
-----------------------------------------------------------------------      802.8      610.1      (19.9)
Investment income received
-----------------------------------------------------------------------    1,990.1    2,109.8    2,168.6
Separate account investment management and administration service fees received
-----------------------------------------------------------------------      574.2      624.8      470.6
Benefits paid
-----------------------------------------------------------------------   (8,723.5)  (9,843.9)  (8,699.4)
Underwriting, acquisition, insurance and other expenses paid
-----------------------------------------------------------------------   (1,926.6)  (1,796.4)  (1,734.5)
Proceeds related to reinsurance agreements
-----------------------------------------------------------------------    1,472.8         --       71.8
Federal income taxes paid
-----------------------------------------------------------------------      (66.6)     (16.3)     (81.2)
Dividends to policyholders
-----------------------------------------------------------------------      (87.7)     (82.6)     (82.8)
Other income received and expenses paid, net                               1,194.0      (48.9)     252.1
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) operating activities
-----------------------------------------------------------------------    2,809.0     (360.6)      16.4

Investing activities
Sale, maturity or repayment of investments
-----------------------------------------------------------------------    9,473.3    5,845.5    6,557.7
Proceeds from sale of subsidiaries
-----------------------------------------------------------------------      330.8         --         --
Purchase of investments
-----------------------------------------------------------------------  (10,841.1)  (4,719.6)  (5,940.8)
Other sources (uses) including reinsured policy loans                         13.3     (344.6)    (497.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash (used in) provided by investing activities
-----------------------------------------------------------------------   (1,023.7)     781.3      119.9

Financing activities
Surplus paid-in
-----------------------------------------------------------------------        9.3       63.5       12.5
Proceeds from borrowings from shareholder
-----------------------------------------------------------------------      200.0      180.0      205.0
Repayment of borrowings from shareholder
-----------------------------------------------------------------------     (180.0)    (205.0)    (140.0)
Deposits on deposit type contract funds
-----------------------------------------------------------------------       (5.5)        --         --
Withdrawals on deposit type contract funds
-----------------------------------------------------------------------      (65.0)        --         --
Dividends paid to shareholder                                               (495.0)    (420.0)    (530.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) financing activities                         (536.2)    (381.5)    (452.5)
----------------------------------------------------------------------- ----------  ---------  ---------
Net increase (decrease) in cash and short-term investments
-----------------------------------------------------------------------    1,249.1       39.2     (316.2)
Cash and short-term investments at beginning of year                       1,448.4    1,409.2    1,725.4
----------------------------------------------------------------------- ----------  ---------  ---------
Cash and short-term investments at end of year                          $  2,697.5  $ 1,448.4  $ 1,409.2
----------------------------------------------------------------------- ==========  =========  =========


See accompanying notes.

The Lincoln National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies


Organization and Operations
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries and eight non-insurance subsidiaries, including three limited liability companies.

The Company's principal businesses consist of underwriting annuities and life insurance contracts through multiple distribution channels. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

Use of Estimates
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

 Investments
 Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners' ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

 Effective January 1, 2001 if it is determined that a decline in the fair value of a bond is other than temporary, the cost basis of the bond is written down to fair value. The provision for such declines is charged to realized loss. Impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of aquisition.

 All mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than securitized assets that are of high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to its fair value. If high credit quality securities are adjusted, the retrospective method is used.

 Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

 Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income, as would be required under GAAP.

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income taxes and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in net income, on a pre-tax basis, in the period that the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method.

 The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula, and is reported as a liability, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

The Lincoln National Life Insurance Company

 Subsidiaries
 The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

 Policy Acquisition Costs
 The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

 Nonadmitted Assets
 Certain assets designated as "nonadmitted," principally past-due agents' balances, furniture and equipment, certain receivables, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual ("NAIC APPM"), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

 Universal Life and Annuity Policies
 Revenues for universal life policies and annuity policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies and annuity policies are reported as benefits and settlement expenses in the accompanying statements of income. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Benefit Reserves
 Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Reinsurance
 Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exists.

 A liability for reinsurance balances has been provided for unsecured policy reserves and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are cred ited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

 Commission allowances on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Under statutory accounting, the initial gain from a reinsurance transaction is recognized as a separate a component of surplus (net of tax) and is recorded in income over time at the rate that earnings on the reinsured business are expected to emerge. Under GAAP, the gain is recognized as deferred revenue (a liability), net of DAC adjustments and is amortized into earnings over time at the rate that earnings on the reinsured business are expected to emerge.

 Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

 Employee Benefits
 For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

 Deferred Income Taxes
 Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Effective January 1, 2001, deferred federal income taxes are provided; however, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes

The Lincoln National Life Insurance Company are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

 Policyholder Dividends
 Policyholder dividends are recognized when declared rather than over the term of the related policies.

 Surplus Notes Due to LNC
 Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

 Statements of Cash Flows
 Cash, cash equivalents, and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

 A reconciliation of the Company's capital and surplus and net income (loss), as determined in accordance with statutory accounting practices, to amounts determined in accordance with GAAP is as follows:

                                                                       Capital and Surplus      Net Income (Loss)
                                                                      -----------------------------------------------
                                                                           December 31        Year ended December 31
                                                                        2001       2000      2001     2000     1999
                                                                      ---------  ---------  --------------------------
                                                                          (in millions)           (in millions)
                                                                      ---------  ---------  --------------------------
Amounts reported on a statutory-basis................................ $ 3,516.0  $ 2,679.1  $ 179.0  $ 569.9  $ 512.9
GAAP adjustments:
  Deferred policy acquisition costs, present value of future profits
   and goodwill......................................................   3,657.5    3,812.6    305.1    287.9    135.0
  Policy and contract reserves.......................................  (1,946.0)  (2,129.9)  (221.9)  (142.3)   (97.3)
  Policyholders' share of earnings and surplus on participating
   business..........................................................     (96.2)    (131.1)    (3.3)     (.3)    (1.8)
  Statutory deferred gain in surplus.................................  (1,042.4)     (63.9)      --       --       --
  Deferred income taxes..............................................    (257.8)     185.2    310.8   (108.3)  (117.4)
  Interest maintenance reserve.......................................       7.7       20.9    (12.9)   (51.4)   (87.2)
  Asset valuation reserve............................................     454.5      534.1       --       --       --
  Nonadmitted assets.................................................     731.1      196.1       --       --       --
  Unrealized gain (loss) on investments..............................     362.0       38.7       --       --       --
  Net realized loss on investments...................................      (2.8)    (156.5)    48.8     18.9    (32.4)
  Investments in subsidiary companies................................     567.8      523.3     77.8     61.8     39.1
  Surplus notes and related interest.................................  (1,250.0)  (1,250.0)      --       --      1.5
  Other, net.........................................................     197.5      (59.8)  (187.3)    12.7    129.8
                                                                      ---------  ---------  -------  -------  -------
Net increase (decrease)..............................................   1,382.9    1,519.7    317.1     79.0    (30.7)
                                                                      ---------  ---------  -------  -------  -------
Amounts reported on a GAAP basis..................................... $ 4,898.9  $ 4,198.8  $ 496.1  $ 648.9  $ 482.2
                                                                      =========  =========  =======  =======  =======

Other significant accounting practices are as follows:

Investments
Bonds not backed by other loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds (e.g., CMO's) are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities (i.e., the retrospective method). The Company has elected to use actual cost data as of January 1, 1994 as the cost of applying the retrospective adjustment method to securities purchased prior to that date.

Redeemable preferred stocks, which have the characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other preferred stocks are recorded at market value.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains (losses) were reported in unassigned surplus without any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term, highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

The Lincoln National Life Insurance Company

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments that qualify for hedge accounting, and meet the criteria of an effective hedge, on a basis consistent with that of the item hedged, with the related net unrealized capital gain or loss reported in unassigned surplus, when applicable, along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains and losses were reported in unassigned surplus without any adjustment for federal income taxes. The Company accounts for derivatives securities that do not meet the criteria to qualify for hedge accounting at fair value, and the related changes in fair value are recognized in current operations. The fair values of the Company's derivative securities are based on industry standard pricing models that are commercially available.

Upon termination, gains and losses on those derivative instruments that qualify for hedge accounting are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity of the subsidiaries, adjusted to a statutory basis. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Prior to January 1, 2001, the Company reported its noninsurance subsidiaries based on the underlying GAAP equity of the subsidiaries.

The Company has minor ownership interests in joint ventures and carries these investments based on its interest in the underlying GAAP equity of the investee.

Mortgage loans on real estate are reported at aggregate unpaid balances, less allowances for impairment. A mortgage loan is considered to be impaired, when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. The impairment is considered to be other than temporary when management determines foreclosure is probable. Then the mortgage loan is written down to fair value and a realized loss is recognized.

Policy loans are reported at unpaid balances.

Real estate occupied by the Company is reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Prior to January 1, 2001, real estate, other than that occupied by the Company was reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Realized capital gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks, which result from impairment or premium and discount amortization are credited or charged to income. Other changes in the admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly to unassigned surplus.

Loaned Securities
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

Goodwill
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years. Goodwill is evaluated periodically for impairment, and if determined to be impaired, is written down to fair value, with the amount of the write down recorded as a realized loss.

Premiums
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

Benefits

Life, annuity and accident and health benefit reserves are computed in accordance with actuarial standards. The reserves are based on actuarial assumptions that produce reserves at

The Lincoln National Life Insurance Company least as great as those called for in any contract provision as to reserve basis and method, and are in accordance with all other contract provisions. The reserves are at least as great as the minimum aggregate amounts required by the Insurance Department.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

As of December 31, 2001, the Company has $71.4 million in reserves on $11.2 billion of insurance inforce on the life line of business, for which the gross premiums are less than the net premiums according to the standard of valuation required by the Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular reserves less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest on funds not involving life contingencies has been determined by formula or from the basic data for such items.

Net of reinsurance, liabilities related to guaranteed investment contracts are equal to fund balances. Other deposit-type liabilities, such as supplemental contracts without life contingencies, annuities certain and dividend accumulations, are calculated by discounting the liabilities at prescribed interest rates.

Reinsurance Ceded and Assumed
Reinsurance premiums, benefits paid and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

The Company enters into reinsurance agreements with other companies in the normal course of business. Prior to the acquisition of LNC's reinsurance operations by Swiss Re on December 7, 2001, LNC's insurance subsidiaries assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operations. Assets and liabilities on the balance sheets, and premiums and benefits on the statements of operations, which result from reinsurance contracts, are netted in accordance with accounting practices prescribed by the Indiana Department of Insurance, including the Swiss Re indemnity reinsurance transactions.

Pension Benefits
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

Income Taxes
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Stock Options
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

Assets Held in Separate Accounts and Liabilities Related to Separate Accounts Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are reported as separate account investment management and administration service fees. Mortality charges on variable universal life contracts are reported as expense charges on deposit funds in the accompanying statements of operations. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in separate account investment management and administration service fees.

Reclassifications
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income of the prior years.
--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. Effective January 1, 2001, the State of Indiana required that insurance companies domiciled in Indiana prepare their statutory-basis financial statements in accordance with the NAIC APPM.

Accounting changes adopted to conform to the provisions of the NAIC APPM are reported as changes in accounting princi-

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice (continued)

ples. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus by $8.7 million as of January 1, 2001. Included in this total adjustment are the following items:

                                                           Increase
                                                          (Decrease)
                                                            Surplus
                                                         -------------
                                                         (in millions)
                                                         -------------
          Deferred tax asset............................     $110.8...
          Employee benefit plans........................       18.2...
          AVR beginning value adjustment for other asset
           changes......................................        9.4...
          Cost of collection............................        2.0...
          Home office real estate.......................      (3.8)...
          Mortgage loans impairment.....................      (5.2)...
          Derivatives...................................      (9.6)...
          Company owned furniture, equipment and
           plane........................................     (11.7)...
          Bonds and stocks..............................     (41.0)...
          Tax deficiency reserve........................     (60.4)...
                                                            ------
          Total.........................................    $  8.7
                                                            ======

In 2001, the Company received written approval from the Insurance Department to pay dividends from paid-in surplus, instead of from unassigned surplus, if there is no earned surplus, or an insufficient amount of earned surplus, to pay the requested dividend, subject to the Indiana Insurance Commission's approval. The Insurance Department also granted the Company permission to retroactively reclassify dividends paid from earned surplus in 2001 to paid-in surplus. Dividends paid in 2001 from paid-in surplus, after the retroactive adjustment, totaled $495.0 million.

The Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Indiana Insurance Law. The NAIC APPM has been adopted as a component of prescribed or permitted practices by the state of Indiana, however; Indiana has required the use of particular mortality tables to compute reserves for certain types of life insurance policies, which result in higher reserves than would be required under NAIC APPM. The use of the mortality tables required by Indiana, rather than reserve calculation pursuant to NAIC APPM, resulted in a decrease to gain from operations before federal income taxes and net realized loss on investments for the year ended December 31, 2001 of $68.9 million, and a decrease to capital and surplus as of December 31, 2001 of $162.7 million.
--------------------------------------------------------------------------------
3. Investments

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds at December 31, 2001, and 2000 are summarized as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized   Fair
                                 Cost      Gains      Losses     Value
                               --------- ---------- ---------- ---------
                                             (in millions)
                               -----------------------------------------
        At December 31, 2001:
          Corporate........... $19,283.8   $665.0     $488.5   $19,460.3
          U.S. government.....     325.8     55.9        4.7       377.0
          Foreign government..     765.6     43.7        3.8       805.5
          Mortgage-backed.....   3,016.0    114.8       22.7     3,108.1
          State and municipal.      29.8       .3         .6        29.5
                               ---------   ------     ------   ---------
                               $23,421.0   $879.7     $520.3   $23,780.4
                               =========   ======     ======   =========
        At December 31, 2000:
          Corporate........... $17,205.5   $430.8     $542.0   $17,094.3
          U.S. government.....     324.2     64.2        2.5       385.9
          Foreign government..     812.6     35.9       27.9       820.6
          Mortgage-backed.....   3,499.0     89.9       34.2     3,554.7
          State and municipal.      11.2       --         .1        11.1
                               ---------   ------     ------   ---------
                               $21,852.5   $620.8     $606.7   $21,866.6
                               =========   ======     ======   =========

The cost or amortized cost of bonds at December 31, 2001 and 2000 has been reduced by adjustments of $248.7 million and $58.3 million, respectively, to decrease cost or amortized cost as a result of write-downs of these investments due to impairment and/or the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

The Lincoln National Life Insurance Company

A summary of the cost or amortized cost and the fair value of investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                              Cost or
                                             Amortized   Fair
                                               Cost      Value
                                             --------- ---------
                                                (in millions)
                                             --------- ---------
               Maturity:
                 In 2002.................... $   711.6 $   723.7
                 In 2003-2006...............   4,918.6   5,035.2
                 In 2007-2011...............   7,682.8   7,662.6
                 After 2011.................   7,092.1   7,250.8
                 Mortgage-backed securities.   3,015.9   3,108.1
                                             --------- ---------
               Total........................ $23,421.0 $23,780.4
                                             ========= =========

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of investments in bonds during 2001, 2000 and 1999 were $5.6 billion, $2.9 billion and $5.4 billion, respectively. Gross gains during 2001, 2000 and 1999 of $146.3 million, $56.0 million and $95.4 million, respectively, and gross losses of $171.4 million, $116.5 million and $195.5 million, respectively, were realized on those sales.

At December 31, 2001 and 2000, investments in bonds, with an admitted asset value of $21.4 million and $99.9 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. At December 31, 2001, the Company held foreign-currency dominated securities with a U.S. dollar equivalent par value of $80.1 million.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $1.7 billion, with an aggregate fair value of $1.6 billion. Those holdings amounted to 7.34% of the Company's investments in bonds and less than 4.89% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost of preferred stock and unaffiliated common stock, gross unrealized gains and losses and the fair value of such investments at December 31, 2001, and 2000 are as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized Fair
                                 Cost      Gains      Losses   Value
                               --------- ---------- ---------- -----
                                           (in millions)
                               --------- ---------- ---------- -----
           At December 31,
            2001:
             Preferred stocks.  $223.6     $ 5.5      $  .6    228.5
                               =====================================
             Unaffiliated
              common stocks...   107.4      15.2       15.1    107.5
                               =====================================
           At December 31,
            2000:
             Preferred stocks.   261.7       2.9       25.1    239.5
                               =====================================
             Unaffiliated
              common stocks...   145.7      30.7       14.7    161.7
                               =====================================

The cost or amortized cost of preferred stocks at December 31, 2001 and 2000 has been reduced by adjustments of $14.9 million and $7.6 million, respectively, to decrease amortized cost as a result of write-downs of these investments due to impairment and/or the SVO designating certain investments as low or lower quality.

During 2001, the minimum and maximum lending rates for mortgage loans were 6.3% and 10.0%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 79.5%. At December 31, 2000, the Company held mortgages aggregating $5.0 million with interest overdue beyond 180 days (excluding accrued interest). No interest was past due 180 days or more on mortgages at December 31, 2001. At December 31, 2001 and 2000 impaired loans with a related allowance ($2.5 million and $5.2 million, respectively) for credit losses are $21.7 million and $24.1 million, respectively. The average recorded investment in impaired loans is $23.3 million and $30.l million at December 31, 2001 and 2000, respectively. The Company recognized interest income of $2.8 million during the period the loans were impaired for each of the years ended December 31, 2001 and 2000. At December 31, 2001 and 2000, there was no nonadmitted interest due on these mortgage loans. Mortgage loans balances do not include any taxes, assessments or amounts advanced as of December 31, 2001 or 2000. There are no impaired mortgage loans without an allowance for credit losses at December 31, 2001 or 2000.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

The total recorded investment in restructured mortgage loans, at December 31, 2001 and 2000 is $5.2 million and $4.1 million, respectively. The realized capital losses related to these loans were $.7 million and $.5 million at December 31, 2001 and 2000, respectively. The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The Lincoln National Life Insurance Company

Components of the Company's investments in real estate are summarized as follows:

                                                    December 31
                                                   2001    2000
                                                  --------------
                                                   (in millions)
                                                  --------------
              Properties occupied by the Company:
                Land............................. $  1.8  $  2.5
                Buildings........................    4.9    10.5
                Less accumulated depreciation....    (.5)   (2.5)
                                                  ------  ------
                                                     6.2    10.5
              Properties held for sale:
                Land.............................   41.3    45.8
                Buildings........................  219.3   238.3
                Other............................   19.9    16.3
                Less accumulated depreciation....  (36.9)  (39.2)
                                                  ------  ------
                                                   243.6   261.2
                                                  ------  ------
              Total real estate.................. $249.8  $271.7
                                                  ======  ======

The major categories of net investment income are as follows:

                                              Year ended December 31
                                              2001     2000     1999
                                            --------------------------
                                                  (in millions)
                                            --------------------------
         Income:
           Bonds........................... $1,724.3 $1,744.3 $1,840.6
           Preferred stocks................     22.0     21.3     20.3
           Unaffiliated common stocks......      2.4      4.9      6.3
           Affiliated common stocks........     79.8     10.2      7.8
           Mortgage loans on real estate...    326.5    328.1    321.0
           Real estate.....................     42.3     41.4     57.8
           Policy loans....................    111.0    109.8    101.7
           Other investments...............     70.5     58.7     50.6
           Cash and short-term investments.     58.2     77.9     95.9
                                            -------- -------- --------
         Total investment income...........  2,437.0  2,396.6  2,502.0
         Expenses:
           Depreciation....................     10.5     12.8     14.4
           Other...........................    298.1    258.3    284.4
                                            -------- -------- --------
         Total investment expenses.........    308.6    271.1    298.8
                                            -------- -------- --------
         Net investment income............. $2,128.4 $2,125.5 $2,203.2
                                            ======== ======== ========

Nonadmitted accrued investment income at December 31, 2001 amounted to $9.9 million and consists principally of investment income on bonds that is over 90 days past due. No accrued investment income was nonadmitted at December 31, 2000.

Net realized capital gains (losses) on investments are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                                                      2001     2000    1999
                                                                                                     -----------------------
                                                                                                          (in millions)
                                                                                                     -----------------------
Net realized capital gains (losses) on investments.................................................. $(235.1) $(60.3) $ 20.8
Less amount transferred to IMR (net of related taxes (credits) of $4.3, ($16.0) and ($31.4) in 2001,
 2000 and 1999, respectively).......................................................................     7.9   (29.7)  (58.3)
                                                                                                     -------  ------  ------
                                                                                                      (243.0)  (30.6)   79.1
Less federal income taxes (credits) on realized gains (losses)......................................    17.3   (58.5)  (35.3)
                                                                                                     -------  ------  ------
Net realized capital gains (losses) net of income tax expense and excluding net transfers to the IMR $(260.3) $ 27.9  $114.4
                                                                                                     =======  ======  ======

The Lincoln National Life Insurance Company

4. Subsidiaries


At December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("LNY"). At December 31, 2000, the Company also owned 100% of the outstanding common stock of two other insurance subsidiaries, Lincoln National Health &
Casualty Insurance Company and Lincoln National Reassurance Company, which were sold during 2001. A realized loss of $12.5 million was realized on these sales. The Company owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Lincoln Financial Distributors, Inc. ("LFD"), which was formerly known as Sagemark Consulting, Inc., Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").

Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                 December 31, 2001 December 31, 2000
                                 -----------------------------------
                                  First             First
                                  Penn      LNY     Penn      LNY
                                 -----------------------------------
           Cash and invested
            assets.............. $1,487.4 $1,945.7 $1,376.9 $1,947.0
           Other assets.........     81.1     42.4     41.6     41.7
           Separate account
            asset...............       --    356.4       --    329.8
                                 -------- -------- -------- --------
           Total admitted
            assets.............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========
           Insurance reserves... $1,415.1 $1,760.7 $1,305.3 $1,772.1
           Other liabilities....     76.4     36.8     41.8     48.0
           Separate account
            liabilities.........       --    356.4       --    329.8
           Capital and surplus..     77.0    190.6     71.4    168.6
                                 -------- -------- -------- --------
           Total liabilities and
            capital and
            surplus............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========

                                               Year ended
                                   December 31, 2001 December 31, 2000
                                   ----------------------------------
                                    First             First
                                    Penn       LNY    Penn       LNY
                                   ------    ------- --------  -------
             Revenues............. $349.7    $395.0  $327.6    $389.8
             Benefits and expenses  343.2     363.4   322.2     341.8
             Net realized losses..   (8.2)    (12.2)     --      (2.2)
                                   ------    ------   ------   ------
             Net income (loss).... $ (1.7)   $ 19.4  $  5.4    $ 45.8
                                   ======    ======   ======   ======

LNIA was purchased in 1998 for $.6 million and has an admitted asset value of $2.0 million at December 31, 2001. LFD is a broker dealer that was acquired in connection with a reinsurance transaction completed in 1998 and has an admitted asset value of $7.0 million at December 31, 2001. Wakefield was formed in 1999 to engage in the ownership and management of investments and has an admitted asset value of $280.6 million at December 31, 2001. Wakefield's assets as of December 31, 2001 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12.7 million and has an admitted asset value of $26.3 million at December 31, 2001. LLAD was formed in 2000 to distribute the Company's products to its customers and has an admitted asset value of $40.0 million at December 31, 2001.

The carrying value of all affiliated common stocks, was $623.5 and $743.0 million at December 31, 2001 and 2000, respectively. The cost basis of investments in subsidiaries as of December 31, 2001 and 2000 was $750.2 million and $1.1 billion, respectively. Included in the change in differences in cost and admitted investment amounts in the Statement of Changes in Capital and Surplus is a net decrease in the unrealized loss on investments in subsidiaries for the year ended December 31, 2001 of $61.7 million, related to the change in carrying values of the Company's investments in its subsidiaries and affiliates.

During 2001, 2000 and 1999, the subsidiaries paid dividends to the Company of $74.6 million, $11 million and $5.2 million, respectively.

The Company has no investments in subsidiaries, controlled entities, affiliated entities, joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company did not recognize any impairment write-downs for its investments in subsidiaries during the statement period.

The Lincoln National Life Insurance Company

5. Federal Income Taxes


Income before federal income taxes differs from taxable income in 2001 principally due to tax expense on the deferred gain from the sale of the reinsurance operations (see Note 9), offset by tax-exempt investment income and dividends-received tax deductions. In 2000 and 1999, income before federal income taxes differs from taxable income principally due to tax exempt investment income and dividends-received tax deductions.

Capital gains (losses) of $63.7 million, ($174.0 million) and ($151.7 million), were recognized in 2001, 2000 and 1999, respectively. The losses were carried back to recover taxes paid in prior years.

The Company paid (received) $9.6 million, ($42.6 million) and $45.3 million to
(from) LNC in 2001, 2000 and 1999, respectively, for federal income taxes.

The components of the net deferred tax asset are as follows:

                                             December 31, January 1,
                                                 2001        2001
                                             ----------------------
                                                  (in millions)
                                             ----------------------
            Gross deferred tax assets.......   $ 797.5     $ 721.8
            Gross deferred tax liabilities..    (156.1)     (250.2)
            Deferred tax assets non-admitted    (461.2)     (360.8)
                                               -------     -------
            Net deferred tax asset..........   $ 180.2     $ 110.8
                                               =======     =======

The components of income tax expense are as follows:

                                                2001     2000    1999
                                               -----------------------
                                                    (in millions)
                                               -----------------------
         Current federal income tax:
           Federal income tax expense on
            operations........................  $456.5  $ 94.9  $ 85.4
           Federal income tax expense
            (credit) on realized gains
            (losses)..........................    17.3   (58.5)  (35.3)
                                               -------  ------  ------
         Total current federal income tax in
          net income..........................   473.8    36.4    50.1
         Change in deferred tax:
           Change in deferred tax assets......   (75.7)     --      --
           Change in deferred tax liabilities.   (94.1)     --      --
           Change in non-admitted deferred
            tax asset.........................   100.4      --      --
                                               -------  ------  ------
         Net change in net deferred tax asset.   (69.4)     --      --
                                               -------  ------  ------
         Total federal income tax............. $ 404.4  $ 36.4  $ 50.1
                                               =======  ======  ======

The Company's income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                2001    2000    1999
                                               ----------------------
                                                    (in millions)
                                               ----------------------
          Expected federal income tax
           expense............................ $313.5  $222.9  $169.4
          Gain from sale of reinsurance
           agreements.........................  310.0    (2.8)   25.1
          Tax preferred investment income.....  (99.5)  (71.9)  (60.9)
          Income tax credits..................  (39.0)  (17.5)  (16.7)
          Amortization of capitalized software  (14.5)  (13.6)  (11.8)
          (Payment) accrual of contingency
           items..............................  (14.3)   15.7    21.8
          Other amounts.......................    0.3   (37.9)  (41.5)
                                               ------  ------  ------
          Tax expense on net income before
           realized capital gains (losses)....  456.5    94.9    85.4
          Tax on realized capital gains.......   17.3   (58.5)  (35.3)
                                               ------  ------  ------
          Total income tax expense............ $473.8  $ 36.4  $ 50.1
                                               ======  ======  ======

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65.5 million. No deferred tax liabilities are recognized related to the Policyholders' Surplus Account.
--------------------------------------------------------------------------------
6. Reserves and Reinsurance
The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $183.1 and $123.5 million at December 31, 2001 and 2000, respectively.

The balance sheet caption, "Total policy and contract liabilities," has been reduced for insurance ceded in the amounts of $6.6 billion and $5.2 billion as of December 31, 2001 and 2000, respectively.

Reinsurance transactions, excluding assumption reinsurance, included in the income statement captions, "Life and annuity premiums" and "Accident and health premiums" are as follows:

                                         Year ended December 31
                                         2001      2000     1999
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
              Insurance assumed....... $2,630.9  $3,952.9 $2,606.5
              Insurance ceded.........  3,200.8   2,766.6  1,675.1
                                       --------  -------- --------
              Net reinsurance premiums $ (569.9) $1,186.3 $  931.4
                                       ========  ======== ========

The Lincoln National Life Insurance Company

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $3.3 billion, $1.9 billion and $2.6 billion for 2001, 2000 and 1999, respectively.

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                          December 31, 2001
                                       ----------------------
                                                       Net of
                                       Gross   Loading Loading
                                       ------  ------- -------
                                            (in millions)
                                       ----------------------
                 Ordinary new business $  5.4   $(7.0) $ (1.6)
                 Ordinary renewal.....  (73.5)   (2.5)  (76.0)
                 Group life...........    6.9     1.0     7.9
                                       ------   -----  ------
                                       $(61.2)  $(8.5) $(69.7)
                                       ======   =====  ======

                                          December 31, 2000
                                       ------------------------
                                                        Net of
                                       Gross  Loading  Loading
                                       ------ -------- --------
                                            (in millions)
                                       ------------------------
                 Ordinary new business $ 13.0 $    8.1 $    4.9
                 Ordinary renewal.....   57.9     15.7     42.2
                 Group life...........    9.7       .2      9.5
                                       ------ -------- --------
                                       $ 80.6 $   24.0 $   56.6
                                       ====== ======== ========

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities, including separate accounts, which are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      Amount   Percent
                                                     --------- -------
                                                       (in millions)
                                                     ----------------
         Subject to discretionary withdrawal with
          adjustment:
           With market value adjustment.............  $2,367.0     4%
           At book value, less surrender charge.....   2,457.5     5%
           At market value..........................  36,344.6    64%
                                                     ---------   ---
         Total......................................  41,169.1    73%
         Subject to discretionary withdrawal
          without adjustment at book value
          with minimal or no charge or
          adjustment................................  12,594.2    22%
         Not subject to discretionary withdrawal....   2,906.3     5%
                                                     ---------   ---
         Total annuity reserves and deposit fund....  56,669.6   100%
                                                     =========   ===
         Less reinsurance ceded.....................   1,225.3
                                                     ---------
         Net annuity reserves and deposit fund
           liabilities, including separate accounts. $55,444.3
                                                     =========

At December 31, 2001, the Company had variable annuity policies and variable universal life policies with guaranteed minimum death benefits as follows:

                                          Amount of
                               Subjected Reserve Held Reinsurance
                                Account    (Net of      Reserve
                                 Value   Reinsurance)   Credit
                               --------- ------------ -----------
                                         (in millions)
                               ----------------------------------
              Variable annuity $37,843.8    $46.7        $9.2
              Variable life...     114.7     23.8          --
                               ---------    -----        ----
              Total........... $37,958.5    $70.5        $9.2
                               =========    =====        ====

--------------------------------------------------------------------------------
7. Capital and Surplus

In 1998, the Company issued two surplus notes to LNC in return for cash of $1.25 billion. The first note, for $500.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before March 31, 2028, with interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.3 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before December 31, 2028, with interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.4 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The Lincoln National Life Insurance Company

A summary of the terms of these surplus notes follows (in millions):

                                   Principal
                                  Outstanding  Current  Inception   Accrued
                                       at        Year    to Date  Interest at
                     Principal    December 31, Interest Interest  December 31,
 Date Issued       Amount of Note     2001       Paid     Paid        2001
 -----------       -------------- ------------ -------- --------- ------------
 January 5, 1998..    $  500.0      $  500.0    $41.0    $130.7          --
 December 18, 1998       750.0         750.0     56.5     137.2          --
                      --------      --------    -----    ------     -------
 Total............    $1,250.0      $1,250.0    $97.5    $267.9          --
                      ========      ========    =====    ======     =======

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company exceeds the RBC requirements.

The payment of dividends by the Company to LNC is limited and cannot be made except from earned profits of the Company and, in certain circumstances, without prior approval of the Indiana Insurance Commissioner. Ordinary dividends to LNC are restricted to the greater of 2001 statutory basis net income or 10% of statutory basis capital and surplus at December 31, 2001. In 2002, the Company can pay dividends of $300.6 million without the prior approval of the Indiana Insurance Commissioner, based on unassigned surplus available as stated in the December 31, 2001 Annual Statement filed with the Insurance Department (see Note 14).

Total assets have been decreased by $813.6 million for non-admitted assets as required by statutory guidance.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of
New York imposes upon accredited reinsurers.
--------------------------------------------------------------------------------
8. Employee Benefit Plans

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis Statements of Operations or Balance Sheets for any of the periods shown.

LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

In 2000, as a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In the first quarter of 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in the first quarter of 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNC recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. LNC hedges this volatility by purchasing call options on LNC stock. Call options hedging the vested SARs are also marked-to-market through net income. The compensation expense and hedge income (expense) do not affect the statutory-basis financial statements of the Company.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Employee Benefit Plans (continued)


As of December 31, 2001, there were 4,277,588 and 1,277,275 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 2,718,859 and 806,307, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $13.86 to $56.75. During 2001, 2000 and 1999, 3,175,782, 935,986 and 1,044,078 options became exercisable, respectively, 946,843, 190,100 and 318,421 options were exercised, respectively, and 227,141, 383,364 and 82,024 options forfeited, respectively.

As of December 31, 2001, there were 8,475 and 1,111,467 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR pro gram. Of the SARs granted, 102,297 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2001 and 2000, 177,485 and 8,500 SARs became exercisable, respectively, 15,200 and 5,100 SARs were forfeited, respectively and in 2001, 63,388 SARs were exercised. No SARs were exercised in 2000.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1.4 million in 1999.
--------------------------------------------------------------------------------
9. Restrictions, Commitments and Contingencies

Marketing and Compliance Matters
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

Group Pension Annuities
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

Leases
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods. Rental expense on these leases was $28.4 million in 2001. The company receives rental income from affiliates for their use of a portion of the home office properties, which partially offsets rental expense. Such rental income amounted to $3.2 million in 2001. Total rental expense on other operating leases in 2001 was $12.0 million. Total rental expense on all operating leases in 2000 and 1999 was $45.6 million and $44.5 million, respectively. At December 31, 2001, future minimum rental commitments are as follows (in millions):

                               2002...... $ 37.9
                               2003......   35.0
                               2004......   34.1
                               2005......   33.1
                               2006......   33.4
                               Thereafter   64.8
                                          ------
                                          $238.3
                                          ======

Information Technology Commitment
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2001, 2000 and 1999 were $62.8 million, $65.1 million and $67.4 million respectively. Future minimum annual costs range from $40.9 million to $56.8 million, however future costs are dependent on usage and could exceed these amounts.

Reinsurance Contingencies
On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. In addition, LNC retained approximately $500.0 million of statutory capital supporting the reinsurance operation. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of the Company. As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company

The Lincoln National Life Insurance Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, Life, Deposit-Type, and Accident and Health Reinsurance. During 2001, the Company recognized as income $8.0 million of the deferred gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Under the timeframe provided for within the acquisition agreement for dispute resolution, it is probable that the earliest point that these matters will be agreed upon would be the second quarter of 2002. If the parties are unable to reach agreement, and these matters go to arbitration, an ultimate resolution of these matters may take several additional months. Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the timeframe that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements as of and for the year ended December 31, 2001 represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

Other Insurance Ceded and Assumed
On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agree- ment, the Company transferred $490.8 million of cash to MetLife representing the statutory reserves transferred on this business less $17.8 million of purchase price consideration. In accordance with statutory accounting rules on indemnity reinsurance, the gain on sale was reported on a net-of-tax basis as a direct adjustment to surplus. At December 31, 2001, the surplus component of the gain ($64.8 million) related to this transaction is included in the total surplus gain component associated with the aquisition of LNC's reinsurance operations by Swiss Re and is being recognized in income at the rate that earnings are expected to emerge on this reinsurance business.

The Company cedes insurance to other companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10 million. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2001, the reserves associated with these reinsurance arrangements totaled $1.1 billion. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and reserves for policy benefits, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million in 1999.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2001, the Company provided $75.3 million of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $76.1 million and $16.7 million at December 31, 2001 and 2000, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The Lincoln National Life Insurance Company

In 2001 and 2000, the Company did not commute any ceded reinsurance. During 2001, the Company recorded reinsurance credits on existing policies of $656.9 million as a result of new or amended reinsurance agreements.

Neither the Company nor any of its affiliates control any non-affiliated reinsurers with which they do business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

Surplus would be reduced by $402.4 million at December 31, 2001 if all reinsurance agreements were cancelled. In 2001, the Company established provisions for uncollectible reinsurance on personal accident reinsurance programs in the amount of $105.4 million and the Company wrote off ceded reinsurance balances in the amount of $89.0 million, related to personal accident reinsurance programs based on a refined analysis of the underlying information.

Vulnerability from Concentrations
At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 30% of such mortgages, or $1.2 billion, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $38.7 million.

At December 31, 2001, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial con- dition. Although the Company does not have any significant concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2001, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 21% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

Other Contingency Matters
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5.0 million. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 policies. Owners of approximately 4,300 policies have excluded themselves (opted-out) from the settlement and, with respect to these policies, will not be bound by the settlement. Total charges recorded during 2000 for this settlement were $64.7 million. With the court's approval of the settlement in the second quarter of 2001 and the expiration in the third quarter of 2001 of the time to file an appeal, the case was concluded for all policyholders not previously opting out. During the third quarter of 2001, settlement was reached with some of the owners of policies who opted-out of the original settlement. Overall, the third quarter developments relating to these matters were slightly favorable when compared to the assumptions underlying the estimates made in 2000 when the related charges were taken; however, there is continuing uncertainty as to the ultimate costs of settling the remaining opt-out cases. It is management's opinion that such future developments will not materially affect the consolidated financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivatives
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. The contract or notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

The Lincoln National Life Insurance Company

                                                              Assets
                                                   -----------------------------
                                   Notional or     Carrying Fair  Carrying Fair
                                Contracts/Amounts   Value   Value  Value   Value
                                ------------------------------------------------
                                   December 31      December 31    December 31
                                ------------------------------------------------
                                  2001      2000     2001   2001    2000   2000
                                ------------------------------------------------
                                                 (in millions)
                                ------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements.  $1,258.8 $1,558.8   $ .6   $  .6  $ 2.7   $ 0.4
  Swaptions....................   1,752.0  1,752.0     .1      .1    8.2     0.9
  Interest rate swaps..........     335.1    708.2     --    21.0     --    38.1
                                --------- --------   ----   -----  -----   -----
                                  3,345.9  4,019.0     .7    21.7   10.9    39.4
Foreign currency derivatives:
  Foreign currency swaps.......      94.6     37.5    3.8     5.9    2.6     2.5
                                --------- --------   ----   -----  -----   -----
                                $ 3,440.5 $4,056.5   $4.5   $27.6  $13.5   $41.9
                                ========= ========   ====   =====  =====   =====

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                   Interest Rate Caps      Swaptions
                                   -------------------------------------
                                     2001      2000      2001     2000
                                   -------------------------------------
                                               (in millions)
                                   -------------------------------------
      Balance at beginning of year $1,558.8  $2,508.8  $1,752.0 $1,837.5
      Terminations and maturities.   (300.0)   (950.0)       --    (85.5)
                                   --------  --------  -------- --------
      Balance at end of year...... $1,258.8  $1,558.8  $1,752.0 $1,752.0
                                   ========  ========  ======== ========

                                                                    Financial
                                Interest Rate Swaps Spread-Locks     Futures
                                ----------------------------------------------
                                  2001       2000   2001  2000    2001  2000
                                ----------------------------------------------
   Balance at beginning of year $ 708.2    $ 630.9  $ -- $    --  $ -- $    --
   New contracts...............      --      652.2    --   100.0    --   267.2
   Terminations and maturities.  (373.1)    (574.9)   --  (100.0)   --  (267.2)
                                -------    -------  ---- -------  ---- -------
   Balance at end of year...... $ 335.1    $ 708.2  $ -- $    --  $ -- $    --
                                =======    =======  ==== =======  ==== =======

The Lincoln National Life Insurance Company

                                                         Foreign
                                         Put Options  Currency Swaps
                                         ----------------------------
                                         2001  2000    2001   2000
                                         ---------------------------
            Balance at beginning of year $ -- $ 21.3  $ 37.5  $44.2
            New contracts...............   --     --    80.9     --
            Terminations and maturities.   --  (21.3)  (23.8)  (6.7)
                                         ---- ------  ------  -----
            Balance at end of year...... $ -- $   --  $ 94.6  $37.5
                                         ==== ======  ======  =====

Interest Rate Cap Agreements
The interest rate cap agreements, which expire in 2002 through 2006, entitle the Company to receive payments from the counterparties on specified future dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a strike rate specified in the cap agreement multiplied by the notional amount. The purpose of the Company's interest rate cap agreement program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001, the interest rate caps are recorded at market value ($.6 million) in other investments on the balance sheet. All changes in market value are recorded in net realized gain (loss) on investments in the statement of operations. At December 31, 2000, the premiums paid for the interest rate caps were included in other investments (amortized cost of $2.7 million) and were being amortized over the terms of the agreements.

Swaptions
Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate specified in the swaption agreement multiplied by the notional amount. The purpose of the Company's swaption program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001 the swaptions are recorded at market value ($.1 million) in other investments on the Balance Sheet. All changes in market value are recorded in net realized gain (loss) on investments in the Statement of Operations. At December 31, 2000, the premiums paid for the swaptions were included in other investments (amortized cost of $8.2 million) and were being amortized over the terms of the agreements. Amortization was included in net investment income.

Interest Rate Swap Agreements
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net re ceipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements are applied to the basis of the assets. The gains (losses) are recognized in earnings over the life of the assets. The interest rate swap agreements for forecasted purchase of assets outstanding at December 31, 2000, related to certain asset portfolio purchases completed in 2001. As a result, no interest rate swap positions hedging forecasted purchases were outstanding at December 31, 2001. Interest rate swaps are valued at amortized cost and recorded in other investments on the balance sheet. All such derivatives instruments owned at December 31, 2001 and 2000 were entered into "at-the-market" and therefore have an amortized cost basis of zero.

Spread-Lock Agreements
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2001 or 2000.

Financial Futures Contracts
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2001 or 2000.

Put Options
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

The Lincoln National Life Insurance Company

Foreign Currency Swaps
The Company uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future. The carrying value of the Company's foreign currency swaps ($3.8 million) represents fluctuations in the spot exchange rate from the trade date to December 31, 2001 and is included in other investments on the balance sheet.

Additional Derivative Information
Expenses for the agreements and contracts described above amounted to $3.5 million, $7.3 million and $6.2 million in 2001, 2000 and 1999, respectively. Deferred gains of $31.2 million as of December 31, 2001 were primarily the result of terminated interest rate swaps. The deferred gains are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of the securities to which the respective hedges applied.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance, the Company enters into master netting agreements with its counterparties.

The Company is required to put up collateral for any futures contracts that are entered into. The amount of collateral that is required is determined by the exchange on which the contract is traded. The Company currently puts up cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment grade counterparties.
--------------------------------------------------------------------------------
10. Fair Value of Financial Instruments
The following methodologies and assumptions were used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Bonds
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Unaffiliated Common Stock and Preferred Stock
Fair values of unaffiliated common and preferred stock are based on quoted market prices, where available. For stock not actively traded, fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

Other Investments and Cash and Short-Term Investments
The carrying values for assets classified as other investments, cash and cash equivalents and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

Investment-Type Insurance Contracts
The balance sheet caption "policy and contract liabilities" includes contracts that are considered to be investment-type contracts for GAAP purposes (i.e., universal life, annuity and guaranteed interest contracts). The fair values for the majority of these contracts are based on their approximate surrender values. The fair values for the certain guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet caption "policy and contract liabilities" that do not fit the definition of "investment-type insurance contracts" for GAAP are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and fair values have not been determined by the Company. It is the Company's position that the disclosure

The Lincoln National Life Insurance Company of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-Term Debt
The carrying value of short-term debt approximates fair value.

Surplus Notes due to LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

Derivatives
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and industry standard models that are commercially available for all other derivatives.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets. Seed money deposited into the separate account by the Company is included as a separate account asset, but not as a separate account liability.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                                                 December 31
                                                                        2001                    2000
                                                               ----------------------  -----------------------
                                                                Carrying                Carrying
Assets (Liabilities)                                             Value     Fair Value    Value     Fair Value
--------------------------------------------------------------------------------------------------------------
                                                                                (in millions)
                                                               ----------------------------------------------
Bonds......................................................... $ 23,421.0  $ 23,780.4  $ 21,852.5  $ 21,866.6
Preferred stocks..............................................      223.6       228.5       261.7       239.5
Unaffiliated common stocks....................................      107.6       107.6       161.7       161.7
Mortgage loans on real estate.................................    4,098.7     4,241.0     4,102.0     4,132.8
Policy loans..................................................    1,708.7     1,849.2     1,723.5     1,845.0
Other investments.............................................      466.6       466.6       485.0       485.0
Cash and short-term investments...............................    2,697.5     2,697.5     1,448.4     1,448.4
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.  (17,545.0)  (17,257.7)  (16,126.3)  (15,850.5)
  Remaining guaranteed interest and similar contracts.........     (122.3)     (128.6)     (243.8)     (247.9)
Short-term debt...............................................     (200.0)     (200.0)     (199.5)     (199.5)
Surplus notes due to LNC......................................   (1,250.0)   (1,160.7)   (1,250.0)   (1,074.5)
Derivatives...................................................        4.5        27.6        13.5        41.9
Investment commitments........................................         --        (5.4)         --        (2.2)
Separate account assets.......................................   38,636.5    38,636.5    43,904.6    43,904.6
Separate account liabilities..................................  (38,634.0)  (38,634.0)  (43,904.6)  (43,904.6)

--------------------------------------------------------------------------------
11. Transactions With Affiliates

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $52.0 million, $57.5 million and $60.4 million in 2001, 2000 and 1999, respectively. LLAD incurred expenses of $34.9 million, $112.9 million and $113.4 million in 2001, 2000 and 1999, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2001 and 2000 include the Company's participation in a short-term cash management program with LNC of $297.9 million and $377.7 million, respectively. Related investment income amounted to $13.9 million, $24.0 million and $16.7 million in 2001, 2000 and 1999, respectively. The short-term loan payable to parent company at December 31, 2001 and 2000 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies, which resulted in a net payment of $78.0

The Lincoln National Life Insurance Company million, $65.7 million and $49.4 million in 2001, 2000 and 1999, respectively, which is included in underwriting, acquisition, insurance and other expenses.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                      Year ended December 31
                                       2001    2000    1999
                                      ------ -------- ------
                                          (in millions)
                                      ----------------------
                    Insurance assumed $ 46.4 $   21.2 $ 19.7
                    Insurance ceded..  950.7  2,192.1  777.6

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                      December 31
                                                     2001     2000
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Policy and contract liabilities assumed $  331.1 $  584.4
           Policy and contract liabilities ceded..  1,311.5  1,682.8
           Amounts recoverable on paid and
            unpaid losses.........................    229.3    286.9
           Reinsurance payable on paid losses.....     20.4      9.3
           Funds held under reinsurance treaties--
            net liability.........................  1,588.3  3,294.6

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, which totaled $1.0 billion and $814.6 million at December 31, 2001 and 2000, respectively, and is the beneficiary on letters of credit aggregating to $156.6 million and $709.5 million at December 31, 2001 and 2000, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2001 and 2000, LNC guaranteed $156.6 million and $709.5 million, respectively, of these letters of credit. At December 31, 2001 and 2000, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $75.3 million and $133.7 million, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
--------------------------------------------------------------------------------
12. Separate Accounts
Separate account assets held by the Company consist primarily of mutual funds, long-term bonds, common stocks and short-term investments and are carried at fair value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums and annuity considerations amounted to $4.4 billion, $5.7 billion and $4.6 billion in 2001, 2000 and 1999, respectively. Reserves for separate accounts with assets at fair value were $37.6 billion and $42.9 billion at December 31, 2001 and 2000, respectively. All reserves are subject to discretionary withdrawal at market value.

A reconciliation of transfers to the Company from the separate accounts is as follows:

                                           Year ended December 31
                                        2001       2000       1999
                                      ---------  ---------  ---------
                                               (in millions)
                                      -------------------------------
         Transfers as reported in the
          Summary of Operations
          of the separate accounts:
           Transfers to separate
            accounts................. $ 4,440.7  $ 5,719.2  $ 4,573.2
           Transfers from separate
            accounts.................  (4,500.8)  (5,830.0)  (4,933.8)
                                      ---------  ---------  ---------
         Net transfers from separate
          accounts as reported in
          the Summary of
          Operations in
          underwriting acquisition
          and other expenses......... $   (60.1) $  (110.8) $  (360.6)
                                      =========  =========  =========

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Sales, Transfers and Servicing of Financial Assets


As part of the Company's asset management program, securities are sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2001 and reacquired within 30 days of the sale date are:

                                        Book
                                      Value of    Cost of
                         Number of   Securities Securities   Gain
                        Transactions    Sold    Repurchased (Loss)
                        ------------ ---------- ----------- ------
                                      (in millions)
                        -----------------------------------------
              Bonds:
                NAIC 3.     83.0       $155.8     $151.9    $ (.1)
                NAIC 4.    249.0        355.9      370.3     (3.7)
                NAIC 5.       --           --       27.3     (0.2)
                NR.....     21.0         41.8      549.4     (4.0)

--------------------------------------------------------------------------------
14. Reconciliation to Statutory Annual Statement

In connection with the indemnity reinsurance agreements, the Company and Swiss Re also entered into an administrative services agreement whereby Swiss Re provides administrative services, including accounting services to the Company. In connection with the December 31, 2001 statutory financial statements, Swiss Re provided the Company with certain year-end financial information regarding the business that had been reinsured by Swiss Re. Although the Company disagreed with several adjustments made by Swiss Re, the Company was not provided with sufficient information to reverse the effects of these adjustments from the Annual Statement financial statements and related exhibits and schedules. The Company did, however, record an adjustment to reverse the net effect of the disputed items in the Annual Statement filed with the Insurance Department by recognizing miscellaneous revenue and a miscellaneous asset. Because the asset was not specifically identified as an asset within the NAIC APPM, the Company non-admitted the asset in the December 31, 2001 Annual Statement. Subsequent to the Annual Statement filing, the Company obtained additional information regarding the adjustments Swiss Re had made to the statutory financial information provided to the Company. The Company reversed those adjustments prior to completion of the accompanying statutory-basis financial statements. The adjustments that were reversed were principally associated with reinsurance recoverables for paid and unpaid losses.

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2001 Annual Statement, and as reported in the accompanying statutory-basis financial statements:

                                                                                                     (in millions)
Capital and surplus as reported in the Company's Annual Statement...................................    $3,096.0
Increase in surplus resulting from reversal of Swiss Re entries.....................................       420.0
                                                                                                       ---------
Capital and surplus as reported in the accompanying audited statutory-basis balance sheet...........   $3,516.0
                                                                                                       =========
Statutory net income as reported in the Company's Annual Statement..................................   $    67.7
Increase in net income resulting from reversal of Swiss Re entries..................................       111.3
                                                                                                       ---------
Statutory net income as reported in the accompanying audited statutory-basis statement of operations   $   179.0
                                                                                                       =========

Report of Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Lincoln National Corporation, as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP
February 1, 2002

                            PART C--OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
--------

    (a)  LIST OF FINANCIAL STATEMENTS

         (1)   Part A.
               The Table of Condensed Financial Information is included in Part A of this Registration Statement.

         (2)   Part B.
               The following financial statements for the Variable Account are included in Part B of this Registration Statement:

               Statement of Assets and Liability - December 31, 2001 Statement of Operations - Year ended December 31, 2001 Statements of Changes in Net Assets - Years ended December 31,
                 2001 and 2000
               Notes to Financial Statements - December 31, 2001
               Report of Ernst & Young LLP, Independent Auditors

         (3)   Part B.

               The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

               Balance Sheets - Statutory-Basis - Years ended December 31, 2001 and 2000
               Statements of Operations - Statutory Basis - Years ended December
                 31, 2001, 2000 and 1999
               Statements of Changes in Capital and Surplus - Statutory Basis -
                 Years ended December 31, 2001, 2000 and 1999
               Statements of Cash Flows - Statutory Basis - Years ended
                 December 31, 2001, 2000 and 1999
               Notes to Statutory-basis Financial Statements - December 31, 2001 Report of Ernst & Young LLP, Independent Auditors

    (b)  LIST OF EXHIBITS

         (1) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are hereby incorporated by reference to Registrant's initial registration statement on form N-4 (333-32273) filed December 29, 1997.)

         (2)   N/A

         (3)   N/A

         (4)   Variable Annuity Contract

               (a) Allocated Group Deferred Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-43373) filed on April 23, 1999.

               (b) Unallocated Group Deferred Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-43373) filed on April 23, 1999.

               (c) Active Life Certificate incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-43373) filed on April 23, 1999.

               (d) Section 457 Annuity Endorsement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No.333-43373 filed on April 24, 1998.

               (e) Section 403(b) Annuity Endorsement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No.333-43373 filed on April 24, 1998.

               (f) Plan-Reimbursement Endorsement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No.333-43373 filed on April 24, 1998.

               (g) Plan-Reimbursement Endorsement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No.333-43373 filed on April 24, 1998.

               (h) Individual Enrollment incorporated herein by reference to Pre-Effective Amendment No. 1 (File No.333-43373 filed on April 24, 1998.

               (i) Allocated Group Deferred Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-43373) filed on April 23, 1999.

               (j) Amendment to 8/98 Group Deferred Variable Annuity Contract, Harris Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-43373) filed on April 23, 1999.

               (k) Active Life Certificate incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-43373) filed on April 23, 1999.

               (l) Amendment to 8/98 Active Life Certificate incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-43373) filed on April 23, 1999.

               (m) Amendment to 8/98 Group Deferred Variable Annuity Contract, Minimum Death Benefit incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-43373) filed on April 18, 2000.

               (n) Amendment to 8/98 Active Life Certificate, Minimum Death Benefit incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-43373) filed on April 18, 2000.

               (o) Subaccount Endorsement incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-43373) filed on April 18, 2000.

               (p) Subaccount Endorsement incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-43373) filed on April 18, 2000.

               (q)  SubAccount Endorsement

               (r)  SubAccount Endorsement

         (5)   (a)  Application incorporated herein by reference to
                    Post-Effective Amendment No. 4 (File No. 333-43373) filed on April 11, 2001.

         (6)   (a)  Articles of Incorporation of The Lincoln National Life
                    Insurance Company are hereby incorporated by reference to Registration Statement on Form S-6 (333-40745) filed on November 21, 1997.

               (b) By-Laws of The Lincoln National Life Insurance Company are hereby incorporated by reference to Post-Effective Amendment #1 to the Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

         (7)        N/A

         (8)   (a)(1)Services Agreement between Delaware Management Holdings,
                    Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-1A (2-80741), Amendment No.21 filed on April 10, 2000.

               (a)(2)Amendment

         (8)   (b)  Participation Agreement/Amendments for Lincoln National
                    Aggressive Growth Fund, Inc.

         (8)   (c)  Participation Agreement/Amendments for Lincoln National
                    Bond Fund, Inc.

         (8)   (d)  Participation Agreement/Amendments for Lincoln National
                    Capital Appreciation Fund, Inc.

         (8)   (e)  Participation Agreement/Amendments for Lincoln National
                    Equity-Income Fund, Inc.

         (8)   (f)  Participation Agreement/Amendments for Lincoln National
                    Global Asset Allocation Fund, Inc.

         (8)   (g)  Participation Agreement/Amendments for Lincoln National
                    Growth and Income Fund, Inc.

         (8)   (h)  Participation Agreement/Amendments for Lincoln National
                    International Fund, Inc.

         (8)   (i)  Participation Agreement/Amendments for Lincoln National
                    Managed Fund, Inc.

         (8)   (j)  Participation Agreement/Amendments for Lincoln National
                    Money Market Fund, Inc.

         (8)   (k)  Participation Agreement/Amendments for Lincoln National
                    Social Awareness Fund, Inc.

         (8)   (l)  Participation Agreement/Amendments for Lincoln National
                    Special Opportunities Fund, Inc.

         (8)   (m)  Participation Agreement/Amendments for Delaware Group
                    Premium Fund

         (8)   (n)  Participation Agreement/Amendments for Bankers Trust (BT)

         (8)   (o)  Participation Agreement/Amendments for Baron Capital

         (8)   (p)  Participation Agreement/Amendments for Fidelity Variable
                    Insurance Trusts

         (8)   (q)  Participation Agreement/Amendments for Janus

         (8)   (r)  Participation Agreement/Amendments for Neuberger Berman

         (8)   (s)  Participation Agreement/Amendments for Alliance

         (8)   (t)  Participation Agreement/Amendments for American Funds

         (8)   (u)  Participation Agreement/Amendment for MFS

         (8)   (v)  Participation Agreement/Amendment for Putnam

         (9) Opinion and Consent of Mary Jo Ardington, Counsel. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No.333-43373 filed on April 24, 1998.

        (10)   Consent of Ernst & Young LLP, Independent Auditors

        (11)   Not applicable.

        (12)   N/A

        (13) Schedule of Computation. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No.333-43373 filed on April 24, 1998.

        (14)   Not applicable.

        (15) Organizational Chart of Lincoln National Life Insurance Holding Company System is incorporated herein by reference to Pre-Effective Amendment No. 1 (file No. 333-73532) filed on February 8, 2002.

        (16)   Power of attorney.

Item 25.            DIRECTORS AND OFFICERS OF THE DEPOSITOR
--------

Name                           Positions and Offices

Jon A. Boscia**                President and Director
Lorry J. Stensrud*             Chief Executive Officer of Annuities,
                               Executive Vice President, and Director
John H. Gotta***               Chief Executive Officer of Life Insurance,
                               Executive Vice President, and Director
Gary W. Parker***              Senior Vice President
Charles E. Haldeman, Jr.****   Director
Cynthia A. Rose*               Secretary and Assistant Vice President
Eldon J. Summers*              Second Vice President and Treasurer
Richard C. Vaughan**           Director
Janet Chrzan*                  Senior Vice President, Chief Financial Officer
                               and Director
Elizabeth Frederick*           Senior Vice President and General Counsel
Diane Dillman*                 Director of Annuities Compliance
Christine Frederick***         Director of Life Compliance
See Yeng Quek****              Chief Investment Officer and Director
Barbara S. Kowalczyk**         Director

* Principal business address is 1300 South Clinton Street, Fort Wayne, IN 46802-3506
** Principal business address is Center Square West Tower, 1500 Market Street - Suite 3900, Philadelphia, PA 19102-2112
***    Principal business address is 350 Church Street, Hartford, CT 06103
**** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26.
--------

                      PERSONS CONTROLLED BY OR UNDER COMMON
                   CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15: The organizational chart of The Lincoln National Insurance Holding Company System.

Item 27.
--------

                            NUMBER OF CONTRACT OWNERS

As of February 28, 2002 there were 84 CONTRACT OWNERS under Lincoln Life Variable Annuity Account Q, with approximately 3991 participants.

Item 28.
--------

                          INDEMNIFICATION--UNDERTAKING

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the rights of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
--------

                              PRINCIPAL UNDERWRITER

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T, Lincoln Life Variable Annuity Account W, Lincoln National Variable Annuity Account 53.

     (b) See Item 25.


     (c) N/A


Item 30.
--------

                        LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services
--------  Not Applicable.

Item 32.  Undertakings
--------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 33.
--------

     For Contracts sold in connection with the Texas Option Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

                               SIGNATURES


(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 4th day of April, 2002.


                       LINCOLN LIFE VARIABLE ANNUITY
                       Account Q -- Group Multi-Fund
                       (Registrant)


                       By:  /s/ Ronald L. Stopher
                            ------------------------------------
                            Ronald L. Stopher
                            Vice President, Lincoln National Life Insurance, Co.


                       THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                       (Depositor)


                       By:  /s/ Jeffrey K. Dellinger
                            ------------------------------------
                            Jeffrey K. Dellinger
                            (Signature-Officer of Depositor)
                            Vice President, Lincoln National Life Insurance, Co. (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 4, 2002.


Signature                             Title
---------                             -----

  *
------------------------------        President and Director
Jon A. Boscia                         (Principal Executive Officer)


  *
------------------------------        Executive Vice President,
Lorry J. Stensrud                     Chief Executive Officer of
                                      Annuities, and Director

  *
------------------------------        Senior Vice President, Chief
Janet Chrzan                          Financial Officer and Director
                                      (Principal Accounting Officer and
                                      Principal Financial Officer)

  *
------------------------------        Director
Barbara S. Kowalczyk


  *
------------------------------        Executive Vice President,
John H. Gotta                         Chief Executive Officer of
                                      Life Insurance, and Director

  *
------------------------------        Director
Richard C. Vaughan


  *
------------------------------        Director
Charles E. Haldeman, Jr.


  *
------------------------------        Chief Investment Officer and Director
See Yeng Quek



*By /s/ Steven M. Kluever
 -----------------------------        Pursuant to a Power of Attorney
      Steven M. Kluever